As filed with the Securities and Exchange Commission on February 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.3%
50,000,000	CAN Capital Funding LLC, Series 2012-1A-B1	3.12%	^	04/15/2020	49,850,000
54,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^∞	10/15/2019	53,973,000
32,800,000	Nelnet Student Loan Trust, Series 2007-2A-B1	1.41%	#^	09/25/2035	31,022,338
Total Asset Backed Obligations (Cost $135,692,350)					134,845,338

Collateralized Loan Obligations - 4.7%
10,000,000	Adams Mill Ltd., Series 2014-1A-C1	3.20%	#^	07/15/2026	9,651,599
3,750,000	ALM Loan Funding, Series 2012-6A-C	4.99%	#^	06/14/2023	3,754,475
20,000,000	ALM Loan Funding, Series 2012-7A-A1	1.65%	#^	10/19/2024	20,006,642
3,500,000	Anchorage Capital Ltd., Series 2014-4A-A1A	1.73%	#^	07/28/2026	3,467,439
1,500,000	Apidos Ltd., Series 2006-4A-D	1.73%	#^	10/27/2018	1,469,211
27,498,346	Apidos Ltd., Series 2007-5A-A18	0.46%	#^	04/15/2021	27,375,197
20,000,000	Apidos Ltd., Series 2013-16A-A1	1.68%	#^	01/19/2025	19,920,146
5,500,000	Apidos Ltd., Series 2014-18A-B	3.03%	#^	07/22/2026	5,304,993
25,000,000	Apidos Ltd., Series 2014-19A-A1	1.71%	#^	10/17/2026	24,933,340
8,102,390	ARES Ltd., Series 2007-12A-A	0.86%	#^	11/25/2020	8,069,519
25,000,000	ARES Ltd., Series 2013-1A-B	1.98%	#^	04/15/2025	23,953,080
6,500,000	ARES Ltd., Series 2013-1A-D	3.98%	#^	04/15/2025	6,152,953
39,496,223	Atrium Corporation, Series 5A-A2A	0.45%	#^	07/20/2020	39,418,941
3,950,000	Avery Point Ltd., Series 2013-2A-D	3.68%	#^	07/17/2025	3,730,556
5,000,000	Avery Point Ltd., Series 2014-1A-A	1.75%	#^	04/25/2026	4,977,961
4,250,000	Avery Point Ltd., Series 2014-1A-D	3.73%	#^	04/25/2026	4,004,911
1,948,825	Babson Ltd., Series 2005-3A-A	0.48%	#^	11/10/2019	1,942,377
4,500,000	Babson Ltd., Series 2014-3A-D2	4.63%	#^	01/15/2026	4,499,179
4,750,000	Babson Ltd., Series 2014-IIA-C	3.17%	#^	10/17/2026	4,593,337
3,750,000	Babson Ltd., Series 2014-IIA-D	3.87%	#^	10/17/2026	3,570,090
5,000,000	Baker Street Funding Ltd., Series 2005-1A-B	0.69%	#^	12/15/2018	4,917,543
1,000,000	Ballyrock Ltd., Series 2014-1A-B	3.43%	#^	10/20/2026	973,028
2,000,000	Ballyrock Ltd., Series 2014-1A-C	3.98%	#^	10/20/2026	1,904,354
5,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.38%	#^	07/15/2026	4,930,513
6,500,000	Birchwood Park Ltd., Series 2014-1A-D2	4.43%	#^	07/15/2026	6,423,671
1,646,051	Black Diamond Ltd., Series 2005-1A-A1	0.52%	#^	06/20/2017	1,642,913
1,681,277	BlackRock Senior Income, Series 2006-4A-A	0.47%	#^	04/20/2019	1,666,476
4,744,120	BlackRock Senior Income, Series 2007-5A-A3	0.46%	#^	08/13/2019	4,687,734
25,000,000	BlueMountain Ltd., Series 2012-2A-A1	1.65%	#^	11/20/2024	25,061,660
19,000,000	BlueMountain Ltd., Series 2012-2A-B1	2.29%	#^	11/20/2024	18,571,223
16,150,000	BlueMountain Ltd., Series 2012-2A-C	2.98%	#^	11/20/2024	15,595,750
88,405,733	BMI Trust, Series 2013-1AR-A1R	1.17%	#^	08/01/2021	87,961,441
901,656	Bridgeport Ltd., Series 2006-1A-A1	0.48%	#^	07/21/2020	897,075
17,000,000	Brookside Mill Ltd., Series 2013-1A-C1	2.93%	#^	04/17/2025	16,187,930
20,932,073	Callidus Debt Partners Fund Ltd., Series 2007-6A-A1T	0.49%	#^	10/23/2021	20,461,074
9,500,000	Canyon Capital Ltd., Series 2012-1A-B1	2.18%	#^	01/15/2024	9,214,993
17,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.37%	#^	07/27/2026	16,768,572
2,500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.42%	#^	07/27/2026	2,471,499
1,750,000	Carlyle High Yield Partners Ltd., Series 2006-8A-B	0.61%	#^	05/21/2021	1,690,195
3,000,000	Cent Ltd., Series 2005-10A-D	1.99%	#^	12/15/2017	2,892,519
14,725,849	Cent Ltd., Series 2006-11A-A1	0.49%	#^	04/25/2019	14,565,607
1,729,528	Cent Ltd., Series 2007-14A-A1	0.47%	#^	04/15/2021	1,693,551
14,577,284	Cent Ltd., Series 2007-14A-A2A	0.46%	#^	04/15/2021	14,352,970
6,250,000	Cent Ltd., Series 2014-22A-B	3.43%	#^	11/07/2026	6,096,924
7,250,000	Cent Ltd., Series 2014-22A-C	3.98%	#^	11/07/2026	6,871,298
5,000,000	Covenant Credit Partners Ltd., Series 2014-1A-A	1.71%	#^	07/20/2026	4,960,682
10,500,000	Crown Point Ltd., Series 2012-1A-A1LB	1.73%	#^	11/21/2022	10,493,791
5,000,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.83%	#^	04/12/2020	4,858,278
4,000,000	Dryden Senior Loan Fund, Series 2012-24A-D	4.98%	#^	11/15/2023	4,048,784
10,000,000	Dryden Senior Loan Fund, Series 2012-25A-B1	2.48%	#^	01/15/2025	9,883,156
25,000,000	Flagship, Series 2014-8A-A	1.76%	#^	01/16/2026	24,949,450
18,100,000	Flatiron Ltd., Series 2013-1A-A1	1.63%	#^	01/17/2026	17,929,286
3,000,000	Flatiron Ltd., Series 2014-1A-B	3.09%	#^	07/17/2026	2,903,681
6,750,000	Flatiron Ltd., Series 2014-1A-C	3.54%	#^	07/17/2026	6,289,817
10,000,000	Fortress Credit Ltd., Series 2013-1A-A	1.41%	#^	01/19/2025	9,747,965
10,000,000	Fortress Credit Ltd., Series 2013-1A-B	2.13%	#^	01/19/2025	9,525,011
1,829,378	Galaxy Ltd., Series 2006-6X-B	0.64%	#	06/13/2018	1,824,062
2,000,000	Galaxy Ltd., Series 2013-15A-A	1.48%	#^	04/15/2025	1,972,861
13,000,000	Galaxy Ltd., Series 2013-15A-B	2.08%	#^	04/15/2025	12,571,967
13,100,000	Galaxy Ltd., Series 2013-15A-C	2.83%	#^	04/15/2025	12,537,937
6,125,000	Galaxy Ltd., Series 2013-15A-D	3.63%	#^	04/15/2025	5,793,048
37,000,000	GLG Ore Hill Ltd., Series 2013-1A-A	1.35%	#^	07/15/2025	36,704,018
30,000,000	Golden Tree Loan Opportunities Ltd., Series 2014-9A-A	1.83%	#^	10/29/2026	29,974,824
6,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.73%	#^	04/28/2025	5,990,341
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.23%	#^	04/28/2025	1,556,134
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	3.88%	#^	10/22/2025	4,644,089
30,000,000	Harbourview Ltd., Series 7A-A1	1.83%	#^	11/18/2026	29,909,487
25,000,000	Hildene Ltd., Series 2014-3A-A	1.83%	#^	10/20/2026	24,946,247
30,000,000	ICE Global Credit Ltd., Series 2013-1A-A1	1.98%	#^∞	04/20/2024	28,707,000
25,000,000	ICE Global Credit Ltd., Series 2013-1A-B2	2.78%	#^∞	04/20/2024	22,012,500
20,605,573	ING Ltd., Series 2007-5A-A1A	0.46%	#^	05/01/2022	20,462,895
10,500,000	ING Ltd., Series 2013-3A-A1	1.83%	#	08/01/2020	10,033,714
3,415,000	ING Ltd., Series 2013-3A-A1	1.68%	#^	01/18/2026	3,393,658
4,250,000	ING Ltd., Series 2013-3A-B	2.93%	#^	01/18/2026	4,059,727
15,000,000	Jamestown Ltd., Series 2012-1A-A1	1.66%	#^	11/05/2024	14,892,571
50,000,000	Jamestown Ltd., Series 2013-3A-A1A	1.68%	#^	01/15/2026	49,525,270
15,000,000	Jamestown Ltd., Series 2014-4A-A1A	1.73%	#^	07/15/2026	14,931,112
1,033,032	KKR Financial Corporation, Series 2006-1A-A1	0.51%	#^	08/25/2018	1,032,929
20,000,000	KVK Ltd., Series 2013-1A-A	1.63%	#^	04/14/2025	19,753,396
10,965,000	Landmark Ltd., Series 2006-7A-A2L	0.68%	#^	07/15/2018	10,993,786
9,500,000	Landmark Ltd., Series 2006-8A-C	0.98%	#^	10/19/2020	9,266,022
3,650,000	LCM LP, Series 11A-D2	4.18%	#^	04/19/2022	3,582,293
20,000,000	LCM LP, Series 12A-A	1.70%	#^	10/19/2022	20,007,810
12,600,000	LCM LP, Series 13A-C	3.13%	#^	01/19/2023	12,289,913
7,825,000	LCM LP, Series 14A-D	3.73%	#^	07/15/2025	7,422,737
21,000,000	LCM LP, Series 16A-A	1.76%	#^	07/15/2026	20,932,693
2,750,000	LCM LP, Series 16A-D	3.83%	#^	07/15/2026	2,609,945
7,500,000	LCM LP, Series 6A-C	1.04%	#^	05/28/2019	7,280,468
7,000,000	Limerock Ltd., Series 2014-2A-A	1.73%	#^	04/18/2026	6,961,266
25,000,000	Limerock Ltd., Series 2014-3A-A1	1.76%	#^	10/20/2026	24,880,849
1,000,000	Madison Park Funding Ltd., Series 2012-9X-C1	3.83%	#	08/15/2022	1,015,330
3,000,000	Madison Park Funding Ltd., Series 2014-14A-C1	3.33%	#^	07/20/2026	2,945,638
4,000,000	Madison Park Funding Ltd., Series 2014-15A-C	3.94%	#^	01/27/2026	3,830,440
7,500,000	Magnetite Ltd., Series 2012-6A-A	1.74%	#^	09/15/2023	7,503,514
17,000,000	Marathon Ltd., Series 2013-5A-A2A	2.58%	#^	02/21/2025	16,765,835
2,000,000	Marea Ltd., Series 2012-1A-D	4.78%	#^	10/16/2023	1,966,645
2,442,186	Mountain Capital Ltd., Series 2007-6A-A	0.47%	#^	04/25/2019	2,424,709
2,000,000	Nautique Funding Ltd., Series 2006-1A-C	1.93%	#^	04/15/2020	1,926,847
9,000,000	Nomad Ltd., Series 2013-1A-B	3.18%	#^	01/15/2025	8,704,734
3,500,000	Nomad Ltd., Series 2013-1A-C	3.73%	#^	01/15/2025	3,305,654
30,000,000	Northwoods Capital Corporation, Series 2012-9A-A	1.65%	#^	01/18/2024	29,904,513
16,660,000	Northwoods Capital Corporation, Series 2013-10-A1	1.63%	#^	11/04/2025	16,443,645
29,000,000	Oak Hill Credit Partners, Series 2012-7A-A	1.65%	#^	11/20/2023	28,965,754
18,000,000	Oak Hill Credit Partners, Series 2012-7A-B1	2.48%	#^	11/20/2023	17,750,021
50,000,000	Ocean Trails, Series 2014-5A-A2	1.93%	#^	10/13/2026	49,896,127
9,000,000	OCP Ltd., Series 2012-2A-A2	1.71%	#^	11/22/2023	8,985,019
1,773,340	OCP Ltd., Series 2012-2A-X2	1.71%	#^	11/22/2023	1,775,956
10,000,000	OCP Ltd., Series 2013-3A-B	2.98%	#^	01/17/2025	9,572,286
15,000,000	Octagon Investment Partners Ltd., Series 2014-1A-A	1.68%	#^	08/12/2026	14,884,629
13,500,000	Octagon Investment Partners Ltd., Series 2014-1A-B	3.43%	#^	11/14/2026	13,308,412
5,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	3.88%	#^	11/14/2026	5,221,512
1,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	3.79%	#^	11/22/2025	1,507,529
4,000,000	Octagon Investment Partners Ltd., Series 2014-1A-X	1.29%	#^	11/22/2025	3,997,622
13,368,076	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-AR	1.15%	#^	04/20/2021	13,329,348
10,000,000	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-DR	3.28%	#^	04/20/2021	10,008,664
9,000,000	OZLM Funding Ltd., Series 2013-5A-A1	1.73%	#^	01/17/2026	8,945,563
6,700,000	OZLM Ltd., Series 2014-6A-A1	1.78%	#^	04/17/2026	6,686,102
25,000,000	OZLM Ltd., Series 2014-9A-A1	1.83%	#^	01/20/2027	24,970,414
6,000,000	Race Point Ltd., Series 2007-4A-C	0.98%	#^	08/01/2021	5,859,289
25,000,000	Race Point Ltd., Series 2012-7A-A	1.65%	#^	11/08/2024	24,961,268
24,000,000	Race Point Ltd., Series 2012-7A-B	2.48%	#^	11/08/2024	23,677,843
5,500,000	Race Point Ltd., Series 2013-8A-B	2.13%	#^	02/20/2025	5,326,875
30,000,000	Regatta Funding Ltd., Series 2014-1A-A1A	1.79%	#^	10/25/2026	29,899,377
3,200,000	Saturn Ltd., Series 2007-1A-D	4.23%	#^	05/13/2022	2,970,348
25,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	1.73%	#^	10/30/2026	24,806,573
22,000,000	Steele Creek Ltd., Series 2014-1A-A1	1.83%	#^	08/21/2026	21,946,168
25,000,000	Symphony Ltd., Series 2013-11A-B1	2.43%	#^	01/17/2025	24,641,555
2,000,000	Thacher Park Ltd., Series 2014-1A-C	3.28%	#^	10/20/2026	1,959,121
4,500,000	Thacher Park Ltd., Series 2014-1A-D1	3.76%	#^	10/20/2026	4,252,469
17,000,000	Venture Ltd., Series 2014-17A-A	1.71%	#^	07/15/2026	16,906,655
3,250,000	Venture Ltd., Series 2014-17A-B2	2.33%	#^	07/15/2026	3,177,401
23,000,000	Voya Ltd., Series 2014-4A-A1	1.73%	#^	10/14/2026	22,943,652
39,000,000	Washington Mill Ltd., Series 2014-1A-A1	1.73%	#^	04/20/2026	38,687,072
5,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.28%	#^	04/20/2026	4,814,220
4,750,000	Washington Mill Ltd., Series 2014-1A-C	3.23%	#^	04/20/2026	4,586,945
13,273,959	Westwood Ltd., Series 2006-1X-A1	0.49%	#	03/25/2021	13,141,025
23,362,064	Westwood Ltd., Series 2007-2A-A1	0.45%	#^	04/25/2022	23,158,623
2,000,000	WhiteHorse Ltd., Series 2006-1A-B1L	2.08%	#^	05/01/2018	1,980,055
50,000,000	WhiteHorse Ltd., Series 2012-1A-A1L	1.63%	#^	02/03/2025	49,590,520
59,000,000	Wind River Ltd., Series 2012-1A-A	1.63%	#^	01/15/2024	58,880,956
18,000,000	Wind River Ltd., Series 2012-1A-B1	2.33%	#^	01/15/2024	17,506,001
13,750,000	Wind River Ltd., Series 2012-1A-C1	3.28%	#^	01/15/2024	13,415,524
30,000,000	Zais Ltd., Series 2014-2A-A1A	1.73%	#^	07/25/2026	29,769,987
Total Collateralized Loan Obligations (Cost $1,898,635,865)					1,883,745,913

Non-Agency Commercial Mortgage Backed Obligations - 6.8%
10,150,000	BAMLL Commercial Mortgage Securities Trust, Series 2011-07C1-A3B	5.38%	^	12/15/2016	10,656,886
8,350,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	#^	06/15/2028	8,216,513
2,096,000	Banc of America Commercial Mortgage Trust, Series 2005-3-AM	4.73%		07/10/2043	2,123,096
19,741,000	Banc of America Commercial Mortgage Trust, Series 2006-4-AM	5.68%		07/10/2046	21,036,849
5,038,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	5,357,540
22,365,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	23,478,542
11,700,000	Banc of America Commercial Mortgage Trust, Series 2007-2-AM	5.64%	#	04/10/2049	12,658,499
59,298,515	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	62,858,531
248,183,344	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.37%	#^I/O	02/10/2051	2,151,005
363,209	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	363,131
12,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	12,584,506
4,848,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	4,981,361
19,225,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14-AM	5.24%		12/11/2038	20,494,600
28,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.71%	#	06/11/2040	30,552,886
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	0.84%	#^	06/11/2050	12,562,993
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,589,406
9,500,000	Boca Hotel Portfolio Trust, Series 2013-BOCA-E	3.91%	#^	08/15/2026	9,517,266
527,203	CD Commercial Mortgage Trust, Series 2006-CD2-AAB	5.33%	#	01/15/2046	527,524
45,625,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.35%	#	01/15/2046	47,488,097
93,640,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	97,292,990
1,750,775	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	1,765,894
33,200,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	2.00%	#^	12/15/2027	33,319,653
14,503,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	14,545,704
19,881,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	21,260,722
11,250,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.15%	#	12/10/2049	12,330,832
298,586,830	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.21%	#^I/O	09/10/2045	30,014,396
9,011,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25-A4	3.64%		10/10/2047	9,409,723
200,049,499	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.10%	#I/O	10/10/2047	16,324,139
17,400,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	17,770,194
22,750,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	24,464,884
93,718,167	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.46%	#^I/O	12/10/2044	11,097,168
4,700,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	5,033,839
8,494,191	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	0.85%	#^	12/10/2049	8,143,508
39,558,182	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.91%	#I/O	08/15/2045	3,944,228
186,166,059	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.17%	#I/O	10/15/2045	20,770,361
7,423,827	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.10%	#^	11/17/2026	7,440,712
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-B	1.76%	#^	11/17/2026	3,506,225
3,200,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-C	2.31%	#^	11/17/2026	3,206,869
112,059,222	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.01%	#I/O	08/10/2046	5,895,884
3,835,376	Commercial Mortgage Pass-Through Certificates, Series 2013-FL3-RRI2	4.41%	#^	10/13/2028	3,822,250
3,550,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR15-D	4.77%	#^	02/10/2047	3,508,763
9,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	10,372,134
5,211,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-A4	3.59%		11/10/2047	5,438,734
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	31,083,270
71,378,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR21-A3	3.53%		12/10/2047	74,112,063
20,650,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.51%	#^	06/11/2027	20,554,277
3,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.66%	#^	06/11/2027	3,841,212
15,011,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-A4	3.82%		06/10/2047	15,964,912
1,980,374	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	#^	11/15/2030	2,048,964
184,886	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	184,948
7,675,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AM	5.23%	#	12/15/2040	7,904,743
2,785,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AJ	5.81%	#	06/15/2038	2,825,991
2,835,663	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.81%	#	06/15/2038	2,994,956
6,500,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	6,879,652
51,221,320	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	54,423,498
5,164,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.61%	#	01/15/2049	5,536,794
28,850,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.90%	#	09/15/2039	31,268,005
3,874,709	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-G	0.53%	#^	02/15/2022	3,858,345
16,900,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	#^	04/16/2049	17,886,554
8,800,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	#^	04/16/2049	9,275,077
5,150,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	#^	12/15/2043	5,476,577
10,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR5-2B	5.34%	#^	12/16/2043	10,634,130
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	7,385,293
14,554,963	DBRR Trust, Series 2011-C32-A3B	5.72%	#^	06/17/2049	15,454,423
184,444,155	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.40%	#^I/O	07/10/2044	8,787,657
8,000,000	Del Coronado Trust, Series 2013-HDC-D	2.11%	#^	03/15/2026	7,992,688
9,550,000	Del Coronado Trust, Series 2013-HDC-E	2.81%	#^	03/15/2026	9,529,009
5,500,000	Del Coronado Trust, Series 2013-HDMZ-M	5.16%	#^	03/15/2018	5,531,888
3,500,000	Extended Stay America Trust, Series 2013-ESFL-DFL	3.30%	#^	12/05/2031	3,505,518
8,000,000	Extended Stay America Trust, Series 2013-ESH5-A15	1.28%	^	12/05/2031	7,943,417
11,781,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	11,906,780
20,540,000	Greenwich Capital Commercial Funding Corporation, Series 2005-GG5-AM	5.28%	#	04/10/2037	20,998,915
15,265,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	5.82%	#	07/10/2038	15,685,085
7,000,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.82%	#	07/10/2038	7,383,211
23,350,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.07%	#	12/10/2049	24,490,496
8,350,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	9,064,818
53,944,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	56,623,411
21,460,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	22,700,603
12,100,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.52%	#	04/10/2038	12,446,260
9,055,000	GS Mortgage Securities Corporation, Series 2006-GG6-AM	5.55%	#	04/10/2038	9,409,087
144,514,190	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.01%	#^I/O	04/10/2038	75,003
63,064,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	64,779,719
25,000,000	GS Mortgage Securities Corporation, Series 2006-GG8-AM	5.59%		11/10/2039	26,638,450
30,960,002	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.96%	#^I/O	03/10/2044	893,629
113,315,985	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.12%	#^I/O	01/10/2045	12,095,632
1,935,241	GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	1,941,401
60,850,000	GS Mortgage Securities Corporation, Series 2014-GC26-A5	3.63%		11/10/2047	63,549,762
6,184,060	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.60%	#^I/O	01/12/2037	37,383
434,137	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	434,790
4,260,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-D	5.30%	#	07/15/2041	3,844,761
20,580,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CIBC12-AJ	4.99%	#	09/12/2037	20,860,402
82,581,839	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.25%	#^I/O	10/15/2042	110,907
9,704,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	5.87%	#	04/15/2045	10,303,901
128,136,868	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.53%	#I/O	05/15/2045	951,544
32,384,685	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	33,650,683
5,292,741	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	5,569,975
24,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	25,633,824
164,767,487	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.26%	#I/O	06/12/2047	874,915
18,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.88%	#	02/12/2051	19,755,387
1,097,750,671	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.31%	#^I/O	02/12/2051	8,656,862
22,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.70%	#	02/12/2049	23,381,535
9,144,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.07%	#	02/12/2051	9,651,734
34,390,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.01%	#	02/15/2051	37,526,746
11,336,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	11,903,537
4,044,738	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-B	3.50%	#^	07/15/2028	4,046,449
2,113,689	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	2,139,171
221,261,040	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.93%	#I/O	05/15/2045	19,800,319
469,902,538	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.12%	#I/O	10/15/2045	47,456,397
163,568,744	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.76%	#I/O	06/15/2045	12,802,035
20,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-ALC-A	1.66%	#^	07/17/2026	20,020,240
5,425,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	5,596,159
6,725,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	1.86%	#^	06/15/2029	6,707,424
7,250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	2.51%	#^	06/15/2029	7,209,980
24,200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.56%	#^	08/15/2027	24,086,795
14,406,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-E	3.46%	#^	08/15/2027	14,347,579
109,747,271	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.16%	#I/O	02/15/2047	7,303,955
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	3,561,587
186,683,016	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.02%	#I/O	11/15/2047	13,313,299
32,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-A4	3.49%		01/15/2048	32,962,702
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.43%	#	01/15/2048	6,621,467
258,866,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.19%	#I/O	01/15/2048	19,458,181
7,550,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	5.90%	#^	07/15/2044	8,257,103
4,150,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	4,195,295
20,600,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32%	#	11/15/2040	21,143,006
156,511,962	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.65%	#^I/O	11/15/2038	1,645,488
51,550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	53,688,938
38,308,952	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	40,932,426
48,739,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	51,461,829
151,227,883	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.65%	#I/O	11/15/2026	2,581,158
9,912,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	10,068,907
42,850,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	45,063,310
1,175,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-D	4.83%	#^	02/15/2047	1,141,062
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	11,826,255
45,025,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-A4	3.53%		12/15/2047	46,828,499
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	36,800,476
310,641,374	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	#^I/O	11/12/2041	2,447,854
10,650,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.49%	#	03/12/2044	10,943,056
45,421,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	47,058,745
4,258,705	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.41%	#	04/12/2049	4,249,055
8,517,411	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FX	5.59%	#	04/12/2049	8,579,920
4,372,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,660,176
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	#^	07/13/2029	2,563,777
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	#^	07/13/2029	2,218,715
12,400,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2029	12,595,238
11,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-E	3.69%	#^	08/11/2029	10,986,101
12,529,000	Morgan Stanley Re-Remic Trust, Series 2009-GG10-A4B	5.80%	#^	08/12/2045	13,503,944
28,800,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4B	5.80%	#^	08/15/2045	31,040,410
48,500,000	Morgan Stanley Re-Remic Trust, Series 2013-AJ-AJA	0.50%	^	12/17/2049	44,236,850
567,984	Multi Security Asset Trust, Series 2005-RR4A-A3	5.00%	^	11/28/2035	569,802
16,746,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.56%	#	08/15/2039	17,200,805
105,754,622	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.13%	#^I/O	08/10/2049	11,632,004
5,840,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.32%	#	12/15/2044	6,016,569
46,710,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	47,827,350
19,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	20,789,301
10,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-30-AMFL	0.36%	#^	12/15/2043	9,592,745
31,858,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	32,536,400
9,680,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	10,284,676
5,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	5,344,665
20,516,700	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.94%	#	02/15/2051	21,547,090
9,250,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.94%	#	02/15/2051	10,093,207
38,265,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-A5	3.41%		12/15/2047	39,329,188
4,952,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	5,101,058
85,564,271	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.71%	#^I/O	06/15/2044	2,035,360
115,029,837	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.41%	#^I/O	04/15/2045	12,288,868
134,985,621	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.20%	#^I/O	08/15/2045	13,884,013
53,204,867	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.21%	#^I/O	11/15/2045	5,971,076
101,404,938	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.32%	#I/O	03/15/2047	7,911,765
65,852,630	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	0.99%	#I/O	11/15/2047	4,597,501
55,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	57,596,412
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.33%	#	11/15/2047	8,155,912
205,585,550	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.96%	#I/O	11/15/2047	14,006,749
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $2,772,739,792)					2,752,057,894

Non-Agency Residential Collateralized Mortgage Obligations - 24.5%
14,046,062	ACE Securities Corporation, Series 2006-HE1-A2C	0.36%	#	02/25/2036	13,854,600
134,531	ACE Securities Corporation, Series 2006-NC1-A2C	0.37%	#	12/25/2035	134,673
11,124,649	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	5.03%	#	01/25/2036	10,163,346
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.15%	#	06/25/2035	5,520,468
6,590,443	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.05%	#	10/25/2035	5,868,717
36,084,136	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.52%	#	03/25/2036	27,240,239
31,146,600	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	2.98%	#	05/25/2036	27,940,462
27,826,420	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.13%	#	03/25/2037	23,385,796
4,272,038	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.74%	#^	11/25/2037	3,545,395
447,459	Aegis Asset Backed Securities Trust, Series 2003-2-M2	2.72%	#	11/25/2033	430,547
2,255,950	Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.20%	#	04/25/2034	2,016,219
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2	2.12%	#	06/25/2034	471,109
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	#^	03/25/2058	12,369,822
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A4	5.65%	#^	03/25/2058	12,722,898
4,261,693	American Home Mortgage Investment Trust, Series 2005-1-7A2	2.33%	#	06/25/2045	4,202,688
12,359,305	American Home Mortgage Investment Trust, Series 2005-4-3A1	0.47%	#	11/25/2045	9,963,948
2,588,621	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,402,028
10,001,588	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.10%	#^	01/25/2037	5,963,637
14,593,224	Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.37%	#	10/25/2032	10,958,446
356,657	Argent Securities, Inc., Series 2004-W6-M1	0.99%	#	05/25/2034	348,697
5,653,372	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.14%	#	11/25/2033	5,448,067
950,501	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	1.85%	#	06/25/2034	816,829
5,283,564	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	4,980,393
5,174,184	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	4,936,927
9,180,797	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	8,675,981
4,691,837	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	4,245,971
3,013,066	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,805,243
2,790,632	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	2,302,542
5,273,864	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	4,386,320
18,726,547	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	12,840,587
8,365,671	Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.33%	#I/F I/O	11/25/2036	1,368,599
2,981,476	Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.62%	#	11/25/2036	2,024,795
14,144,408	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	11,140,800
2,260,215	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	1,813,675
16,797,716	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	16,885,652
478,845	Banc of America Funding Corporation, Series 2006-2-4A1	22.29%	#I/F	03/25/2036	681,706
2,524,738	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	2,573,825
14,310,909	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	13,536,975
2,474,665	Banc of America Funding Corporation, Series 2006-3-6A1	6.30%	#	03/25/2036	2,533,561
13,830,203	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	13,714,568
3,229,374	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	2,840,206
15,221,009	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	13,289,905
3,114,431	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	2,601,755
1,642,163	Banc of America Funding Corporation, Series 2006-B-7A1	5.63%	#	03/20/2036	1,504,113
16,501,606	Banc of America Funding Corporation, Series 2006-D-6A1	4.83%	#	05/20/2036	13,606,630
1,538,882	Banc of America Funding Corporation, Series 2006-G-2A1	0.39%	#	07/20/2036	1,441,286
837,263	Banc of America Funding Corporation, Series 2006-H-3A1	2.78%	#	09/20/2046	681,013
2,162,728	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	1,745,393
2,881,070	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	2,499,368
4,251,353	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	3,655,304
5,355,164	Banc of America Funding Corporation, Series 2009-R14-3A	15.74%	#^I/F	06/26/2035	6,608,888
6,107,936	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	5,690,649
2,859,918	Banc of America Funding Corporation, Series 2010-R1-3A	14.02%	#^I/F	07/26/2036	2,956,855
82,428,056	Banc of America Funding Corporation, Series 2012-R4-A	0.42%	#^	03/04/2039	81,143,250
30,107,806	Banc of America Funding Corporation, Series 2012-R5-A	0.41%	#^	10/03/2039	30,108,343
1,926,552	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	2.62%	#	12/25/2034	1,887,447
8,140,555	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	7,399,960
1,122,313	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	1,071,657
5,509,695	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	4,734,602
5,964,997	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	5,052,400
18,000,000	BCAP LLC Trust, Series 2008-RR3-A1B	6.65%	#	10/25/2036	13,772,131
7,724,544	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	7,204,017
25,503,056	BCAP LLC Trust, Series 2009-RR1-3A3	6.00%	#^	08/26/2037	25,015,424
6,686,028	BCAP LLC Trust, Series 2010-RR10-5A1	7.32%	#^	04/27/2037	7,352,661
11,853,379	BCAP LLC Trust, Series 2010-RR12-3A15	6.76%	#^	08/26/2037	12,607,837
3,350,000	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	#^	04/26/2037	3,345,135
3,992,799	BCAP LLC Trust, Series 2011-RR12-2A5	2.20%	#^	12/26/2036	3,989,464
8,245,492	BCAP LLC Trust, Series 2012-RR1-3A3	3.50%	#^	10/26/2035	8,331,061
15,700,892	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	5.42%	#	02/25/2036	14,172,882
14,960,765	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	5.48%	#	10/25/2046	13,604,407
13,612,722	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.76%	#	02/25/2047	10,895,596
5,430,145	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.43%	#	11/25/2034	5,350,748
21,258,429	Bear Stearns Alt-A Trust, Series 2006-6-2A1	4.33%	#	11/25/2036	16,437,591
12,595,043	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%	#	08/25/2034	13,094,544
32,761,081	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%	#	04/25/2035	33,592,083
10,450,137	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.25%	#	04/25/2035	10,826,049
15,601,250	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	5.50%	#	10/25/2035	15,634,667
19,707,028	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	5.75%	#	02/25/2036	17,341,594
2,359,074	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,933,110
1,660,560	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,389,249
6,223,822	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.57%	#	10/25/2036	5,090,651
1,128,451,611	Belle Haven Ltd., Series 2006-1A-A1	0.48%	#^	07/05/2046	83,505,419
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,806,489
2,114,924	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.07%	#	03/25/2033	2,020,782
14,954,502	Chase Mortgage Finance Trust, Series 2005-A1-2A4	2.43%	#	12/25/2035	13,789,412
20,921,471	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	18,718,063
11,515,606	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	9,885,733
30,891,022	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	26,945,991
14,821,638	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.51%	#	07/25/2037	13,021,032
5,843,627	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	5,030,487
2,930,212	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	2,804,456
6,224,788	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	5,497,055
470,101	ChaseFlex Trust, Series 2006-1-A2A	5.00%	#	06/25/2036	473,120
3,845,067	ChaseFlex Trust, Series 2006-1-A5	5.00%	#	06/25/2036	3,832,136
8,400,427	ChaseFlex Trust, Series 2006-2-A2B	0.36%	#	09/25/2036	6,192,685
7,225,772	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	5,560,398
16,775,513	ChaseFlex Trust, Series 2007-M1-2F4	6.35%	#	08/25/2037	13,547,602
17,448,025	ChaseFlex Trust, Series 2007-M1-2F5	6.45%	#	08/25/2037	14,089,193
16,088,683	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	16,489,903
3,449,252	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	3,388,799
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	6,699,161
11,768,007	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.89%	#	03/25/2037	12,363,656
4,355,271	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	3,637,470
2,254,533	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	2,006,442
6,902,109	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	6,416,014
5,937,372	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	5,108,307
2,997,373	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.47%	#	03/25/2036	2,219,132
17,514,312	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	5.65%	#	05/25/2036	11,682,449
12,535,732	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.68%	#	04/25/2037	13,005,790
1,424,826	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	1,141,912
1,196,417	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	1,127,601
41,102,529	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	34,169,819
2,027,863	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,665,332
7,374,531	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	5,391,070
61,185,271	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	0.33%	#	06/25/2037	58,055,950
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	2.73%	#^	11/25/2038	17,986,350
1,512,100	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	1,537,461
1,664,180	Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	#^	12/25/2035	1,721,216
188,180,182	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	7.82%	#^	11/25/2036	165,358,499
11,903,668	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	12,148,290
150,318,187	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	7.29%	#^	12/25/2036	128,317,887
44,766,122	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-76I2	1.00%	^I/O	06/25/2037	526,147
133,615,742	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	7.00%	#^	06/25/2037	118,816,917
3,015,664	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	#^	04/25/2036	3,035,412
5,327,829	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.54%	#^	09/25/2047	5,325,886
8,453,831	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	7,472,959
7,672,704	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	6,943,935
2,588,947	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	2,646,107
6,867,756	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	5,601,499
9,249,757	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	7,964,781
4,509,868	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	3,883,358
11,539,077	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9	5.23%	#I/F I/O	01/25/2037	1,782,989
10,085,031	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	8,838,108
23,208,887	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3	5.23%	#I/F I/O	03/25/2037	3,681,127
9,095,065	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	7,850,915
16,571,140	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3	0.50%	#	04/25/2037	11,632,393
16,571,140	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4	6.50%	#I/F I/O	04/25/2037	3,527,789
2,344,769	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	2,063,439
30,914,072	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	27,204,940
1,140,565	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	997,212
44,281,047	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	42,312,444
12,833,197	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	12,920,347
9,922,156	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.67%	#	07/25/2035	7,912,791
20,257,736	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.83%	#I/F I/O	07/25/2035	2,606,016
2,124,816	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	2,109,184
6,806,495	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.74%	#I/F	07/25/2035	7,538,912
9,413,333	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	0.92%	#	08/25/2035	7,908,311
3,109,061	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,519,723
4,642,591	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	4,446,715
6,400,370	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	5,853,516
1,251,597	Countrywide Alternative Loan Trust, Series 2005-60T1-A7	34.69%	#I/F	12/25/2035	1,936,897
1,744,055	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	1,662,550
25,312,773	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	24,129,831
4,285,501	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	0.97%	#	01/25/2036	3,579,447
10,781,434	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.53%	#I/F I/O	01/25/2036	1,217,563
98,292,976	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	89,493,494
2,431,578	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	2,178,317
5,336,877	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	21.01%	#I/F	02/25/2036	6,804,246
3,316,535	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	2,965,612
6,264,472	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	5,769,617
1,425,647	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.87%	#	10/25/2035	1,146,387
667,836	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	613,389
1,593,260	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	1,438,494
1,867,536	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	1,840,244
2,786,270	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.65%	#	11/25/2035	2,240,253
5,572,541	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.85%	#I/F I/O	11/25/2035	657,064
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,712,924
3,005,945	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	3,051,730
2,213,042	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.67%	#	04/25/2035	2,000,650
6,809,360	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.83%	#I/F I/O	04/25/2035	782,327
6,830,601	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	5,656,981
3,328,811	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	2,707,834
2,538,915	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	0.77%	#	07/25/2036	1,817,454
2,538,915	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.33%	#I/F I/O	07/25/2036	484,499
12,633,902	Countrywide Alternative Loan Trust, Series 2006-19CB-A12	0.57%	#	08/25/2036	8,833,637
17,132,329	Countrywide Alternative Loan Trust, Series 2006-19CB-A13	5.43%	#I/F I/O	08/25/2036	2,741,404
2,637,765	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	2,315,810
3,938,758	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	3,495,013
11,528,261	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.98%	#I/F I/O	06/25/2036	3,052,032
9,244,163	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	8,355,975
9,921,764	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	0.77%	#	06/25/2036	7,004,676
3,735,933	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	3,255,059
4,795,389	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	4,250,129
9,038,348	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	7,728,845
1,210,668	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	45.05%	#I/F	10/25/2036	2,546,088
741,560	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	32.63%	#I/F	10/25/2036	1,277,417
8,227,579	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	7,805,496
5,959,064	Countrywide Alternative Loan Trust, Series 2006-32CB-A1	0.84%	#	11/25/2036	4,343,192
9,939,718	Countrywide Alternative Loan Trust, Series 2006-32CB-A2	5.16%	#I/F I/O	11/25/2036	1,940,626
4,311,770	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,516,408
3,389,599	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	3,156,377
20,240,071	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.38%	#I/F I/O	01/25/2037	6,593,466
6,892,699	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.62%	#	01/25/2037	2,429,315
5,144,461	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	4,679,479
8,754,123	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.28%	#I/F I/O	01/25/2037	1,309,923
7,016,129	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	0.77%	#	02/25/2037	4,105,502
7,016,129	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	5.23%	#I/F I/O	02/25/2037	1,059,028
2,898,306	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	2,688,692
17,519,443	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	15,913,103
8,634,684	Countrywide Alternative Loan Trust, Series 2006-J1-A10	5.50%		02/25/2036	7,842,979
2,930,200	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	2,560,631
1,734,167	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	38.88%	#I/F	05/25/2037	3,062,779
28,090,837	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	26,381,313
18,347,527	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.62%	#	08/25/2037	11,818,761
5,312,985	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	53.17%	#I/F	08/25/2037	13,382,252
16,583,083	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.12%	#I/F	08/25/2037	26,293,557
2,818,662	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	2,573,461
1,487,240	Countrywide Alternative Loan Trust, Series 2007-19-1A10	37.98%	#I/F	08/25/2037	2,604,861
21,859,242	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	18,673,279
46,363,031	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	33,415,274
8,539,529	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.72%	#I/F	09/25/2037	13,247,824
33,428,052	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	27,235,873
20,695,114	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.67%	#	09/25/2037	13,998,320
29,370,657	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.33%	#I/F I/O	09/25/2037	6,962,990
17,105,212	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	5,030,634
10,935,231	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	5.48%	#I/F I/O	04/25/2037	2,178,457
10,935,231	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	0.72%	#	04/25/2037	7,449,189
758,840	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	39.18%	#I/F	05/25/2037	1,413,967
810,050	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	39.06%	#I/F	05/25/2037	1,504,279
1,040,162	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.67%	#	05/25/2037	698,168
1,040,162	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.33%	#I/F I/O	05/25/2037	154,370
28,491,454	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	24,226,056
3,138,490	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	2,574,996
1,763,146	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	1,639,052
5,470,126	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	2.54%	#	03/25/2047	5,672,868
10,372,773	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	2.54%	#	03/25/2047	9,672,426
3,994,855	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	0.99%	#	11/25/2033	3,901,591
2,707,697	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.00%	#	04/25/2036	2,303,527
1,673,295	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.36%	#	06/25/2036	1,638,071
2,987,367	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	3,038,615
4,953,397	Countrywide Home Loans, Series 2003-60-4A1	2.61%	#	02/25/2034	4,930,087
5,900,950	Countrywide Home Loans, Series 2004-R2-1AF1	0.59%	#^	11/25/2034	5,229,652
5,945,693	Countrywide Home Loans, Series 2004-R2-1AS	5.83%	#^I/O	11/25/2034	926,003
12,400,216	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	12,128,645
9,049,693	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	8,865,115
27,734,762	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	26,044,827
7,252,008	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	6,949,661
1,983,988	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	1,833,374
3,794,684	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	3,474,086
41,517,199	Countrywide Home Loans, Series 2005-HYB1-4A1	2.48%	#	03/25/2035	38,538,298
4,320,636	Countrywide Home Loans, Series 2005-HYB8-1A1	2.47%	#	12/20/2035	3,570,764
8,054,804	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	7,886,016
8,298,880	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	8,362,349
1,803,754	Countrywide Home Loans, Series 2005-R1-1AF1	0.53%	#^	03/25/2035	1,623,075
1,814,325	Countrywide Home Loans, Series 2005-R1-1AS	5.84%	#^I/O	03/25/2035	260,746
11,293,539	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	10,204,752
13,126,205	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	12,495,688
5,230,445	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	4,908,459
4,104,995	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	4,265,950
14,265,132	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	13,547,724
45,361,349	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	40,111,544
32,611,377	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	31,364,236
13,361,317	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	12,902,456
15,650,274	Countrywide Home Loans, Series 2007-13-A110	6.00%		08/25/2037	15,112,805
14,379,773	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	14,140,537
1,585,678	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	1,559,298
7,065,676	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	6,940,045
15,226,555	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	14,545,532
1,754,228	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	1,605,098
14,535,988	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	13,734,691
5,598,323	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	5,289,715
10,837,465	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	9,849,587
5,604,292	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	5,452,559
20,963,368	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	19,583,098
6,284,102	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	5,792,440
14,566,171	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	13,281,682
7,644,274	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	6,737,135
17,748,394	Countrywide Home Loans, Series 2007-8-1A9	6.00%	#	01/25/2038	16,183,287
3,585,379	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	3,371,389
38,322,445	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	30,653,204
1,365,619	Countrywide Home Loans, Series 2007-J3-A1	0.67%	#	07/25/2037	999,697
6,828,093	Countrywide Home Loans, Series 2007-J3-A2	5.33%	#I/F I/O	07/25/2037	805,927
6,151,188	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	3,386,899
4,032,010	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	2,675,848
13,520,056	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	7,994,274
244,302	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.46%	#	09/25/2034	243,934
4,580,020	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	4,104,573
1,359,474	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,202,184
26,353,862	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	25,507,956
12,937,548	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	6,472,849
12,705,052	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	12,827,974
6,714,944	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	5,221,480
4,710,616	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	4,235,487
28,295,548	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	21,576,883
4,231,809	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	3,010,394
5,455,549	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	0.87%	#	03/25/2036	3,437,073
30,494,013	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	5.13%	#I/F I/O	03/25/2036	5,576,928
6,351,860	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	5,266,708
17,190,675	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	13,958,931
11,127,024	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	10,473,690
6,726,571	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	6,331,613
6,446,510	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	5,303,802
28,002,157	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	13,962,631
19,919,313	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	17,766,514
18,887,740	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	14,717,138
13,309,660	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	4,751,422
626,417	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	548,000
7,516,212	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	6,658,537
10,623,997	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	10,453,019
34,668,295	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	35,057,308
9,100,305	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	8,746,817
14,381,482	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	13,900,486
2,336,428	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	38.97%	#I/F	11/25/2036	4,395,468
13,357,288	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	7,678,918
17,676,370	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	14,659,243
10,723,590	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	9,693,000
236,275	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	234,328
8,420,152	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	8,164,449
62,058,973	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	62,232,179
27,969,038	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	27,944,649
5,125,847	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	2.86%	#^	07/20/2035	4,469,209
93,898,000	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	2.41%	#^	06/26/2037	85,373,019
1,556,023	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	4.90%	#^	01/27/2036	1,566,115
51,417,608	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.15%	#^	03/26/2037	48,115,399
89,437,803	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	7.39%	#^	06/26/2037	83,173,356
44,157,415	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	7.30%	#^	06/26/2037	41,064,488
8,353,499	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	8,698,926
30,257,314	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.39%	#^	04/26/2037	27,753,899
50,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	^	02/27/2038	47,881,915
35,333,014	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	#^	07/25/2043	34,599,571
91,086,562	Credit Suisse Mortgage Capital Certificates, Series 2014-CIM1-A3	2.15%	#^	01/25/2058	90,896,555
770,183	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	4.12%	#	07/25/2035	774,659
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	#^	12/25/2036	9,371,364
30,859,190	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	27,505,290
2,226,904	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	34.69%	#I/F	11/25/2035	3,543,017
2,122,468	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.37%	#	11/25/2035	1,387,001
6,405,840	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	5.13%	#I/F I/O	11/25/2035	1,142,209
21,759,031	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	18,275,062
1,625,365	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	6.16%	#	06/25/2036	1,327,941
3,359,022	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	2,814,562
46,905,958	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	38,537,372
3,341,485	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	2,783,724
4,920,917	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	4,099,636
9,801,681	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	8,151,656
7,133,993	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1-A3	0.35%	#	04/25/2036	7,014,845
79,414,514	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	0.38%	#	08/25/2037	67,190,635
23,801,306	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B	0.39%	#	08/25/2047	20,326,196
26,444,714	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.90%	#^I/F	04/15/2036	31,264,832
8,980,539	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.88%	#^I/F	04/15/2036	10,411,844
14,694,227	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.30%	#^I/F	04/15/2036	18,112,751
737,159	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.87%	#^I/F	04/15/2036	1,068,784
6,406,500	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.34%	#^I/F	04/15/2036	8,016,425
106,073,736	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.90%	#^I/F	04/15/2036	125,716,100
28,041,684	Deutsche Mortgage Securities, Inc., Series 2009-RS2-4A2	0.29%	#^	04/26/2037	26,902,356
11,134,646	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.41%	#	01/25/2036	11,038,732
17,197,717	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B	0.57%	#	02/25/2036	16,635,369
15,953,168	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	2.27%	#	05/25/2035	13,493,493
10,207,690	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	9,759,287
15,205,072	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	13,830,001
2,059,950	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	2,106,621
6,077,109	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	5,219,167
510,773	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	0.92%	#	04/25/2036	498,778
4,184,418	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	3,643,478
1,257,897	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	1,063,584
5,773,777	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	4,586,296
13,706,355	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	12,841,135
34,033,273	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A3	6.00%		06/25/2037	26,697,299
1,751,186	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,373,713
1,970,795	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	1,558,669
6,083,994	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	4,811,727
2,858,604	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	2,260,821
5,147,135	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	5,013,616
10,185,343	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	9,043,281
7,538,113	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	6,746,416
9,032,217	GMACM Mortgage Loan Trust, Series 2003-AR1-A5	3.06%	#	10/19/2033	9,157,566
12,448,906	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	2.90%	#	09/19/2035	12,020,838
19,226,740	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	19,105,535
2,223,960	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	#^	09/25/2036	1,820,549
8,380,920	GS Mortgage Securities Corporation, Series 2009-3R-1A2	6.00%	#^	04/25/2037	7,681,583
596,531	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	552,651
12,343,845	GSAA Home Equity Trust, Series 2005-7-AF2	4.48%	#	05/25/2035	12,569,589
45,361,000	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	45,975,211
13,332,717	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	8,114,185
9,542,454	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	5,804,990
18,185,023	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	10,569,372
3,037,470	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,847,471
6,424,197	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	3,761,374
10,886,856	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	9,677,425
5,068,673	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	4,095,006
19,273,831	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.52%	#^	03/25/2035	16,992,561
19,273,831	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	4.93%	#^I/O	03/25/2035	2,296,988
10,998,974	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.52%	#^	09/25/2035	9,463,011
10,998,974	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.78%	#^I/O	09/25/2035	1,530,045
41,636,746	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.65%	#^I/O	01/25/2036	5,279,352
41,636,746	GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	0.52%	#^	01/25/2036	35,411,303
4,341,132	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	4,463,252
9,532,275	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	9,744,058
1,511,868	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	1,526,352
14,534,910	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.73%	#I/F I/O	07/25/2035	2,663,442
1,374,420	GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.67%	#	07/25/2035	1,096,534
968,070	GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.67%	#	09/25/2035	899,780
19,785,992	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	17,492,360
6,457,170	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	5,303,487
3,305,379	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	3,127,172
1,876,439	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	1,749,453
6,514,151	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	5,388,832
22,663,050	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	19,726,757
20,804,710	GSR Mortgage Loan Trust, Series 2006-7F-2A1	6.00%		08/25/2036	19,308,060
11,421,384	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	8,925,297
18,022,022	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	16,962,165
37,487,740	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	33,719,397
363,625	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	346,453
37,198,869	GSR Mortgage Loan Trust, Series 2006-OA1-2A1	0.36%	#	08/25/2046	35,953,692
3,494,634	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	3,365,017
5,418,468	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	5,004,248
61,551,949	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	56,140,425
4,158,478	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	2.65%	#	12/19/2035	3,699,685
11,561,112	Harborview Mortgage Loan Trust, Series 2006-10-2A1A	0.34%	#	11/19/2036	9,485,384
2,001,657	Home Equity Asset Trust, Series 2003-3-M1	1.46%	#	08/25/2033	1,898,802
1,242,994	Home Equity Asset Trust, Series 2004-7-M2	1.16%	#	01/25/2035	1,197,825
2,755,133	Homebanc Mortgage Trust, Series 2005-1-M2	0.66%	#	03/25/2035	2,309,860
44,094,973	Homebanc Mortgage Trust, Series 2005-3-A1	0.41%	#	07/25/2035	40,733,128
4,763,576	Homebanc Mortgage Trust, Series 2006-1-3A1	2.26%	#	04/25/2037	4,127,829
1,150,598	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	1,117,450
55,314,657	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	46,172,693
9,220,172	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	2.39%	#	01/25/2037	7,421,022
1,526,173	IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	1,563,353
9,397,661	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	2.58%	#	09/25/2036	8,074,574
40,031,912	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	2.56%	#	12/25/2036	35,241,774
12,860,758	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	2.60%	#	05/25/2036	10,927,709
9,291,826	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	8,232,409
6,802,342	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	6,026,766
35,306,843	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	31,819,480
12,669,201	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	5.34%	#	07/25/2037	11,590,824
836,753	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	754,936
31,210,023	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	21,616,187
5,896,614	Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	#^	03/26/2037	6,177,197
11,151,762	Jefferies & Company, Inc., Series 2010-R4-1A4	6.81%	#^	10/26/2036	10,023,913
470,292	Jefferies & Company, Inc., Series 2010-R6-1A2	6.00%	^	09/26/2037	471,229
20,517,459	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	18,707,696
6,577,459	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	5,997,288
6,490,085	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	5,837,215
17,922,970	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	13,337,289
11,911,168	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	11,066,118
28,700,000	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	23,611,117
15,105,778	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	4.61%	#	10/25/2036	12,270,454
5,204,945	JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	3,169,083
15,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.08%	#	11/25/2036	14,436,765
4,858,840	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.28%	#	05/25/2037	4,747,497
3,049,975	JP Morgan Mortgage Trust, Series 2005-A6-5A1	5.09%	#	08/25/2035	3,032,215
4,430,446	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	4,606,326
3,211,501	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	2,894,371
10,220,943	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	9,087,461
12,004,067	JP Morgan Mortgage Trust, Series 2006-S3-1A21	0.55%	#	08/25/2036	6,347,619
12,004,067	JP Morgan Mortgage Trust, Series 2006-S3-1A22	6.95%	#I/F I/O	08/25/2036	4,156,108
4,762,620	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	4,234,455
13,855,006	JP Morgan Mortgage Trust, Series 2006-S4-A8	0.55%	#	01/25/2037	9,095,811
13,855,006	JP Morgan Mortgage Trust, Series 2006-S4-A9	6.45%	#I/F I/O	01/25/2037	3,076,989
4,190,900	JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.54%	#	04/25/2037	3,784,873
18,170,923	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	16,096,258
7,041,118	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	6,344,146
12,153,675	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	11,129,484
2,059,539	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	1,884,936
11,206,308	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	10,268,262
12,762,917	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	11,696,077
3,702,835	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	3,679,385
22,462,463	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	17,458,026
18,275,807	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	15,217,068
3,112,256	JP Morgan Resecuritization Trust, Series 2010-8-2A3	4.50%	#^	11/26/2034	3,108,672
11,432,272	JP Morgan Resecuritization Trust, Series 2011-2-7A11	6.23%	#^	04/26/2036	11,291,198
4,533,304	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.27%	#^	10/26/2036	4,520,707
6,302,712	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	5,687,259
6,104,904	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	5,474,670
8,996,951	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	8,395,991
766,128	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	697,055
4,114,820	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	3,839,967
3,163,888	Lehman Mortgage Trust, Series 2006-1-1A1	0.92%	#	02/25/2036	2,246,354
9,491,665	Lehman Mortgage Trust, Series 2006-1-1A2	4.58%	#I/F I/O	02/25/2036	1,191,361
12,539,093	Lehman Mortgage Trust, Series 2006-1-3A1	0.92%	#	02/25/2036	11,116,621
12,539,093	Lehman Mortgage Trust, Series 2006-1-3A2	4.58%	#I/F I/O	02/25/2036	1,570,202
8,078,831	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	7,706,615
5,859,397	Lehman Mortgage Trust, Series 2006-4-1A3	5.23%	#I/F I/O	08/25/2036	796,447
3,724,106	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	3,168,860
10,693,172	Lehman Mortgage Trust, Series 2006-5-2A1	0.52%	#	09/25/2036	4,734,226
22,273,761	Lehman Mortgage Trust, Series 2006-5-2A2	6.98%	#I/F I/O	09/25/2036	7,555,917
18,245,720	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	14,848,093
10,868,093	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	10,885,210
5,414,431	Lehman Mortgage Trust, Series 2006-7-2A2	0.62%	#	11/25/2036	2,299,872
16,981,660	Lehman Mortgage Trust, Series 2006-7-2A5	6.38%	#I/F I/O	11/25/2036	5,397,505
5,064,343	Lehman Mortgage Trust, Series 2006-9-1A19	29.90%	#I/F	01/25/2037	7,906,244
5,608,914	Lehman Mortgage Trust, Series 2006-9-1A5	0.77%	#	01/25/2037	3,441,001
16,675,382	Lehman Mortgage Trust, Series 2006-9-1A6	4.98%	#I/F I/O	01/25/2037	2,564,774
6,706,641	Lehman Mortgage Trust, Series 2006-9-2A1	0.55%	#	01/25/2037	2,840,628
13,823,930	Lehman Mortgage Trust, Series 2006-9-2A2	6.45%	#I/F I/O	01/25/2037	4,055,727
14,928,915	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	13,154,181
4,607,405	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	3,696,125
4,332,303	Lehman Mortgage Trust, Series 2007-4-2A11	0.50%	#	05/25/2037	1,618,633
17,411,762	Lehman Mortgage Trust, Series 2007-4-2A8	6.50%	#I/F I/O	05/25/2037	6,153,526
1,690,782	Lehman Mortgage Trust, Series 2007-4-2A9	0.50%	#	05/25/2037	615,002
20,137,251	Lehman Mortgage Trust, Series 2007-5-11A1	5.59%	#	06/25/2037	15,343,075
9,324,723	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	8,847,586
3,192,508	Lehman Mortgage Trust, Series 2007-5-4A3	39.06%	#I/F	08/25/2036	5,806,983
1,373,936	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,142,448
1,085,208	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	993,519
9,157,717	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	7,833,694
2,443,529	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	2,197,746
14,922,392	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	13,545,533
3,312,788	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	3,147,665
25,419,255	Lehman XS Trust, Series 2007-1-2A1	5.48%	#	02/25/2037	23,585,586
9,116,285	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3	0.41%	#	01/25/2046	8,755,763
6,487,612	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.45%	#	03/25/2035	5,283,790
5,994,762	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.47%	#	07/25/2035	5,308,434
27,416,299	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	2.74%	#	11/25/2036	25,094,715
6,912,065	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.28%	#	03/25/2047	6,795,849
2,900,414	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	2,911,859
982,538	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	987,356
7,652,178	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	6,888,743
4,057,157	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	3,412,925
8,673,158	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	8,292,077
8,809,677	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	7,021,744
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.29%	#	12/25/2032	4,821,929
23,458,504	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3	0.34%	#	06/25/2036	19,235,903
3,141,018	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.36%	#	01/25/2036	3,105,997
386,392	MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	386,471
592,038	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	596,209
6,975,751	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	6,128,490
1,729,257	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,732,989
2,203,885	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.57%	#	10/25/2032	1,963,285
13,536,264	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.33%	#	10/25/2036	13,229,729
4,041,301	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	3,838,707
1,238,004	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.09%	#	06/25/2033	1,168,255
3,137,724	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	0.87%	#	12/25/2035	2,575,020
7,861,414	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	7,426,190
9,521,274	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.53%	#	12/25/2035	9,583,676
1,270,289	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.45%	#	11/25/2035	1,229,411
6,868,485	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	3,517,077
17,212,064	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	14,304,275
9,546,080	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	6,273,035
2,950,722	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,738,615
13,036,173	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	12,421,570
51,904,804	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.35%	#	06/25/2036	44,397,293
4,396,853	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	3,969,897
4,451,053	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	4,018,834
5,851,526	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	4,763,118
22,686,105	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.51%	#	10/25/2037	19,135,367
4,619,203	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	2,657,169
3,398,950	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,167,123
2,089,387	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	2,019,846
10,198,841	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	7,566,979
5,965,360	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	4,425,444
2,330,365	Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	#^	08/26/2036	2,366,875
7,048,082	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.68%	#^	08/26/2036	5,195,055
59,823,410	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.16%	#^	11/26/2036	58,727,613
7,381,137	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^	02/26/2037	7,838,611
29,427,839	MSCC Heloc Trust, Series 2007-1-A	0.27%	#	12/25/2031	28,007,798
37,616,508	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	#^	05/25/2054	38,587,353
1,608,182	New York Mortgage Trust, Series 2005-2-A	0.50%	#	08/25/2035	1,487,005
6,136,913	Newcastle Mortgage Securities Trust, Series 2006-1-A3	0.35%	#	03/25/2036	6,130,985
911,648	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	928,132
19,694,581	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	10,590,288
4,002,291	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	2,151,303
24,156,972	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	15,061,727
4,083,037	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	2,568,177
2,060,942	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,197,148
21,010,902	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	11,504,751
3,817,022	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	2,285,236
19,024,917	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	11,390,446
1,015,908	Option One Mortgage Loan Trust, Series 2002-2-A	0.71%	#	06/25/2032	955,487
1,468,392	Option One Mortgage Loan Trust, Series 2004-3-M3	1.14%	#	11/25/2034	1,334,049
53,471,303	PFCA Home Equity Investment Trust, Series 2003-IFC5-A	4.25%	#^	01/22/2035	51,008,377
58,667,271	PFCA Home Equity Investment Trust, Series 2003-IFC6-A	4.15%	#^	04/22/2035	54,197,112
36,506,156	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	33,205,050
1,495,541	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,333,521
24,701,095	PHH Alternative Mortgage Trust, Series 2007-3-A2	0.36%	#	07/25/2037	23,940,276
839,970	Popular ABS Mortgage Pass-Through Trust, Series 2005-5-AF6	4.61%	#	11/25/2035	842,741
320,559,492	PR Mortgage Loan Trust, Series 2014-1-APT	5.93%	#^	10/25/2049	323,797,143
320,561	Prime Mortgage Trust, Series 2006-1-2A5	6.00%		06/25/2036	321,746
4,361,659	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	4,393,163
6,827,529	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	6,887,925
52,036,076	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	46,105,655
1,532,062	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	1,126,192
10,995,967	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	6,578,722
21,653,296	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	13,429,548
18,169,033	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	9,588,871
9,826,411	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,656,563
8,093,224	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	8,458,184
63,244,717	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	3.30%	#	10/25/2035	53,100,707
32,512,767	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	3.56%	#	12/25/2035	27,443,214
21,644,184	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.03%	#	03/25/2035	15,452,736
935,508	Residential Accredit Loans, Inc., Series 2005-QS12-A11	49.29%	#I/F	08/25/2035	1,737,083
4,204,082	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	3,665,568
7,723,641	Residential Accredit Loans, Inc., Series 2005-QS13-2A1	0.87%	#	09/25/2035	5,790,035
31,666,929	Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.88%	#I/F I/O	09/25/2035	3,940,506
13,229,468	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	10,599,053
6,654,314	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	5,190,990
6,744,907	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	6,090,017
7,664,901	Residential Accredit Loans, Inc., Series 2005-QS16-A1	0.87%	#	11/25/2035	5,668,187
7,663,576	Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.63%	#I/F I/O	11/25/2035	1,056,263
3,563,257	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	3,195,501
2,469,154	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	2,214,317
10,327,072	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	9,261,236
7,340,158	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.02%	#	12/25/2035	5,367,593
7,340,158	Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.98%	#I/F I/O	12/25/2035	1,219,655
5,906,118	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	5,296,559
3,029,121	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	3,072,718
3,007,239	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	2,806,596
2,707,233	Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.67%	#	06/25/2035	2,322,086
6,684,935	Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.83%	#I/F I/O	06/25/2035	827,117
2,833,972	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	2,370,371
19,321,747	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	16,307,361
2,969,512	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	2,223,588
7,574,284	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	6,112,432
11,298,714	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	9,625,250
6,204,504	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	5,192,282
2,289,093	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,826,836
8,139,651	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	6,495,938
2,376,055	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,896,237
2,567,608	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	2,049,108
1,016,051	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	810,870
5,423,741	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	4,472,682
30,131,957	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	24,848,288
3,051,748	Residential Accredit Loans, Inc., Series 2006-QS1-A6	41.56%	#I/F	01/25/2036	5,902,224
20,988,338	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	18,175,229
4,671,879	Residential Accredit Loans, Inc., Series 2006-QS4-A8	8.00%	#I/F	04/25/2036	4,361,951
13,669,897	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	11,568,109
40,741,435	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	34,477,317
17,436,221	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	14,003,465
30,236,954	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.38%	#I/F I/O	08/25/2036	5,184,882
9,923,539	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	5.13%	#I/F I/O	07/25/2036	1,571,869
9,677,246	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	8,250,627
33,062,119	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.28%	#I/F I/O	01/25/2037	4,836,161
3,328,053	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	2,857,689
7,930,585	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	6,660,002
1,429,499	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,185,020
52,238,999	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	43,055,906
8,329,834	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	6,785,883
13,027,548	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	10,965,261
6,260,823	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	4,915,503
2,582,844	Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.47%	#	03/25/2037	1,587,176
8,578,217	Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.53%	#I/F I/O	03/25/2037	2,177,130
6,961,376	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	5,621,318
2,238,285	Residential Accredit Loans, Inc., Series 2007-QS6-A13	53.59%	#I/F	04/25/2037	5,081,018
9,968,144	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	8,045,449
15,886,142	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	13,274,937
1,097,206	Residential Accredit Loans, Inc., Series 2007-QS6-A77	54.42%	#I/F	04/25/2037	2,530,656
11,733,228	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	7,915,787
50,401,943	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	42,597,908
283,856	Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	291,407
1,653,636	Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	1,639,754
8,159,497	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.72%	#	07/25/2034	7,243,830
2,900,246	Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	2,772,304
150,768	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	162,454
806,451	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	794,273
1,936,379	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI4	5.35%	#	02/25/2033	1,944,264
7,550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	7,594,832
3,541,258	Residential Asset Mortgage Products, Inc., Series 2006-RS5-A3	0.34%	#	09/25/2036	3,448,902
12,760,000	Residential Asset Mortgage Products, Inc., Series 2006-RX5-A3	0.42%	#	08/25/2046	11,090,086
12,300,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3	0.46%	#	08/25/2036	11,193,480
430,764	Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	443,628
2,731,902	Residential Asset Securities Corporation, Series 2003-KS11-MI1	5.13%	#	01/25/2034	2,632,374
2,644,610	Residential Asset Securities Corporation, Series 2005-AHL3-A2	0.41%	#	11/25/2035	2,604,314
16,544,797	Residential Asset Securities Corporation, Series 2006-EMX5-A3	0.33%	#	07/25/2036	15,151,113
485,040	Residential Asset Securities Corporation, Series 2006-KS4-A3	0.32%	#	06/25/2036	483,442
8,243,376	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	6,457,869
6,111,016	Residential Asset Securitization Trust, Series 2005-A12-A7	4.83%	#I/F I/O	11/25/2035	830,826
4,859,895	Residential Asset Securitization Trust, Series 2005-A12-A8	0.72%	#	11/25/2035	3,677,764
18,216,027	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	15,337,075
3,496,400	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	3,181,332
8,340,151	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	7,676,150
8,402,512	Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.83%	#I/F I/O	07/25/2035	1,223,196
7,683,938	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	5,810,947
1,335,985	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	1,100,840
10,948,929	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	7,831,944
10,934,561	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	8,142,159
22,996,694	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	18,506,337
19,099,663	Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.62%	#	12/25/2036	7,050,345
42,150,092	Residential Asset Securitization Trust, Series 2006-A14C-2A7	6.38%	#I/F I/O	12/25/2036	11,306,172
11,018,404	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	8,933,832
1,223,740	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	1,129,908
7,164,333	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	6,594,969
8,851,156	Residential Asset Securitization Trust, Series 2006-R1-A1	27.72%	#I/F	01/25/2046	16,055,511
52,058,625	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	45,312,035
1,480,221	Residential Asset Securitization Trust, Series 2007-A3-1A2	45.08%	#I/F	04/25/2037	3,259,107
27,287,565	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.93%	#I/F I/O	05/25/2037	6,785,394
7,044,056	Residential Asset Securitization Trust, Series 2007-A5-1A6	0.57%	#	05/25/2037	1,898,430
12,023,643	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	10,712,705
5,269,349	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	4,694,832
20,479,335	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	18,782,418
12,564,865	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	9,320,743
24,488,239	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	18,165,621
3,950,723	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	3,988,674
6,379,638	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	6,233,663
16,499,609	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	16,684,454
1,226,542	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	1,214,923
21,326,950	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	18,888,320
38,074,183	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	34,933,329
7,121,477	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	6,599,935
487,566	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	451,859
11,384,540	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	10,353,852
8,873,074	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	8,180,442
7,793,276	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	7,041,318
8,779,984	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	7,932,821
16,391,225	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	14,809,669
2,561,402	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	2,314,288
7,588,498	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	6,942,284
2,435,484	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	2,166,685
6,501,461	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	5,783,908
53,528,611	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	49,179,144
15,512,803	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	14,214,304
8,673,992	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	7,887,270
44,278,058	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	40,318,714
17,925,620	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	16,285,013
7,267,528	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	6.03%	#	02/25/2037	6,585,754
17,438,021	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.06%	#	04/25/2037	15,287,512
68,940,249	Saxon Asset Securities Trust, Series 2006-3-A3	0.34%	#	10/25/2046	57,092,661
348,898	Sequoia Mortgage Trust, Series 2003-4-2A1	0.52%	#	07/20/2033	330,075
16,718,594	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	15,516,677
3,594,317	Solstice Ltd., Series 2003-3A-A2	1.34%	#^	09/15/2033	3,592,879
20,154,693	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.32%	#	01/25/2037	19,679,305
118,132,750	Springleaf Mortgage Loan Trust, Series 2013-1A-B3F	6.00%	#^	06/25/2058	119,294,822
61,983,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B1	6.00%	#^	12/25/2065	64,253,375
25,358,861	STARM Mortgage Loan Trust, Series 2007-2-1A1	2.71%	#	04/25/2037	21,500,282
13,826,910	STARM Mortgage Loan Trust, Series 2007-3-1A1	2.61%	#	06/25/2037	12,597,961
12,382,450	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	2.44%	#	09/25/2034	12,190,454
4,618,033	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	5.28%	#	02/25/2036	3,615,648
145,825	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	147,198
5,076,523	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.45%	#	07/25/2033	5,041,231
13,669,189	Structured Asset Securities Corporation, Series 2003-35-1A1	5.22%	#	12/25/2033	14,261,208
6,081,486	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.09%	#	06/25/2034	7,268,881
2,798,277	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	2,841,081
13,238,013	Structured Asset Securities Corporation, Series 2004-22-A2	5.13%	#	01/25/2035	13,777,250
34,588,183	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	34,131,844
4,842,955	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	5,040,724
8,492,971	Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	7,488,371
2,774,186	Structured Asset Securities Corporation, Series 2005-14-1A1	0.47%	#	07/25/2035	2,480,255
915,370	Structured Asset Securities Corporation, Series 2005-14-1A4	23.77%	#I/F	07/25/2035	1,284,575
54,263,453	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	53,591,970
5,353,594	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	5,614,847
11,279,453	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	11,169,327
18,667,816	Structured Asset Securities Corporation, Series 2005-15-3A1	4.95%	#	08/25/2035	19,129,910
10,794,821	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	11,148,060
12,500,000	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	12,220,400
3,122,873	Structured Asset Securities Corporation, Series 2005-6-4A1	5.00%		05/25/2035	3,166,294
1,681,660	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,513,803
2,715,232	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	2,177,385
1,372,692	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.17%	#	12/25/2033	1,276,162
10,649,518	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.46%	#	12/25/2044	10,431,895
27,229,200	Thornburg Mortgage Securities Trust, Series 2007-1-A1	1.47%	#	03/25/2037	25,938,100
6,827,752	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	1.47%	#	03/25/2037	6,257,287
10,282,401	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	9,868,324
5,444,294	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	5,252,361
1,868,012	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	48.74%	#I/F	07/25/2035	3,606,114
6,049,082	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	0.77%	#	07/25/2035	4,790,879
2,029,521	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	1,900,332
1,959,483	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,573,627
25,865,130	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	23,770,753
21,027,134	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	19,688,231
5,014,998	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,203,083
8,321,206	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	7,642,695
4,208,664	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	3,865,490
3,576,082	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	3,284,489
4,497,206	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	3,668,564
8,154,588	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	6,287,326
14,812,163	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	11,420,430
8,634,439	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	4,927,942
5,335,825	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	5.26%	#	10/25/2036	3,572,442
18,070,499	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.23%	#	09/25/2036	16,303,619
26,933,112	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A	0.95%	#	11/25/2046	22,551,391
2,374,443	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	4.51%	#	08/25/2036	2,178,062
22,997,891	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	19,804,059
23,522,124	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	20,255,489
17,182,735	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	14,905,490
14,596,692	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	13,815,856
714,565	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.46%	#I/F	06/25/2037	1,413,243
17,864,122	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	15,699,545
35,129,114	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.35%	#	03/25/2037	33,442,986
32,731,438	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	1.98%	#	05/25/2037	29,510,010
28,082,209	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	2.46%	#	06/25/2037	25,318,723
3,494,124	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	3,004,329
15,341,930	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	13,191,344
13,228,099	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	11,373,824
21,680,192	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	18,641,128
104,021,177	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	99,574,688
14,700,091	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	0.52%	#	06/25/2037	9,932,307
21,655,510	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	6.48%	#I/F I/O	06/25/2037	4,272,827
1,518,041	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,384,736
36,362,216	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	34,378,439
14,446,941	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	13,658,659
22,928,350	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	20,928,264
13,707,538	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	11,292,612
180,744,342	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	173,265,955
1,144,364	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	1,179,611
28,111,417	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	2.59%	#	11/25/2034	28,839,939
58,235,221	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	59,431,343
265,908	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	23.22%	#I/F	04/25/2035	335,906
5,095,556	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	5,313,259
4,200,769	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.61%	#	10/25/2035	4,048,648
11,241,273	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	10,984,191
12,931,028	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	12,949,118
15,859,671	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	15,350,472
9,787,789	Wells Fargo Mortgage Backed Securities Trust, Series 2006-16-A2	5.00%		11/25/2036	10,108,745
174,940	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.92%	#I/F	03/25/2036	232,505
8,406,645	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	8,567,724
34,594,392	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	36,028,468
6,323,908	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	6,458,228
549,862	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	536,475
7,215,516	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	0.57%	#	05/25/2036	5,974,339
7,215,516	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.93%	#I/F I/O	05/25/2036	1,539,167
4,040,788	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	2,065,133
4,040,788	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	754,922
18,396,043	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	2.51%	#	09/25/2036	17,227,931
9,527,155	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.61%	#	09/25/2036	9,053,417
10,187,726	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.59%	#	04/25/2036	10,229,241
3,569,819	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	3,519,465
6,267,290	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	6,004,659
3,687,454	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	3,646,634
7,359,776	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	7,278,303
5,230,364	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	5,172,464
64,653,798	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	65,625,027
39,368,860	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	38,472,234
2,278,398	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	2,209,077
5,131,554	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	5,014,682
2,593,194	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	2,661,020
3,804,343	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	3,783,225
4,007,427	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	3,953,658
15,393,903	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	14,950,743
9,080,022	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	8,818,626
9,576,099	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	9,300,422
2,545,977	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A6	23.76%	#I/F	05/25/2037	3,434,469
12,025,117	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	12,001,608
5,746,186	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	5,734,952
17,333,072	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	17,589,497
1,205,481	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	1,211,583
39,032,802	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	39,610,253
10,522,678	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	10,678,350
3,595,365	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	0.67%	#	06/25/2037	3,146,314
9,822,460	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	9,967,773
4,158,310	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	0.67%	#	06/25/2037	3,638,949
1,875,886	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	37.98%	#I/F	06/25/2037	3,274,084
2,793,929	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	0.54%	#	07/25/2037	2,410,663
2,793,929	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	38.76%	#I/F	07/25/2037	5,026,633
45,401,344	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	45,043,264
30,295,618	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	30,056,677
4,282,921	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	4,249,141
19,168,374	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	19,017,193
13,317,706	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	13,212,670
15,800,374	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	16,158,229
8,911,261	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9-1A5	5.50%		07/25/2037	9,111,395
81,112,579	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	6.00%	#	12/28/2037	80,601,164
18,411,702	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	#^	08/27/2037	18,530,896
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,761,804,562)					9,887,852,917

US Government / Agency Mortgage Backed Obligations - 47.8%
19,302,638	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	20,944,020
97,447,098	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	102,546,688
50,701,839	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	53,356,665
50,826,683	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	53,481,314
25,208,914	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	26,528,502
100,267,511	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	105,522,917
104,970,468	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	108,367,085
30,064,686	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	31,037,695
17,163,803	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	18,063,423
49,442,084	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	52,019,731
39,250,728	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	40,523,050
48,196,473	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	53,393,518
10,967,207	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	12,089,870
28,916,451	Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	32,360,766
39,868,454	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	45,074,482
53,515,921	Federal Home Loan Mortgage Corporation, Pool G07011	6.00%		05/01/2040	60,509,170
36,104,876	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	38,696,224
75,319,562	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	80,745,912
85,343,844	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	91,224,971
111,322,434	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	112,595,838
35,408,037	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	35,806,653
173,964,992	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	177,290,816
165,670,220	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	167,606,552
10,645,560	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	11,463,161
13,912,968	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	14,976,869
11,917,320	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	12,835,000
10,004,409	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	10,766,904
18,909,354	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	19,804,361
14,218,794	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	14,886,678
40,921,665	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	41,909,880
60,137,369	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	61,601,604
54,095,717	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	55,401,677
5,975,384	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	6,119,687
16,431,918	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	17,789,407
1,142,909	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,233,578
3,773,633	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	4,184,104
2,264,701	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	2,500,244
78,157,781	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	79,071,802
1,229,438	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	1,292,014
143,724,557	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	144,485,203
63,696,365	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	64,730,106
7,492,999	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	7,906,571
174,280,248	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	175,179,882
29,991,104	Federal Home Loan Mortgage Corporation, Series 2819-MS	6.31%	#I/F I/O	06/15/2040	4,402,655
13,283,342	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	14,917,744
43,159,196	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	43,653,327
12,361,966	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	13,264,940
24,469,955	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	26,394,859
19,968,130	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	21,670,742
36,616,023	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	39,171,309
3,228,267	Federal Home Loan Mortgage Corporation, Series 2990-JL	6.49%	#I/F I/O	03/15/2035	403,576
10,455,751	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.34%	#I/F I/O	07/15/2035	2,047,738
7,068,726	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.94%	#I/F I/O	09/15/2035	1,169,284
2,144,694	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.57%	#I/F I/O	10/15/2035	437,685
18,382,682	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	20,305,639
4,408,111	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	4,720,666
8,390,040	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	9,218,334
2,374,542	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	2,551,061
5,948,247	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	6,408,707
8,892,084	Federal Home Loan Mortgage Corporation, Series 3203-SE	6.34%	#I/F I/O	08/15/2036	1,443,283
15,535,739	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	17,111,001
24,616,489	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	27,112,502
10,069,841	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.27%	#I/F I/O	01/15/2037	1,632,291
10,523,457	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	11,451,058
14,133,956	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.92%	#I/F I/O	02/15/2037	1,659,571
8,937,117	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	9,854,450
25,826,752	Federal Home Loan Mortgage Corporation, Series 3326-GS	6.49%	#I/F I/O	06/15/2037	3,459,932
2,682,845	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	2,978,069
22,598,839	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.89%	#I/F I/O	08/15/2037	2,790,882
2,492,871	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	2,787,274
8,035,086	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	8,778,464
10,784,600	Federal Home Loan Mortgage Corporation, Series 3417-SI	6.02%	#I/F I/O	02/15/2038	1,167,039
15,613,977	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.49%	#I/F I/O	03/15/2038	1,555,511
2,563,979	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.49%	#I/F I/O	03/15/2038	272,500
2,891,919	Federal Home Loan Mortgage Corporation, Series 3451-S	5.87%	#I/F I/O	02/15/2037	343,359
3,208,247	Federal Home Loan Mortgage Corporation, Series 3455-SC	5.90%	#I/F I/O	06/15/2038	365,132
2,549,394	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.91%	#I/F I/O	07/15/2038	341,472
12,721,346	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.69%	#I/F I/O	08/15/2038	1,543,406
10,654,623	Federal Home Loan Mortgage Corporation, Series 3519-SD	5.39%	#I/F I/O	02/15/2038	1,515,002
4,414,960	Federal Home Loan Mortgage Corporation, Series 3524-LB	4.85%	#	06/15/2038	4,500,010
192,233	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	203,950
18,556,460	Federal Home Loan Mortgage Corporation, Series 3541-EI	6.59%	#I/F I/O	06/15/2039	2,655,205
5,619,847	Federal Home Loan Mortgage Corporation, Series 3545-SA	5.99%	#I/F I/O	06/15/2039	706,066
2,337,845	Federal Home Loan Mortgage Corporation, Series 3549-SA	5.64%	#I/F I/O	07/15/2039	224,482
20,155,360	Federal Home Loan Mortgage Corporation, Series 3577-LS	7.04%	#I/F I/O	08/15/2035	3,211,988
4,868,519	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.84%	#I/F I/O	10/15/2049	596,559
6,137,715	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	6,471,220
37,655,212	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.19%	#I/F I/O	12/15/2039	6,319,072
9,653,552	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.19%	#I/F I/O	03/15/2032	1,498,632
16,988,251	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	18,541,428
4,802,442	Federal Home Loan Mortgage Corporation, Series 3631-SE	6.24%	#I/F I/O	05/15/2039	360,827
22,597,315	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	25,014,934
20,695,214	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	22,657,389
44,588,693	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	49,028,188
6,921,447	Federal Home Loan Mortgage Corporation, Series 3667-SB	6.29%	#I/F I/O	05/15/2040	980,327
7,669,045	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	7,737,438
18,107,976	Federal Home Loan Mortgage Corporation, Series 3702-SG	5.89%	#I/F I/O	08/15/2032	2,754,422
7,727,712	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	1,362,479
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG	24.22%	#I/F	08/15/2040	5,977,078
14,719,333	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	16,379,673
135,293,996	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.84%	#I/F I/O	05/15/2040	22,549,964
46,439,637	Federal Home Loan Mortgage Corporation, Series 3726-SA	5.89%	#I/F I/O	09/15/2040	7,131,573
98,000,000	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	103,778,717
6,269,614	Federal Home Loan Mortgage Corporation, Series 3741-SC	9.68%	#I/F	10/15/2040	6,733,988
238,477	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.68%	#I/F	10/15/2040	242,973
38,065,515	Federal Home Loan Mortgage Corporation, Series 3752-BS	9.69%	#I/F	11/15/2040	40,550,143
1,883,625	Federal Home Loan Mortgage Corporation, Series 3758-SM	9.69%	#I/F	11/15/2040	1,908,034
14,650,744	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	17,369,278
16,539,434	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	17,308,022
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	19,075,278
26,707,022	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	28,725,600
24,250,000	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	25,836,993
2,689,783	Federal Home Loan Mortgage Corporation, Series 3779-SH	9.48%	#I/F	12/15/2040	2,793,329
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,691,985
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	16,271,490
14,402,573	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.18%	#I/F	01/15/2041	14,930,996
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	11,988,416
11,037,541	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	11,786,361
11,693,010	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	12,283,174
893,171	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.28%	#I/F	12/15/2040	934,110
18,450,284	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	20,715,896
12,640,105	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	13,432,930
70,344,378	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	79,277,516
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	18,505,476
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	15,632,867
13,017,956	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	13,996,015
19,655,702	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	21,741,368
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	36,961,038
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.72%	#I/F	02/15/2041	4,077,936
15,100,078	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	15,715,640
6,003,787	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	7,122,547
457,801	Federal Home Loan Mortgage Corporation, Series 3843-SC	12.87%	#I/F	04/15/2041	470,193
2,618,965	Federal Home Loan Mortgage Corporation, Series 3845-LS	12.87%	#I/F	03/15/2041	2,756,625
60,500,297	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	66,741,629
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	11,246,995
74,044,650	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	87,183,762
41,571,597	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	43,282,393
32,286,374	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	34,323,660
12,378,000	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	13,434,580
53,441,167	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	57,027,042
30,373,913	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	31,872,456
18,653,824	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	20,960,677
18,412,226	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.81%	#I/F I/O	07/15/2041	2,274,206
40,611,224	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	42,256,690
21,257,126	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	23,794,833
9,447,611	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	10,285,100
12,330,000	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	13,652,596
27,457,074	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	28,598,011
528,299	Federal Home Loan Mortgage Corporation, Series 3924-US	9.25%	#I/F	09/15/2041	546,800
8,342,760	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	8,541,806
11,347,995	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	11,929,138
15,263,657	Federal Home Loan Mortgage Corporation, Series 3946-SM	14.22%	#I/F	10/15/2041	17,479,796
7,796,460	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	7,663,440
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,674,095
50,391,963	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	53,127,314
11,073,112	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	10,894,575
55,635,744	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	55,755,111
16,796,912	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	17,978,608
47,031,353	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	49,550,494
26,666,697	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	28,046,365
34,326,091	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	33,267,097
66,299,228	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	69,993,885
66,056,939	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	69,782,517
15,540,495	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	15,400,118
37,372,300	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	36,526,920
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	107,450,148
60,670,037	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	62,257,378
5,597,565	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	5,716,278
84,656,779	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	85,715,920
26,877,968	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	25,886,117
38,329,564	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	38,510,691
94,693,025	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	100,673,032
28,437,888	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	26,204,433
23,579,254	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	21,909,159
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	12,839,099
212,986,521	Federal Home Loan Mortgage Corporation, Series 4212-US	5.21%	#I/F	06/15/2043	199,292,659
93,136,548	Federal Home Loan Mortgage Corporation, Series 4223-US	5.24%	#I/F	07/15/2043	90,946,163
26,653,065	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	24,438,715
19,816,052	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%		09/15/2033	19,114,405
19,562,064	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	20,681,816
138,993,161	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	143,964,043
48,001,738	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	49,179,700
79,673,533	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	82,614,920
13,635,507	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%		08/15/2044	12,156,048
43,350,574	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%		08/15/2044	38,472,919
52,715,036	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	48,076,403
39,074,316	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	40,363,222
23,696,143	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%		09/15/2044	20,831,267
16,352,112	Federal Home Loan Mortgage Corporation, Series 4386-US	7.86%	#I/F	09/15/2044	16,140,138
316,773,952	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	325,867,424
84,168,630	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	86,793,597
113,022,045	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	115,774,302
50,000,000	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	51,515,625
161,086,239	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	178,378,041
43,744,907	Federal National Mortgage Assocation, Series 2013-82-SH	5.88%	#I/F I/O	12/25/2042	8,015,384
250,000,000	Federal National Mortgage Association	4.38%		10/15/2015	258,121,500
175,000,000	Federal National Mortgage Association	1.63%		10/26/2015	177,015,125
1,952,735	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	2,110,072
2,983,286	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	3,223,430
2,960,444	Federal National Mortgage Association, Series 2003-117-KS	6.93%	#I/F I/O	08/25/2033	239,459
34,980,908	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	38,410,716
8,106,719	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	8,850,705
4,136,854	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	4,461,053
22,443,940	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	24,510,960
19,500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	21,065,421
8,519,138	Federal National Mortgage Association, Series 2004-46-PJ	5.83%	#I/F I/O	03/25/2034	1,178,154
6,774,262	Federal National Mortgage Association, Series 2004-51-XP	7.53%	#I/F I/O	07/25/2034	1,523,009
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,679,733
5,218,235	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	5,545,601
637,087	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	682,111
2,039,219	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	2,192,174
16,698,413	Federal National Mortgage Association, Series 2005-87-SE	5.88%	#I/F I/O	10/25/2035	2,528,302
13,580,035	Federal National Mortgage Association, Series 2005-87-SG	6.53%	#I/F I/O	10/25/2035	2,336,004
10,690,069	Federal National Mortgage Association, Series 2006-101-SA	6.41%	#I/F I/O	10/25/2036	1,943,898
4,266,848	Federal National Mortgage Association, Series 2006-123-LI	6.15%	#I/F I/O	01/25/2037	767,440
5,650,559	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	6,257,754
19,399,102	Federal National Mortgage Association, Series 2006-56-SM	6.58%	#I/F I/O	07/25/2036	3,417,268
22,846,710	Federal National Mortgage Association, Series 2006-60-YI	6.40%	#I/F I/O	07/25/2036	5,112,413
2,906,629	Federal National Mortgage Association, Series 2006-93-SN	6.43%	#I/F I/O	10/25/2036	461,980
12,263,010	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	13,801,847
3,144,929	Federal National Mortgage Association, Series 2007-116-BI	6.08%	#I/F I/O	05/25/2037	396,904
18,506,728	Federal National Mortgage Association, Series 2007-14-PS	6.64%	#I/F I/O	03/25/2037	2,768,364
92,754	Federal National Mortgage Association, Series 2007-2-SH	32.00%	#I/F	08/25/2036	95,657
8,336,476	Federal National Mortgage Association, Series 2007-30-OI	6.27%	#I/F I/O	04/25/2037	1,579,508
2,319,694	Federal National Mortgage Association, Series 2007-30-SI	5.94%	#I/F I/O	04/25/2037	352,468
9,509,740	Federal National Mortgage Association, Series 2007-32-SG	5.93%	#I/F I/O	04/25/2037	1,619,845
7,836,119	Federal National Mortgage Association, Series 2007-57-SX	6.45%	#I/F I/O	10/25/2036	1,216,871
14,206,673	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	16,013,577
5,888,900	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	6,617,106
8,805,891	Federal National Mortgage Association, Series 2007-75-ID	5.70%	#I/F I/O	08/25/2037	1,303,562
1,017,197	Federal National Mortgage Association, Series 2007-93-SB	3.98%	#I/F I/O	01/25/2036	14,486
4,298,358	Federal National Mortgage Association, Series 2007-9-SD	6.48%	#I/F I/O	03/25/2037	600,216
3,851,038	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	4,178,013
12,017,212	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	12,780,732
21,509,757	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	23,170,085
5,252,197	Federal National Mortgage Association, Series 2008-48-SD	5.83%	#I/F I/O	06/25/2037	622,975
4,936,101	Federal National Mortgage Association, Series 2008-53-LI	5.98%	#I/F I/O	07/25/2038	579,849
5,808,683	Federal National Mortgage Association, Series 2008-57-SE	5.83%	#I/F I/O	02/25/2037	665,666
3,153,092	Federal National Mortgage Association, Series 2008-5-MS	6.08%	#I/F I/O	02/25/2038	398,007
4,734,807	Federal National Mortgage Association, Series 2008-61-SC	5.83%	#I/F I/O	07/25/2038	646,232
4,813,460	Federal National Mortgage Association, Series 2008-62-SC	5.83%	#I/F I/O	07/25/2038	683,423
6,485,909	Federal National Mortgage Association, Series 2008-65-SA	5.83%	#I/F I/O	08/25/2038	782,190
9,662,747	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	10,477,819
25,579,843	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	26,973,177
6,749,511	Federal National Mortgage Association, Series 2009-111-SE	6.08%	#I/F I/O	01/25/2040	805,790
1,768,039	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	1,912,329
14,349,284	Federal National Mortgage Association, Series 2009-42-SI	5.83%	#I/F I/O	06/25/2039	1,516,640
7,143,645	Federal National Mortgage Association, Series 2009-42-SX	5.83%	#I/F I/O	06/25/2039	799,963
6,802,393	Federal National Mortgage Association, Series 2009-47-SA	5.93%	#I/F I/O	07/25/2039	836,628
2,594,697	Federal National Mortgage Association, Series 2009-48-WS	5.78%	#I/F I/O	07/25/2039	330,930
14,585,869	Federal National Mortgage Association, Series 2009-49-S	6.58%	#I/F I/O	07/25/2039	2,246,042
2,162,429	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	2,270,995
4,746,928	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	5,146,954
5,717,253	Federal National Mortgage Association, Series 2009-70-SA	5.63%	#I/F I/O	09/25/2039	672,356
10,000,000	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	10,761,780
10,522,553	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	11,140,921
28,164,962	Federal National Mortgage Association, Series 2009-85-ES	7.06%	#I/F I/O	01/25/2036	5,803,751
36,220,306	Federal National Mortgage Association, Series 2009-85-JS	6.58%	#I/F I/O	10/25/2039	6,293,314
8,667,455	Federal National Mortgage Association, Series 2009-90-IB	5.55%	#I/F I/O	04/25/2037	1,042,533
4,721,001	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	5,120,230
31,598,181	Federal National Mortgage Association, Series 2010-101-SA	4.31%	#I/F I/O	09/25/2040	3,589,996
21,074,312	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	22,873,331
59,528,524	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	64,988,182
14,640,892	Federal National Mortgage Association, Series 2010-10-SA	6.18%	#I/F I/O	02/25/2040	1,973,592
8,177,914	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	8,688,338
4,440,213	Federal National Mortgage Association, Series 2010-111-S	5.78%	#I/F I/O	10/25/2050	619,932
12,997,934	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	14,187,960
9,402,303	Federal National Mortgage Association, Series 2010-117-SA	4.33%	#I/F I/O	10/25/2040	752,800
14,591,761	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	15,319,795
62,329,575	Federal National Mortgage Association, Series 2010-121-SD	4.33%	#I/F I/O	10/25/2040	5,239,623
242,685	Federal National Mortgage Association, Series 2010-126-SU	53.29%	#I/F	11/25/2040	895,265
178,693	Federal National Mortgage Association, Series 2010-126-SX	14.53%	#I/F	11/25/2040	286,707
12,968,508	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	13,864,048
13,056,383	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	14,188,326
88,008	Federal National Mortgage Association, Series 2010-137-VS	14.53%	#I/F	12/25/2040	129,956
6,470,000	Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	6,766,520
18,095,702	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	19,115,042
35,018,051	Federal National Mortgage Association, Series 2010-148	6.48%	#I/F I/O	01/25/2026	5,431,793
31,676,364	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	33,062,284
4,674,000	Federal National Mortgage Association, Series 2010-153-VB	4.00%		05/25/2027	4,780,270
28,664,802	Federal National Mortgage Association, Series 2010-16-SA	5.28%	#I/F I/O	03/25/2040	3,785,907
3,490,594	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,899,029
6,445,523	Federal National Mortgage Association, Series 2010-21-KS	4.78%	#I/F I/O	03/25/2040	629,236
2,727,790	Federal National Mortgage Association, Series 2010-2-GS	6.28%	#I/F I/O	12/25/2049	290,767
7,106,494	Federal National Mortgage Association, Series 2010-2-MS	6.08%	#I/F I/O	02/25/2050	982,598
10,686,822	Federal National Mortgage Association, Series 2010-31-SA	4.83%	#I/F I/O	04/25/2040	1,025,507
18,171,027	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	19,070,993
14,444,755	Federal National Mortgage Association, Series 2010-34-PS	4.76%	#I/F I/O	04/25/2040	1,427,631
3,247,823	Federal National Mortgage Association, Series 2010-35-ES	6.28%	#I/F I/O	04/25/2040	418,062
4,625,085	Federal National Mortgage Association, Series 2010-35-SV	6.28%	#I/F I/O	04/25/2040	558,352
5,510,837	Federal National Mortgage Association, Series 2010-46-MS	4.78%	#I/F I/O	05/25/2040	495,322
23,883,628	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	26,386,179
6,026,347	Federal National Mortgage Association, Series 2010-4-SK	6.06%	#I/F I/O	02/25/2040	926,129
3,940,945	Federal National Mortgage Association, Series 2010-58-ES	12.04%	#I/F	06/25/2040	4,465,517
15,962,286	Federal National Mortgage Association, Series 2010-59-MS	5.60%	#I/F I/O	06/25/2040	2,301,873
36,374,574	Federal National Mortgage Association, Series 2010-59-PS	6.28%	#I/F I/O	03/25/2039	4,863,455
17,985,049	Federal National Mortgage Association, Series 2010-59-SC	4.83%	#I/F I/O	01/25/2040	1,944,135
4,515,202	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	4,777,517
2,553,529	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	2,723,823
13,683,876	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	15,031,046
39,892,491	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	44,497,920
18,978,072	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	19,782,353
35,747,949	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	39,437,012
14,820,653	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	15,722,867
29,641,242	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	31,445,667
35,221,132	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	37,581,138
3,807,946	Federal National Mortgage Association, Series 2010-90-SA	5.68%	#I/F I/O	08/25/2040	414,520
6,504,715	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	7,038,970
8,668,587	Federal National Mortgage Association, Series 2010-99-SG	24.22%	#I/F	09/25/2040	14,245,681
8,071,615	Federal National Mortgage Association, Series 2010-9-DS	5.13%	#I/F I/O	02/25/2040	986,949
32,027,534	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	32,164,548
520,021	Federal National Mortgage Association, Series 2011-110-LS	9.79%	#I/F	11/25/2041	660,938
23,756,737	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	25,736,291
7,789,008	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	8,751,111
15,887,194	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	16,639,500
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	34,487,475
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	29,927,912
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	39,932,203
4,925,921	Federal National Mortgage Association, Series 2011-17-SA	6.30%	#I/F I/O	03/25/2041	733,595
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,231,528
4,744,126	Federal National Mortgage Association, Series 2011-27-BS	8.69%	#I/F	04/25/2041	5,031,821
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	56,794,584
17,539,515	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	18,789,819
10,000,000	Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	10,335,855
58,077,223	Federal National Mortgage Association, Series 2011-32	4.00%		04/25/2041	61,153,457
17,751,144	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	19,144,999
28,870,888	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	30,996,276
7,708,236	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	8,044,542
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,908,649
16,389,848	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	17,839,948
25,757,807	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	27,534,992
17,335,183	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	18,423,018
27,840,417	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	30,058,866
11,000,000	Federal National Mortgage Association, Series 2011-48-SC	8.86%	#I/F	06/25/2041	11,586,012
25,058,932	Federal National Mortgage Association, Series 2011-58-SA	6.38%	#I/F I/O	07/25/2041	4,237,428
5,037,700	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	5,387,016
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,125,916
17,250,090	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	17,930,158
49,371,859	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	51,256,852
12,000,000	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	13,201,560
23,527,709	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	23,879,448
21,787,531	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	22,688,064
23,143,379	Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	26,204,785
105,844,609	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	118,943,038
11,176,631	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	10,732,841
15,781,538	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	16,362,787
71,330,341	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	75,487,936
43,769,248	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	42,741,831
159,804,289	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	156,319,437
111,695,390	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	111,199,407
120,981,671	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	120,025,371
14,969,310	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	17,203,127
74,286,186	Federal National Mortgage Association, Series 2012-144-PT	4.41%	#	11/25/2049	79,775,898
9,518,250	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	10,055,379
20,633,133	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	22,031,760
16,561,364	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	16,463,793
50,223,325	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	54,056,344
41,294,734	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	43,327,777
23,389,608	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	22,916,623
29,668,331	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	31,330,752
17,911,974	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	16,832,384
21,988,922	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	21,531,992
30,636,329	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	29,567,749
79,112,222	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	84,608,860
103,137,975	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	104,700,979
11,065,252	Federal National Mortgage Association, Series 2013-36	3.00%		04/25/2043	10,052,449
24,496,557	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	22,790,107
19,292,416	Federal National Mortgage Association, Series 2013-51-HS	5.20%	#I/F	04/25/2043	16,850,899
10,318,931	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	10,049,349
9,577,595	Federal National Mortgage Association, Series 2013-58-SC	5.75%	#I/F	06/25/2043	8,332,555
9,445,579	Federal National Mortgage Association, Series 2013-6-ZH	1.50%		02/25/2043	7,756,729
23,804,024	Federal National Mortgage Association, Series 2013-8	3.00%		02/25/2043	21,888,966
119,339,221	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	108,269,435
20,591,049	Federal National Mortgage Association, Series 2014-12	3.50%		03/25/2044	20,738,523
27,022,330	Federal National Mortgage Association, Series 2014-37-ZY	2.50%		07/25/2044	22,481,957
15,739,842	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	14,593,415
91,316,846	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	94,370,984
14,671,415	Federal National Mortgage Association, Series 2014-56	3.00%		01/25/2040	14,980,292
51,098,328	Federal National Mortgage Association, Series 2014-60-EZ	3.00%		10/25/2044	45,658,733
36,069,592	Federal National Mortgage Association, Series 2014-61-ZV	3.00%		10/25/2044	32,558,001
30,417,495	Federal National Mortgage Association, Series 2014-64-NZ	3.00%		10/25/2044	27,803,614
185,247,386	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	191,212,907
10,710,556	Federal National Mortgage Association, Series 2014-67-DZ	3.00%		10/25/2044	9,624,613
176,852,014	Federal National Mortgage Association, Series 2014-68	3.00%		11/25/2040	181,843,220
34,239,936	Federal National Mortgage Association, Series 2014-68	3.00%		11/25/2044	30,041,469
75,441,767	Federal National Mortgage Association, Series 2014-73	3.00%		06/25/2040	77,853,791
19,328,803	Federal National Mortgage Association, Series 2014-77	3.00%		11/25/2044	17,627,221
41,570,410	Federal National Mortgage Association, Series 2014-82	3.00%		04/25/2041	42,731,201
24,823,257	Federal National Mortgage Association, Series 2014-84	3.00%		12/25/2044	22,921,411
202,172,000	Federal National Mortgage Association, Series 2014-95	3.00%		04/25/2041	208,047,624
199,690,566	Federal National Mortgage Association, Series 2014-M11	3.12%	#	08/25/2024	207,351,395
25,045,527	Federal National Mortgage Association, Series 400-S4	5.28%	#I/F I/O	11/25/2039	3,580,445
164,301,031	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	167,764,990
24,058,447	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	26,654,765
25,695,982	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	28,883,155
9,492,542	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	10,669,753
17,963,653	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	19,898,060
29,758,850	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	32,960,039
21,195,019	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	23,482,473
7,872,092	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	8,719,082
6,874,391	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	7,611,356
17,295,665	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	19,140,656
2,299,227	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	2,436,624
787,996	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	870,011
3,303,272	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	3,659,363
9,515,683	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	10,796,924
19,115,205	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	21,732,780
23,102,618	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	24,897,780
2,864,141	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	3,200,994
2,006,649	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	2,224,604
1,606,733	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	1,822,297
616,185	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	680,318
6,316,747	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	7,158,477
6,383,240	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	7,229,632
3,628,473	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	4,154,738
4,714,389	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	5,506,117
16,236,119	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	18,251,419
60,598,228	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	68,109,003
31,379,819	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	34,755,192
2,543,085	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%		01/01/2039	2,888,956
53,386,129	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	59,111,469
40,946,109	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	44,147,707
716,175	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	760,919
6,016,431	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	6,478,377
21,390,831	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	22,564,497
11,020,145	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	11,550,819
21,137,484	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	22,155,355
63,468,673	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	66,943,821
65,215,404	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	68,797,045
12,663,365	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	13,360,737
24,885,325	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	26,243,016
39,406,561	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	41,566,407
16,983,546	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	17,806,461
55,949,196	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	57,834,828
13,386,973	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	13,536,909
23,573,070	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	24,366,548
68,294,639	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	70,600,845
33,018,796	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	34,128,212
174,641,396	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	176,972,625
132,517,974	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	134,284,402
109,179,254	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	112,863,223
45,578,482	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	46,089,033
26,443,927	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	27,337,771
40,537,026	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	41,904,754
41,875,080	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	42,830,710
22,621,054	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	23,383,730
34,213,149	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	34,994,922
35,528,528	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	36,730,753
108,687,581	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	112,353,749
23,007,045	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	23,780,989
1,293,721	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	1,401,962
58,495,749	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	65,569,317
26,754,851	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	30,121,228
1,572,343	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	1,716,999
2,940,763	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	3,252,278
476,726	Federal National Mortgage Association Pass-Thru, Pool AD7018	5.00%		04/01/2040	516,860
2,061,793	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	2,283,852
4,072,993	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	4,338,043
18,694,818	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	19,600,822
4,504,981	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	4,857,441
21,509,370	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	23,040,205
3,725,031	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	3,904,466
16,246,482	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	17,028,759
4,506,358	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	4,723,354
6,781,920	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	7,108,893
23,507,937	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	24,645,031
10,860,344	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	11,383,329
5,345,620	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	5,603,043
72,011,109	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	75,478,749
19,967,506	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	20,930,702
4,590,497	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	4,811,544
34,023,898	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	34,934,677
8,637,371	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	9,053,307
65,451,872	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	69,033,959
19,095,120	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	20,019,451
14,385,918	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	15,083,837
16,887,043	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	17,703,232
23,113,851	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	24,222,780
2,694,755	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	2,866,021
18,038,964	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%		01/01/2040	20,451,105
9,488,414	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%		07/01/2039	10,790,153
18,923,061	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%		01/01/2040	21,506,676
37,240,716	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	42,243,136
51,379,397	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	58,269,774
16,253,995	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	18,431,938
18,156,856	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%		01/01/2041	20,607,268
132,835,008	Federal National Mortgage Association Pass-Thru, Pool AL3038	3.00%		01/01/2033	137,320,496
177,420,262	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	179,406,020
89,311,517	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	90,309,538
9,866,264	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	10,661,014
18,261,353	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	19,683,029
70,996,450	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	74,427,703
122,312,700	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	125,612,036
115,733,831	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	118,838,443
5,931,898	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	6,437,804
130,729	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	133,636
23,556,919	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	25,722,578
5,237,180	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	5,716,317
423,309	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	454,206
1,727,399	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	1,830,562
1,173,154	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	1,259,402
5,551,814	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	5,883,826
2,382,657	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	2,525,497
7,169,183	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	7,721,566
14,652,638	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	15,531,807
17,966,590	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	19,051,192
1,443,841	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	1,555,300
36,455,691	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	39,302,544
17,363,607	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	18,204,809
249,410,697	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	263,092,368
106,205,520	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	112,030,004
124,170,043	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	130,986,739
60,383,750	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	63,699,789
19,000,310	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	19,509,819
80,909,755	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	85,355,271
11,644,308	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	11,956,719
175,855,121	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	185,516,000
27,046,660	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	27,771,895
24,815,913	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	25,998,438
104,370,542	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	110,092,970
251,950,679	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	258,709,797
291,882,378	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	299,701,787
68,648,346	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	72,420,053
79,691,647	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	81,821,532
13,621,459	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	14,370,140
181,334,717	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	186,194,494
408,740,211	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	422,532,160
10,842,768	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	11,132,168
313,961,065	Federal National Mortgage Association Pass-Thru, Pool MA1275	3.00%		12/01/2032	324,567,065
42,367,731	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	43,798,671
166,523,024	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	172,147,061
101,234,893	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	104,654,927
181,511,227	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	187,640,139
22,578,613	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	23,313,741
50,000,000	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	51,352,110
19,167,524	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	20,663,790
24,347,927	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	24,672,982
17,818,021	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	19,113,815
69,361,812	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	74,232,542
37,548,278	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	38,470,434
45,531,151	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	45,360,038
178,870,788	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	191,118,511
27,983,115	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	28,356,033
32,347,532	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	32,769,685
252,917,267	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	256,028,491
69,394,977	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	70,248,629
14,700,000	Government National Mortgage Association, Series 2003-67-SP	6.93%	#I/F I/O	08/20/2033	4,519,831
12,364,473	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	13,498,598
5,588,001	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	6,265,669
5,426,325	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	5,709,541
12,640,634	Government National Mortgage Association, Series 2004-83-CS	5.91%	#I/F I/O	10/20/2034	1,803,374
3,253,185	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	3,616,778
21,292,562	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	23,659,326
919,551	Government National Mortgage Association, Series 2006-24-CX	38.75%	#I/F	05/20/2036	2,098,210
18,919,378	Government National Mortgage Association, Series 2007-26-SJ	4.52%	#I/F I/O	04/20/2037	1,645,598
9,371,219	Government National Mortgage Association, Series 2008-2-SM	6.34%	#I/F I/O	01/16/2038	1,743,604
16,845,071	Government National Mortgage Association, Series 2008-42-AI	7.53%	#I/F I/O	05/16/2038	3,410,935
7,871,737	Government National Mortgage Association, Series 2008-43-SH	6.17%	#I/F I/O	05/20/2038	1,103,843
9,119,495	Government National Mortgage Association, Series 2008-51-SC	6.08%	#I/F I/O	06/20/2038	1,353,379
5,478,251	Government National Mortgage Association, Series 2008-51-SE	6.09%	#I/F I/O	06/16/2038	715,331
3,485,680	Government National Mortgage Association, Series 2008-82-SM	5.88%	#I/F I/O	09/20/2038	471,253
5,897,553	Government National Mortgage Association, Series 2008-83-SD	6.40%	#I/F I/O	11/16/2036	1,075,991
15,077,881	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	16,467,918
11,052,139	Government National Mortgage Association, Series 2009-10-NS	6.49%	#I/F I/O	02/16/2039	1,943,518
5,860,931	Government National Mortgage Association, Series 2009-24-SN	5.93%	#I/F I/O	09/20/2038	646,390
15,420,430	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	16,625,807
70,676,510	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	76,770,804
6,269	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	7,457
9,713,120	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	10,591,259
2,645,861	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	2,810,454
8,436,250	Government National Mortgage Association, Series 2009-69-TS	6.04%	#I/F I/O	04/16/2039	1,151,897
10,127,451	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	10,910,830
11,866,543	Government National Mortgage Association, Series 2009-87-IG	6.57%	#I/F I/O	03/20/2037	1,641,849
70,498,165	Government National Mortgage Association, Series 2010-106-PS	5.88%	#I/F I/O	03/20/2040	10,539,123
20,729,747	Government National Mortgage Association, Series 2010-1-SA	5.59%	#I/F I/O	01/16/2040	2,745,157
3,187,885	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,536,004
72,328,950	Government National Mortgage Association, Series 2010-26-QS	6.08%	#I/F I/O	02/20/2040	12,848,008
12,767,000	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	13,978,071
16,672,364	Government National Mortgage Association, Series 2010-42-ES	5.51%	#I/F I/O	04/20/2040	2,684,681
4,998,277	Government National Mortgage Association, Series 2010-61-AS	6.38%	#I/F I/O	09/20/2039	641,417
48,691,245	Government National Mortgage Association, Series 2010-62-SB	5.58%	#I/F I/O	05/20/2040	6,932,582
8,525,155	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	9,612,258
646,998	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	572,775
7,833,334	Government National Mortgage Association, Series 2011-18-SN	9.17%	#I/F	12/20/2040	8,511,127
8,333,334	Government National Mortgage Association, Series 2011-18-YS	9.17%	#I/F	12/20/2040	9,047,562
11,790,292	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	12,744,793
8,605,059	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	7,649,511
69,621,110	Government National Mortgage Association, Series 2011-69-SB	5.18%	#I/F I/O	05/20/2041	9,457,742
24,510,883	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	26,682,756
26,270,948	Government National Mortgage Association, Series 2011-72-AS	5.21%	#I/F I/O	05/20/2041	3,677,683
21,509,857	Government National Mortgage Association, Series 2011-72-DO	0.00%	P/O	03/16/2033	21,291,295
17,547,406	Government National Mortgage Association, Series 2011-72-SK	5.98%	#I/F I/O	05/20/2041	2,728,516
21,174,335	Government National Mortgage Association, Series 2012-105-SE	6.03%	#I/F I/O	01/20/2041	2,717,891
33,345,594	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	33,343,226
50,659,020	Government National Mortgage Association, Series 2013-136-CS	6.04%	#I/F I/O	09/16/2043	8,161,903
17,429,904	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	15,176,453
53,728,584	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	46,513,050
38,906,929	Government National Mortgage Association, Series 2013-186-SG	6.09%	#I/F I/O	02/16/2043	6,789,679
91,567,495	Government National Mortgage Association, Series 2014-163-PS	5.43%	#I/F I/O	11/20/2044	15,581,986
98,330,917	Government National Mortgage Association, Series 2014-167-SA	5.43%	#I/F I/O	11/20/2044	14,125,757
77,682,556	Government National Mortgage Association, Series 2014-39-SK	6.03%	#I/F I/O	03/20/2044	11,957,451
53,932,012	Government National Mortgage Association, Series 2014-59-DS	6.09%	#I/F I/O	04/16/2044	7,750,106
Total US Government / Agency Mortgage Backed Obligations (Cost $18,856,231,962)					19,341,227,640

US Government Bonds and Notes - 4.9%
1,325,000,000	United States Treasury Notes	1.63%		11/15/2022	1,284,836,600
700,000,000	United States Treasury Notes	2.00%		02/15/2023	696,828,300
Total US Government Bonds and Notes (Cost $1,995,150,881)					1,981,664,900

Short Term Investments - 10.5%
218,546,960	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		218,546,960
100,000,000	Federal Home Loan Banks	0.09%		02/19/2015	99,992,901
150,000,000	Federal Home Loan Banks	0.09%		03/05/2015	149,986,500
100,000,000	Federal Home Loan Banks	0.10%		03/30/2015	99,986,700
100,000,000	Federal Home Loan Banks	0.07%		04/20/2015	99,971,200
100,000,000	Federal Home Loan Banks	0.13%		05/29/2015	99,987,700
100,000,000	Federal Home Loan Banks	0.23%		08/03/2015	99,960,000
100,000,000	Federal Home Loan Banks	0.13%		08/14/2015	99,909,700
100,000,000	Federal Home Loan Banks	0.18%		08/14/2015	99,957,100
100,000,000	Federal Home Loan Banks	0.20%		08/17/2015	99,981,700
100,000,000	Federal Home Loan Banks	0.25%		08/27/2015	99,952,400
250,000,000	Federal Home Loan Banks	0.38%		08/28/2015	250,226,500
80,000,000	Federal Home Loan Banks	0.18%		09/22/2015	79,938,640
225,000,000	Federal Home Loan Banks	0.20%		09/25/2015	224,946,450
150,000,000	Federal Home Loan Banks	0.25%		12/07/2015	149,887,800
100,000,000	Federal Home Loan Banks	0.38%	#	07/20/2017	99,957,600
200,000,000	Federal Home Loan Banks	1.63%		12/18/2017	202,074,200
100,000,000	Federal Home Loan Discount Note	0.00%		01/02/2015	100,000,000
100,000,000	Federal Home Loan Discount Note	0.00%		01/09/2015	99,999,800
100,000,000	Federal Home Loan Discount Note	0.00%		01/14/2015	99,999,700
200,000,000	Federal Home Loan Discount Note	0.00%		01/21/2015	199,999,000
100,000,000	Federal Home Loan Discount Note	0.00%		01/22/2015	99,999,400
200,000,000	Federal Home Loan Discount Note	0.00%		02/06/2015	199,997,000
280,000,000	Federal Home Loan Discount Note	0.00%		02/12/2015	279,995,240
100,000,000	Federal Home Loan Discount Note	0.00%		02/17/2015	99,998,100
80,000,000	Federal Home Loan Discount Note	0.00%		02/24/2015	79,998,240
125,000,000	Federal Home Loan Discount Note	0.00%		02/27/2015	124,997,125
64,000,000	Federal Home Loan Discount Note	0.00%		03/11/2015	63,997,568
100,000,000	Federal Home Loan Discount Note	0.00%		03/23/2015	99,995,600
218,546,960	Fidelity Institutional Government Portfolio	0.01%	♦		218,546,960
219,720,474	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		219,720,474
Total Short Term Investments (Cost $4,263,007,428)					4,262,508,258

Total Investments - 99.5% (Cost $39,683,262,840)					40,243,902,860
Other Assets in Excess of Liabilities - 0.5%					200,089,837
NET ASSETS - 100.0%					$40,443,992,697

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital LP (the "Adviser"), unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2014, the value of these securities amounted to $5,058,632,474 or 12.5% of net assets.

∞	Illiquid security. At December 31, 2014, the value of these securities amount to $104,692,500 or 0.3% of net assets.
#	Variable rate security. Rate disclosed as of December 31, 2014.
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
P/O	Principal only security
♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Tax Cost of Investments	$39,817,607,079
Gross Tax Unrealized Appreciation	1,073,874,413
Gross Tax Unrealized Depreciation	(647,578,632)
Net Tax Unrealized Appreciation (Depreciation)	$426,295,781

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	47.8%
Non-Agency Residential Collateralized Mortgage Obligations	24.5%
Short Term Investments	10.5%
Non-Agency Commercial Mortgage Backed Obligations	6.8%
US Government Bonds and Notes	4.9%
Collateralized Loan Obligations	4.7%
Asset Backed Obligations	0.3%
Other Assets and Liabilities	0.5%
100.0%

DoubleLine Core Fixed Income Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 3.4%
875,000	Adams Mill Ltd., Series 2014-1A-D1	3.70%	#^	07/15/2026	818,855
1,000,000	Adams Mill Ltd., Series 2014-1A-E1	5.20%	#^	07/15/2026	890,003
1,000,000	ALM Loan Funding, Series 2011-4A-C	2.98%	#^	07/18/2022	1,002,483
1,500,000	Apidos Ltd., Series 2013-16A-B	3.03%	#^	01/19/2025	1,449,716
2,000,000	Apidos Ltd., Series 2014-18A-C	3.88%	#^	07/22/2026	1,907,587
1,000,000	Apidos Ltd., Series 2014-18A-D	5.43%	#^	07/22/2026	908,131
1,000,000	Apidos Ltd., Series 2014-19A-D	3.96%	#^	10/17/2026	959,619
1,500,000	ARES Ltd., Series 2012-2A-D	4.93%	#^	10/12/2023	1,501,854
2,000,000	ARES Ltd., Series 2013-1A-D	3.98%	#^	04/15/2025	1,893,216
1,500,000	Babson Ltd., Series 2012-1A-C	4.23%	#^	04/15/2022	1,481,445
1,000,000	Babson Ltd., Series 2014-3A-D2	4.63%	#^	01/15/2026	999,817
1,000,000	Ballyrock Ltd., Series 2014-1A-B	3.43%	#^	10/20/2026	973,028
1,000,000	Ballyrock Ltd., Series 2014-1A-C	3.98%	#^	10/20/2026	952,177
1,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.38%	#^	07/15/2026	986,103
1,000,000	Birchwood Park Ltd., Series 2014-1A-D2	4.43%	#^	07/15/2026	988,257
1,000,000	Birchwood Park Ltd., Series 2014-1A-E2	6.63%	#^	07/15/2026	979,518
1,500,000	BlueMountain Ltd., Series 2012-1A-E	5.73%	#^	07/20/2023	1,445,525
1,250,000	Brookside Mill Ltd., Series 2013-1A-C1	2.93%	#^	04/17/2025	1,190,289
2,250,000	Brookside Mill Ltd., Series 2013-1A-D	3.28%	#^	04/17/2025	2,064,236
1,250,000	Brookside Mill Ltd., Series 2013-1A-E	4.63%	#^	04/17/2025	1,085,515
1,250,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.37%	#^	07/27/2026	1,232,983
2,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.42%	#^	07/27/2026	1,977,199
2,247,239	Carlyle High Yield Partners Ltd., Series 2005-7A-D1	1.96%	#^	09/30/2019	2,242,860
2,000,000	Cent Ltd., Series 2013-18A-D	3.68%	#^	07/23/2025	1,876,423
1,500,000	Cent Ltd., Series 2013-18A-E	4.83%	#^	07/23/2025	1,312,173
1,000,000	Cent Ltd., Series 2014-22A-C	3.98%	#^	11/07/2026	947,765
2,500,000	ColumbusNova Ltd., Series 2006-2A-D	1.73%	#^	04/04/2018	2,455,393
500,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.83%	#^	04/12/2020	485,828
2,000,000	Dryden Senior Loan Fund, Series 2012-24A-D	4.98%	#^	11/15/2023	2,024,392
950,000	Dryden Senior Loan Fund, Series 2012-25A-E	5.73%	#^	01/15/2025	898,111
2,000,000	Dryden Senior Loan Fund, Series 2013-28A-B1L	3.43%	#^	08/15/2025	1,862,904
1,500,000	Eaton Vance Ltd., Series 2006-8A-B	0.88%	#^	08/15/2022	1,449,401
1,000,000	Emerson Park Ltd., Series 2013-1A-C1	2.98%	#^	07/15/2025	964,898
2,000,000	Flatiron Ltd., Series 2014-1A-B	3.09%	#^	07/17/2026	1,935,787
2,000,000	Flatiron Ltd., Series 2014-1A-C	3.54%	#^	07/17/2026	1,863,649
2,000,000	Four Corners Ltd., Series 2006-3A-D	1.73%	#^	07/22/2020	1,925,360
1,000,000	Galaxy Ltd., Series 2013-15A-B	2.08%	#^	04/15/2025	967,074
1,000,000	Galaxy Ltd., Series 2013-15A-C	2.83%	#^	04/15/2025	957,094
1,000,000	Galaxy Ltd., Series 2013-15A-D	3.63%	#^	04/15/2025	945,804
760,000	GoldenTree Loan Opportunities Ltd., Series 2007-4A-D	4.48%	#^	08/18/2022	758,401
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.43%	#^	04/17/2022	1,993,317
1,000,000	Gulf Stream-Sextant Ltd., Series 2007-1X-B	0.69%	#	06/17/2021	972,635
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	2.93%	#^	08/01/2025	703,602
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-C	3.23%	#^	04/18/2026	1,930,670
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	3.88%	#^	10/22/2025	1,393,227
2,000,000	ING Ltd., Series 2013-3A-A1	1.83%	#	08/01/2020	1,911,184
2,000,000	ING Ltd., Series 2013-3A-B	2.93%	#^	01/18/2026	1,910,460
2,000,000	LCM LP, Series 11A-D2	4.18%	#^	04/19/2022	1,962,900
1,000,000	LCM LP, Series 12A-E	5.98%	#^	10/19/2022	960,010
2,850,000	LCM LP, Series 14A-D	3.73%	#^	07/15/2025	2,703,489
2,500,000	LCM LP, Series 15A-C	3.33%	#^	08/25/2024	2,460,135
1,000,000	LCM LP, Series 16A-D	3.83%	#^	07/15/2026	949,071
2,000,000	LCM LP, Series 6A-C	1.04%	#^	05/28/2019	1,941,458
1,000,000	Madison Park Funding Ltd., Series 2007-4A-D	1.68%	#^	03/22/2021	959,930
2,000,000	Madison Park Funding Ltd., Series 2012-9X-C1	3.83%	#	08/15/2022	2,030,660
1,000,000	Madison Park Funding Ltd., Series 2014-13A-D	3.58%	#^	01/19/2025	935,775
1,000,000	Madison Park Funding Ltd., Series 2014-13X-E	5.23%	#	01/19/2025	902,234
2,000,000	Madison Park Funding Ltd., Series 2014-14A-D	3.83%	#^	07/20/2026	1,908,050
750,000	Madison Park Funding Ltd., Series 2014-14A-E	4.98%	#^	07/20/2026	662,190
2,000,000	Madison Park Funding Ltd., Series 2014-15A-C	3.94%	#^	01/27/2026	1,915,220
1,500,000	Magnetite Ltd., Series 2012-7A-D	5.48%	#^	01/15/2025	1,390,437
2,000,000	Magnetite Ltd., Series 2014-11A-C	3.83%	#^	01/18/2027	1,889,139
1,000,000	Nautique Funding Ltd., Series 2006-1A-C	1.93%	#^	04/15/2020	963,424
1,500,000	Nomad Ltd., Series 2013-1A-B	3.18%	#^	01/15/2025	1,450,789
1,500,000	Nomad Ltd., Series 2013-1A-C	3.73%	#^	01/15/2025	1,416,709
1,000,000	North End Ltd., Series 2013-1A-D	3.73%	#^	07/17/2025	940,522
2,000,000	OCP Ltd., Series 2013-3A-B	2.98%	#^	01/17/2025	1,914,457
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.58%	#^	07/17/2025	1,876,777
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.73%	#^	07/17/2025	1,741,643
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	3.79%	#^	11/22/2025	1,005,020
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D2	4.87%	#^	11/22/2025	1,004,477
2,000,000	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-DR	3.28%	#^	04/20/2021	2,001,733
1,000,000	Race Point Ltd., Series 2007-4A-D	2.23%	#^	08/01/2021	981,313
1,000,000	Race Point Ltd., Series 2013-8A-B	2.13%	#^	02/20/2025	968,523
500,000	Saturn Ltd., Series 2007-1A-D	4.23%	#^	05/13/2022	464,117
1,000,000	Thacher Park Ltd., Series 2014-1A-C	3.28%	#^	10/20/2026	979,561
1,000,000	Thacher Park Ltd., Series 2014-1A-D1	3.76%	#^	10/20/2026	944,993
500,000	Venture Ltd., Series 2012-10A-C	3.48%	#^	07/20/2022	488,734
2,000,000	Venture Ltd., Series 2012-10A-D	4.43%	#^	07/20/2022	1,956,927
1,500,000	WG Horizons, Series 2006-1A-C	1.94%	#^	05/24/2019	1,457,781
2,000,000	WhiteHorse Ltd., Series 2006-1A-B1L	2.08%	#^	05/01/2018	1,980,055
3,000,000	Wind River Ltd., Series 2013-1A-C	3.63%	#^	04/20/2025	2,797,259
Total Collateralized Loan Obligations (Cost $117,087,826)					115,281,480

Foreign Corporate Bonds - 13.4%
1,600,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	1,780,000
1,500,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	1,668,750
1,300,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	1,335,750
1,300,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	1,261,000
500,000	Aeropuertos Dominicanos	9.75%	#^	11/13/2019	485,000
700,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	758,800
4,300,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	4,661,200
1,600,000	AES El Salvador Trust	6.75%		03/28/2023	1,513,600
3,500,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	3,561,250
3,500,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,561,250
1,700,000	Ajecorp B.V.	6.50%		05/14/2022	1,440,750
7,845,000	Alibaba Group Holding Ltd.	3.60%	^	11/28/2024	7,797,091
6,600,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	7,448,113
2,600,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	2,691,000
1,000,000	Avianca Holdings S.A.	8.38%		05/10/2020	1,035,000
3,450,000	B Communications Ltd.	7.38%	^	02/15/2021	3,665,625
2,000,000	Banco Davivienda S.A.	5.88%		07/09/2022	2,005,000
2,500,000	Banco de Bogota S.A.	5.38%	^	02/19/2023	2,512,500
500,000	Banco de Bogota S.A.	5.38%		02/19/2023	502,500
1,000,000	Banco de Costa Rica	5.25%		08/12/2018	1,010,000
2,500,000	Banco do Brasil S.A.	8.50%	#†	10/20/2020	2,745,000
4,500,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	4,207,500
4,005,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	4,245,300
3,235,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	3,449,319
1,695,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	1,921,181
2,500,000	Banco Nacional de Costa Rica	6.25%		11/01/2023	2,498,250
400,000	Banco Regional SAECA	8.13%	^	01/24/2019	428,200
2,800,000	Banco Regional SAECA	8.13%		01/24/2019	2,997,400
3,000,000	Bancolombia S.A.	6.13%		07/26/2020	3,165,000
4,255,000	Bank Of Montreal	1.40%		09/11/2017	4,253,506
3,475,000	Bank Of Montreal	2.38%		01/25/2019	3,511,776
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,322,687
3,500,000	BBVA Banco Continental S.A.	5.25%	#	09/22/2029	3,559,500
400,000	BBVA Banco Continental S.A.	5.25%	#^	09/22/2029	406,800
5,700,000	BBVA Bancomer S.A.	5.35%	#^	11/12/2029	5,657,250
1,427,000	BP Capital Markets PLC	4.75%		03/10/2019	1,562,495
1,250,000	BP Capital Markets PLC	2.50%		11/06/2022	1,166,702
1,000,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	1,021,250
3,300,000	Braskem America Finance Company	7.13%		07/22/2041	3,283,500
800,000	Braskem Finance Ltd.	6.45%		02/03/2024	804,000
6,325,000	British Telecommunications PLC	5.95%		01/15/2018	7,058,510
1,500,000	Camposol S.A.	9.88%	^	02/02/2017	1,551,750
650,000	Camposol S.A.	9.88%		02/02/2017	672,425
3,700,000	Cementos Progreso Trust	7.13%		11/06/2023	4,012,650
2,000,000	Cemex S.A.B. de C.V.	5.70%		01/11/2025	1,945,000
5,000,000	Cemex S.A.B. de C.V.	5.70%	^	01/11/2025	4,862,500
1,400,000	Cencosud S.A.	4.88%		01/20/2023	1,380,821
6,456,000	Central American Bottling Corporation	6.75%		02/09/2022	6,859,500
2,000,000	Cia Minera Milpo S.A.A.	4.63%	^	03/28/2023	1,955,000
2,000,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	1,759,800
500,000	Columbus International, Inc.	7.38%	^	03/30/2021	521,875
5,500,000	Columbus International, Inc.	7.38%		03/30/2021	5,740,625
2,400,000	Comcel Trust	6.88%		02/06/2024	2,520,000
5,000,000	Comcel Trust	6.88%	^	02/06/2024	5,250,000
6,000,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	5,985,000
3,500,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	3,466,883
1,500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	1,485,807
4,000,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	3,540,000
6,000,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	6,155,958
800,000	Corporacion Pesquera Inca S.A.C.	9.00%	^	02/10/2017	800,000
2,444,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	2,444,000
500,000	Cosan Luxembourg S.A.	5.00%		03/14/2023	446,250
3,500,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	3,552,500
3,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,982,963
500,000	Digicel Ltd.	7.00%		02/15/2020	497,000
3,000,000	Digicel Ltd.	8.25%		09/30/2020	2,925,000
3,030,000	Digicel Ltd.	7.13%		04/01/2022	2,825,475
3,900,000	Digicel Ltd.	7.13%	^	04/01/2022	3,636,750
8,000,000	Ecopetrol S.A.	4.13%		01/16/2025	7,620,000
5,500,000	Ecopetrol S.A.	5.88%		05/28/2045	5,115,000
907,711	ENA Norte Trust	4.95%		04/25/2023	934,942
3,300,000	ENTEL Chile S.A.	4.75%	^	08/01/2026	3,287,417
3,700,000	ENTEL Chile S.A.	4.75%		08/01/2026	3,685,892
4,400,000	ESAL GmbH	6.25%	^	02/05/2023	4,191,000
2,100,000	ESAL GmbH	6.25%		02/05/2023	2,000,250
3,700,000	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	3,783,250
2,075,000	Freeport-McMoRan Copper & Gold, Inc.	3.10%		03/15/2020	2,020,816
3,000,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	2,846,628
8,000,000	Fresnillo PLC	5.50%		11/13/2023	7,880,000
3,000,000	Global Bank Corporation	5.13%	^	10/30/2019	3,060,000
2,000,000	GNL Quintero S.A.	4.63%	^	07/31/2029	2,029,534
1,600,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	1,508,000
4,300,000	Grupo Aval Ltd.	4.75%		09/26/2022	4,171,000
3,200,000	Grupo Aval Ltd.	4.75%	^	09/26/2022	3,104,000
2,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,120,000
2,000,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	2,040,000
4,000,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	4,100,000
2,400,000	Grupo KUO S.A.B. de C.V.	6.25%		12/04/2022	2,368,800
2,200,000	Grupo KUO S.A.B. de C.V.	6.25%	^	12/04/2022	2,171,400
1,850,000	GrupoSura Finance S.A.	5.70%		05/18/2021	1,961,000
800,000	Industrial Senior Trust	5.50%	^	11/01/2022	788,000
5,300,000	Industrial Senior Trust	5.50%		11/01/2022	5,220,500
1,500,000	InRetail Shopping Malls	6.50%		07/09/2021	1,567,500
500,000	InRetail Shopping Malls	6.50%	^	07/09/2021	522,500
2,300,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	2,400,878
2,300,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	2,400,878
5,115,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	5,102,980
3,500,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	3,543,750
200,000	JBS Investments GmbH	7.25%	^	04/03/2024	197,000
3,800,000	JBS Investments GmbH	7.25%		04/03/2024	3,743,000
1,200,000	Klabin Finance S.A.	5.25%	^	07/16/2024	1,161,000
4,030,000	Korea Development Bank	4.38%		08/10/2015	4,116,714
1,275,000	Korea Development Bank	3.25%		03/09/2016	1,306,175
750,000	Maestro Peru S.A.	6.75%		09/26/2019	810,000
1,600,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	1,544,000
2,000,000	Marfrig Holdings B.V.	8.38%		05/09/2018	1,980,000
2,900,000	Marfrig Holdings B.V.	6.88%		06/24/2019	2,704,250
2,900,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	2,704,250
1,750,000	Metalsa S.A. de C.V.	4.90%		04/24/2023	1,575,000
2,000,000	Mexichem S.A.B. de C.V.	6.75%		09/19/2042	2,080,000
900,000	Mexichem S.A.B. de C.V.	5.88%	^	09/17/2044	859,500
3,700,000	Mexico Generadora de Energia	5.50%		12/06/2032	3,635,250
3,000,000	Millicom International Cellular S.A.	4.75%		05/22/2020	2,842,500
7,000,000	Millicom International Cellular S.A.	6.63%		10/15/2021	7,315,000
4,500,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	4,342,500
3,500,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	3,377,500
300,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	294,750
1,300,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	1,277,250
300,000	Minsur S.A.	6.25%	^	02/07/2024	324,750
1,965,267	Nakilat, Inc.	6.27%		12/31/2033	2,215,839
1,000,000	Nakilat, Inc.	6.07%		12/31/2033	1,127,500
5,300,000	OAS Financial Ltd.	8.88%	#^†ʊ	04/25/2018	1,696,000
1,500,000	OAS Financial Ltd.	8.88%	#†ʊ	04/25/2018	480,000
1,500,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	1,411,500
1,700,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	1,432,250
2,000,000	Oleoducto Central S.A.	4.00%		05/07/2021	1,915,000
3,915,000	Orange S.A.	2.75%		09/14/2016	4,003,463
4,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	4,099,828
1,500,000	Pacific Rubiales Energy Corporation	5.13%	^	03/28/2023	1,188,750
4,700,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	3,724,750
1,000,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	770,000
5,000,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	3,850,000
1,800,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,449,000
1,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	805,000
500,000	Petrobras Global Finance B.V.	4.88%		03/17/2020	469,005
1,000,000	Petrobras International Finance Company S.A.	5.38%		01/27/2021	931,570
2,500,000	Petroleos Mexicanos	5.50%		01/21/2021	2,718,750
5,915,000	Petroleos Mexicanos	6.63%		06/15/2035	6,861,400
2,000,000	Petroleos Mexicanos	5.50%		06/27/2044	2,050,000
1,782,000	Plains Exploration & Production Company	6.50%		11/15/2020	1,933,417
2,960,000	Reliance Industries Ltd.	5.88%	†	02/05/2018	2,889,700
600,000	Rio Oil Finance Trust	6.25%	^	07/06/2024	574,549
3,450,000	Rio Oil Finance Trust	6.25%		07/06/2024	3,303,654
2,958,000	Royal KPN N.V.	8.38%		10/01/2030	4,169,209
1,200,000	Samarco Mineracao S.A.	5.38%		09/26/2024	1,115,400
4,395,000	Seven Generations Energy Ltd.	8.25%	^	05/15/2020	4,241,175
1,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	1,017,000
1,500,000	Southern Copper Corporation	7.50%		07/27/2035	1,702,488
5,350,000	Southern Copper Corporation	6.75%		04/16/2040	5,665,650
3,800,000	Southern Copper Corporation	5.25%		11/08/2042	3,413,715
6,700,000	SUAM Finance B.V.	4.88%	^	04/17/2024	6,716,750
1,300,000	SUAM Finance B.V.	4.88%		04/17/2024	1,303,250
5,100,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	5,316,750
3,680,000	Teva Pharmaceutical Finance Company B.V.	2.95%		12/18/2022	3,590,830
2,710,000	TransCanada PipeLines Ltd.	4.63%		03/01/2034	2,758,081
4,200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	4,410,000
1,400,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	1,277,500
3,000,000	Union Andina de Cementos S.A.A.	5.88%	^	10/30/2021	3,051,000
4,900,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	5,002,655
2,000,000	Vale Overseas Ltd.	4.63%		09/15/2020	2,036,820
2,500,000	Vedanta Resources PLC	8.25%		06/07/2021	2,485,938
2,200,000	Vedanta Resources PLC	7.13%	^	05/31/2023	2,035,110
1,800,000	Vedanta Resources PLC	7.13%		05/31/2023	1,665,090
2,500,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	2,475,000
8,000,000	VTR Finance B.V.	6.88%		01/15/2024	8,180,000
Total Foreign Corporate Bonds (Cost $467,294,612)					457,001,477

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.4%
6,658,000	Corporacion Andina de Fomento	3.75%		01/15/2016	6,829,244
1,000,000	Costa Rica Government International Bond	7.00%	^	04/04/2044	982,500
5,050,000	United Mexican States	4.00%		10/02/2023	5,245,687
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $12,928,033)					13,057,431

Non-Agency Commercial Mortgage Backed Obligations - 6.1%
2,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	#^	06/15/2028	1,968,027
2,500,000	Banc of America Commercial Mortgage Trust, Series 2005-3-AM	4.73%		07/10/2043	2,532,319
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	1,006,760
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	3,850,002
2,902,000	CD Commercial Mortgage Trust, Series 2006-CD3-AM	5.65%		10/15/2048	3,102,122
4,800,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	4,987,253
2,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.15%	#	12/10/2049	2,192,148
11,635,192	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.21%	#^I/O	09/10/2045	1,169,587
2,602,680	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	2,658,053
4,805,074	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.46%	#^I/O	12/10/2044	568,969
2,500,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	2,677,574
2,008,549	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	2.04%	#^I/O	07/10/2046	60,590
29,180,090	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.17%	#I/O	10/15/2045	3,255,594
2,370,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR15-D	4.77%	#^	02/10/2047	2,342,470
3,000,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	3,159,025
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	3,578,666
649,303	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	#^	11/15/2030	671,791
48,654	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	48,671
2,455,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AJ	5.23%	#	12/15/2040	2,518,274
4,380,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.81%	#	06/15/2038	4,626,046
1,875,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	1,984,515
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	2,656,291
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.90%	#	09/15/2039	2,709,532
3,800,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	#^	04/16/2049	4,021,829
1,000,000	DBRR Trust, Series 2011-C32-A3B	5.72%	#^	06/17/2049	1,061,797
5,342,112	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.40%	#^I/O	07/10/2044	254,520
1,000,000	Extended Stay America Trust, Series 2013-ESFL-DFL	3.30%	#^	12/05/2031	1,001,576
1,000,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	1,010,676
4,000,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.07%	#	12/10/2049	4,195,374
3,500,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	3,799,625
4,000,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	4,231,240
2,600,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.52%	#	04/10/2038	2,674,403
13,129,623	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.01%	#^I/O	04/10/2038	6,814
4,773,276	GS Mortgage Securities Corporation, Series 2011-GC5-XA	1.69%	#^I/O	08/10/2044	278,917
5,727,366	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.12%	#^I/O	01/10/2045	611,353
4,050,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.51%	#	11/10/2047	4,174,058
3,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-B	4.97%	#	09/12/2037	2,853,108
35,208,390	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.53%	#I/O	05/15/2045	261,458
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	2,597,731
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	1,068,076
4,450,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.70%	#	02/12/2049	4,708,047
3,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.07%	#	02/12/2051	3,166,580
3,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.01%	#	02/15/2051	4,092,041
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	#^I/O	12/05/2027	214,267
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	1,050,065
11,392,162	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.48%	#^I/O	07/15/2046	505,020
33,111,848	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.12%	#I/O	10/15/2045	3,344,032
7,252,170	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.76%	#I/O	06/15/2045	567,606
59,456,761	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.16%	#I/O	02/15/2047	3,956,996
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	3,146,279
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	2,864,394
4,275,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	4,369,755
58,952,637	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.02%	#I/O	11/15/2047	4,204,207
4,512,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.43%	#	01/15/2048	4,597,024
61,267,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.19%	#I/O	01/15/2048	4,605,257
3,000,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	5.90%	#^	07/15/2044	3,280,968
250,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	252,729
9,379,399	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.65%	#^I/O	11/15/2038	98,610
7,564,349	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.65%	#^I/O	11/15/2038	79,528
2,100,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	2,187,134
3,050,000	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.69%	#	05/12/2039	3,069,480
1,600,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	1,625,328
4,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	4,206,610
2,900,749	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.86%	#^I/O	08/15/2045	239,423
2,975,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-D	4.83%	#^	02/15/2047	2,889,073
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	3,032,373
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	3,878,838
4,400,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.49%	#	03/12/2044	4,521,075
3,462,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.08%	#	12/12/2049	3,778,423
42,587	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.41%	#	04/12/2049	42,491
3,700,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	3,943,882
28,754,953	Morgan Stanley Capital, Inc., Series 2011-C1-XA	0.91%	#^I/O	09/15/2047	453,883
4,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2029	4,062,980
1,000,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.56%	#	08/15/2039	1,027,159
14,421,085	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.13%	#^I/O	08/10/2049	1,586,182
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	2,559,803
16,138,757	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.38%	#I/O	11/15/2048	119,056
1,900,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	1,940,460
3,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.94%	#	02/15/2051	3,819,051
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	5.94%	#	02/15/2051	2,553,251
4,481,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,615,880
19,171,543	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.21%	#^I/O	11/15/2045	2,151,584
56,838,135	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.97%	#I/O	09/15/2057	3,723,239
59,633,689	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	0.99%	#I/O	11/15/2047	4,163,326
4,800,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.33%	#	11/15/2047	4,893,547
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $210,781,175)					208,613,770

Non-Agency Residential Collateralized Mortgage Obligations - 9.7%
57,176	ACE Securities Corporation, Series 2006-NC1-A2C	0.37%	#	12/25/2035	57,236
96,059	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.74%	#^	11/25/2037	79,720
4,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	#^	03/25/2058	4,123,274
2,490,331	Banc of America Funding Corporation, Series 2005-G-A3	4.77%	#	10/20/2035	2,403,313
1,652,316	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	1,684,441
904,427	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	896,865
1,445,959	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	#^	04/26/2037	1,494,794
321,399	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	268,887
6,600,957	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.51%	#	07/25/2037	5,799,040
2,168,177	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	2,075,125
194,373	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	199,220
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	1,828,706
376,800	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.65%	#	05/25/2036	251,432
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	2.73%	#^	11/25/2038	4,369,404
2,753,856	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	7.82%	#^	11/25/2036	2,419,880
14,064,860	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	7.29%	#^	12/25/2036	12,006,352
1,775,943	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.54%	#^	09/25/2047	1,775,295
276,863	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	244,739
155,898	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	127,154
276,114	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	237,757
3,187,643	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	3,403,691
357,103	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	331,392
408,619	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	331,164
2,032,264	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	1,914,777
356,412	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.87%	#	10/25/2035	286,597
656,329	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	581,701
15,115,848	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	13,389,059
2,308,319	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	1,982,574
2,560,120	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.62%	#	08/25/2037	1,649,129
741,347	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	53.17%	#I/F	08/25/2037	1,867,291
188,444	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.12%	#I/F	08/25/2037	298,790
983,115	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	897,592
4,051,972	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.67%	#	09/25/2037	2,740,782
3,980,374	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.33%	#I/F I/O	09/25/2037	943,639
800,918	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	235,550
172,832	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.00%	#	04/25/2036	147,034
199,158	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	202,574
824,931	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	755,236
1,511,340	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	1,435,334
658,057	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	647,108
1,748,951	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	1,652,540
184,594	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	163,237
2,870,624	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	2,815,517
6,639,771	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	5,922,171
294,319	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	281,019
200,185	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	166,016
93,000	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	92,234
9,182,526	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	7.39%	#^	06/26/2037	8,539,359
13,456,959	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1-A1	2.50%	#^	03/25/2043	12,895,602
20,465,124	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	17,188,330
2,443,262	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.90%	#^I/F	04/15/2036	2,888,599
255,870	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.30%	#^I/F	04/15/2036	315,396
1,728,792	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.90%	#^I/F	04/15/2036	2,048,924
682,060	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	593,887
175,618	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	164,532
690,257	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	724,128
2,603,002	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,313,832
1,903,727	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,538,030
115,662	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	110,292
9,208,135	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	8,518,685
1,450,273	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,396,482
99,599	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	96,730
39,533,905	Impac Secured Assets Trust, Series 2006-5-1A1C	0.44%	#	02/25/2037	30,927,967
459,563	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	341,982
9,973,521	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	7,903,487
1,776,696	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	1,685,767
2,515,209	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	2,358,858
502,155	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	459,660
3,260,920	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	#^	07/26/2036	3,287,831
3,324,997	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	3,135,162
1,048,877	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	822,615
76,587	Lehman Mortgage Trust, Series 2006-9-1A19	29.90%	#I/F	01/25/2037	119,565
1,298,167	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,143,842
289,847	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	232,519
192,457	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	193,217
76,954	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	61,336
270,375	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	267,919
4,716,286	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	4,433,531
437,689	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	448,410
2,242,427	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	2,286,613
5,536,512	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.35%	#	06/25/2036	4,735,711
3,770,781	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	3,443,627
278,319	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	173,530
709,794	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	388,655
1,272,341	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	761,745
87,298	Option One Mortgage Loan Trust, Series 2004-3-M3	1.14%	#	11/25/2034	79,311
1,406,355	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	1,341,673
14,555,584	PR Mortgage Loan Trust, Series 2014-1-APT	5.93%	#^	10/25/2049	14,702,596
458,740	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	479,427
710,803	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	647,309
173,922	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	176,425
749,067	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	626,530
8,173,812	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	7,141,427
8,234,292	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	6,877,264
1,722,373	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,428,018
472,040	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	463,696
2,479,117	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	2,019,608
8,470,915	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	7,159,312
550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	553,266
326,693	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	283,343
412,169	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	322,893
108,136	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	98,392
2,154,936	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,355,976
217,651	Residential Asset Securitization Trust, Series 2006-R1-A1	27.72%	#I/F	01/25/2046	394,808
227,355	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	201,359
1,185,885	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	1,088,058
2,194,996	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,983,205
1,517,700	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,388,457
1,905,402	Structured Asset Securities Corporation, Series 2003-35-1A1	5.22%	#	12/25/2033	1,987,926
2,552,251	Structured Asset Securities Corporation, Series 2005-14-1A1	0.47%	#	07/25/2035	2,281,835
2,348,553	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	2,425,405
2,158,602	Structured Asset Securities Corporation, Series 2005-RF1-A	0.52%	#^	03/25/2035	1,827,306
2,176,298	Structured Asset Securities Corporation, Series 2005-RF1-AIO	5.18%	#^I/O	03/25/2035	306,079
204,150	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	195,928
2,139,925	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	1,965,436
3,898,818	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	3,443,483
5,979,296	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.85%	#	10/25/2036	4,398,197
5,078,981	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	1.91%	#	01/25/2047	4,610,288
3,716,997	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	3,224,379
229,971	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.46%	#I/F	06/25/2037	454,828
12,380,967	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	7,703,747
2,674,476	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	2,563,818
2,862,843	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	2,921,645
151,563	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.36%	#	08/25/2035	147,493
233,376	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.61%	#	10/25/2035	224,925
968,766	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	987,328
2,399,601	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	2,323,500
2,276,906	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	2,244,774
2,591,288	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	2,482,700
3,894,952	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	3,851,835
4,560,982	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	4,629,497
1,135,098	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	1,084,814
2,842,020	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A1	5.50%		05/25/2037	3,004,510
283,559	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	287,754
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $319,518,731)					328,814,522

US Corporate Bonds - 15.0%
4,920,000	21st Century Fox America, Inc.	4.75%	^	09/15/2044	5,398,416
3,010,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	3,168,025
4,315,000	Albemarle Corporation	4.15%		12/01/2024	4,392,748
4,175,000	Alere, Inc.	6.50%		06/15/2020	4,227,187
7,049,000	Altria Group, Inc.	2.85%		08/09/2022	6,861,067
3,755,000	Amazon.com, Inc.	3.80%		12/05/2024	3,854,834
3,850,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	4,100,250
2,645,000	American Express Credit Corporation	2.13%		03/18/2019	2,644,320
5,110,000	American Express Credit Corporation	2.25%		08/15/2019	5,116,387
2,050,000	Arrow Electronics, Inc.	3.38%		11/01/2015	2,087,648
1,905,000	Asbury Automotive Group, Inc.	6.00%	^	12/15/2024	1,943,100
3,780,000	Ashland, Inc.	4.75%		08/15/2022	3,798,900
5,825,000	Atlas Pipeline Partners LP	4.75%		11/15/2021	5,562,875
3,565,000	Audatex North America, Inc.	6.00%	^	06/15/2021	3,689,775
4,230,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	4,335,750
5,479,000	Bank of America Corporation	2.00%		01/11/2018	5,478,819
3,625,000	BB&T Corporation	2.45%		01/15/2020	3,619,606
4,089,000	Berkshire Hathaway Energy Company	6.50%		09/15/2037	5,369,372
5,080,000	Berry Plastics Corporation	5.50%		05/15/2022	5,162,550
3,430,000	Biomet, Inc.	6.50%		08/01/2020	3,678,675
2,282,000	Boeing Company	6.88%		03/15/2039	3,338,514
3,744,000	Boston Properties LP	4.13%		05/15/2021	3,996,379
3,510,000	Burlington Northern Santa Fe LLC	4.55%		09/01/2044	3,782,952
3,884,000	CCO Holdings LLC	5.25%		09/30/2022	3,888,855
1,530,000	CCOH Safari LLC	5.50%		12/01/2022	1,556,775
4,370,000	CDW LLC	6.00%		08/15/2022	4,533,875
2,055,000	Cinemark USA, Inc.	7.38%		06/15/2021	2,198,850
5,180,000	Citigroup, Inc.	1.75%		05/01/2018	5,123,942
3,645,000	Coca-Cola Company	1.80%		09/01/2016	3,708,259
3,705,000	Comcast Corporation	4.20%		08/15/2034	3,887,167
4,503,000	CommScope, Inc.	5.00%	^	06/15/2021	4,457,970
2,325,000	ConocoPhillips Company	6.50%		02/01/2039	3,099,716
4,040,000	Covidien International Finance S.A.	2.95%		06/15/2023	3,989,670
1,925,000	Dana Holding Corporation	5.50%		12/15/2024	1,953,875
3,675,000	Delphi Corporation	4.15%		03/15/2024	3,805,885
4,619,000	Devon Energy Corporation	6.30%		01/15/2019	5,276,829
3,620,000	DIRECTV Holdings LLC	3.95%		01/15/2025	3,655,997
3,775,000	Dow Chemical Company	3.00%		11/15/2022	3,694,808
3,595,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	3,838,213
4,130,000	Ecolab, Inc.	3.00%		12/08/2016	4,267,574
2,685,000	Energy Gulf Coast, Inc.	9.25%		12/15/2017	1,785,525
2,705,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	1,474,225
3,745,000	EP Energy LLC	9.38%		05/01/2020	3,801,175
3,645,000	ERP Operating LP	4.50%		07/01/2044	3,814,398
4,920,000	Ford Motor Company	7.45%		07/16/2031	6,696,996
3,765,000	Frontier Communications Corporation	8.50%		04/15/2020	4,216,800
5,090,000	Gannett Company, Inc.	4.88%	^	09/15/2021	5,064,550
5,415,000	Gates Global LLC	6.00%	^	07/15/2022	5,213,020
6,985,000	General Electric Capital Corporation	2.90%		01/09/2017	7,232,192
4,255,000	General Motors Financial Company, Inc.	3.00%		09/25/2017	4,308,315
7,640,000	Georgia-Pacific LLC	3.60%	^	03/01/2025	7,688,506
3,370,000	Glencore Funding LLC	3.13%	^	04/29/2019	3,385,333
3,180,000	Goldman Sachs Group, Inc.	5.75%		01/24/2022	3,681,839
4,540,000	Goodyear Tire & Rubber Company	7.00%		05/15/2022	4,925,900
3,400,000	Gray Television, Inc.	7.50%		10/01/2020	3,519,000
5,501,000	HCA, Inc.	4.25%		10/15/2019	5,590,391
4,800,000	HD Supply, Inc.	7.50%		07/15/2020	5,052,000
4,470,000	Hexion Finance Corporation	6.63%		04/15/2020	4,402,950
5,585,000	Icahn Enterprises LP	4.88%		03/15/2019	5,585,000
2,357,000	Illinois Tool Works, Inc.	3.38%		09/15/2021	2,491,507
7,805,000	JP Morgan Chase & Company	3.63%		05/13/2024	7,998,704
2,276,000	Kellogg Company	7.45%		04/01/2031	3,075,010
2,700,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	3,125,679
1,875,000	Kindred Escrow Corporation	8.00%	^	01/15/2020	2,001,563
4,496,000	Kroger Company	3.40%		04/15/2022	4,584,117
5,390,000	Level 3 Communications, Inc.	5.75%	^	12/01/2022	5,450,638
4,244,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	5,226,384
4,730,000	Lifepoint Hospitals, Inc.	5.50%		12/01/2021	4,860,075
4,760,000	Louisiana-Pacific Corporation	7.50%		06/01/2020	5,033,700
3,100,000	Manitowoc Company, Inc.	8.50%		11/01/2020	3,363,500
3,880,000	Mattel, Inc.	2.50%		11/01/2016	3,964,382
2,245,000	Memorial Production Partners LP	6.88%	^	08/01/2022	1,717,425
7,811,000	MetLife, Inc.	4.13%		08/13/2042	7,855,007
4,935,000	MGM Resorts International	6.63%		12/15/2021	5,206,425
3,670,000	Milacron LLC	7.75%	^	02/15/2021	3,761,750
3,550,000	Morgan Stanley	3.75%		02/25/2023	3,648,033
1,835,000	Mylan, Inc.	2.60%		06/24/2018	1,860,675
5,410,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	7,053,585
1,045,000	NCL Corporation Ltd.	5.00%		02/15/2018	1,050,225
3,810,000	NCL Corporation Ltd.	5.25%	^	11/15/2019	3,857,625
3,865,000	Oasis Petroleum, Inc.	7.25%		02/01/2019	3,729,725
1,985,000	Oracle Corporation	1.20%		10/15/2017	1,978,888
4,945,000	Oracle Corporation	2.38%		01/15/2019	5,035,385
1,934,000	Phillips 66	5.88%		05/01/2042	2,235,259
5,420,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	5,447,100
330,000	PNC Funding Corporation	4.38%		08/11/2020	360,585
3,105,000	PNC Funding Corporation	3.30%		03/08/2022	3,198,271
3,600,000	Post Holdings, Inc.	7.38%		02/15/2022	3,609,000
1,905,000	Regal Entertainment Group	5.75%		03/15/2022	1,828,800
4,115,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	4,135,575
4,840,000	Reynolds Group Issuer LLC	9.00%		04/15/2019	5,033,600
3,144,000	Sally Holdings LLC	5.75%		06/01/2022	3,309,060
4,520,000	Sanchez Energy Corporation	6.13%	^	01/15/2023	3,808,100
4,455,000	SBA Communications Corporation	5.63%		10/01/2019	4,577,513
280,000	SBA Telecommunications, Inc.	5.75%		07/15/2020	286,384
3,735,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	3,800,363
4,065,000	Select Medical Corporation	6.38%		06/01/2021	4,146,300
3,887,000	Service Corporation International	5.38%		01/15/2022	4,003,610
5,290,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	5,184,200
2,630,000	Simon Property Group LP	5.65%		02/01/2020	3,022,099
625,000	Simon Property Group LP	4.13%		12/01/2021	680,879
2,019,000	Southern Company	1.95%		09/01/2016	2,049,973
3,078,000	Southern Power Company	4.88%		07/15/2015	3,145,390
2,530,000	Southern Star Central Corporation	5.13%	^	07/15/2022	2,555,300
4,102,000	Southwest Airlines Company	5.13%		03/01/2017	4,396,679
3,915,000	Spectrum Brands, Inc.	6.75%		03/15/2020	4,100,963
1,986,000	Station Casinos LLC	7.50%		03/01/2021	2,045,580
4,025,000	Steel Dynamics, Inc.	5.13%	^	10/01/2021	4,100,469
3,635,000	Synchrony Financial	3.00%		08/15/2019	3,677,097
3,361,000	Terex Corporation	6.00%		05/15/2021	3,445,025
5,597,000	Tesoro Logistics LP	6.25%	^	10/15/2022	5,610,993
5,490,000	Thermo Fisher Scientific, Inc.	3.30%		02/15/2022	5,507,733
3,595,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	3,605,979
5,035,000	Transdigm, Inc.	6.00%		07/15/2022	5,047,588
2,610,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	1,735,650
6,965,000	Tyson Foods, Inc.	3.95%		08/15/2024	7,213,929
3,535,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	3,278,713
4,400,000	United Rentals North America, Inc.	7.63%		04/15/2022	4,859,800
3,770,000	Verizon Communications, Inc.	4.40%		11/01/2034	3,759,621
4,915,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	5,345,063
3,485,000	Walgreens Boots Alliance, Inc.	4.80%		11/18/2044	3,689,252
3,672,000	Waste Management, Inc.	6.13%		11/30/2039	4,770,130
4,565,000	WCI Communities, Inc.	6.88%		08/15/2021	4,599,238
3,671,000	WellPoint, Inc.	2.30%		07/15/2018	3,694,428
2,945,000	Wells Fargo & Company	4.60%		04/01/2021	3,281,263
3,705,000	Wells Fargo & Company	3.50%		03/08/2022	3,871,421
3,135,000	Wynn Las Vegas LLC	7.75%		08/15/2020	3,355,171
3,550,000	Xerox Corporation	2.95%		03/15/2017	3,649,805
Total US Corporate Bonds (Cost $506,282,029)					508,973,482

US Government / Agency Mortgage Backed Obligations - 17.4%
1,804,400	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	1,998,969
1,086,410	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	1,197,621
23,294,761	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	23,557,009
5,031,784	Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	5,662,037
6,751,835	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	6,914,835
1,175,821	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,269,101
127,194	Federal Home Loan Mortgage Corporation, Series 2692-SC	12.97%	#I/F	07/15/2033	149,870
5,075,148	Federal Home Loan Mortgage Corporation, Series 2722-PS	9.71%	#I/F	12/15/2033	5,723,529
258,379	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	272,640
475,261	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.34%	#I/F I/O	07/15/2035	93,079
210,716	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.57%	#I/F I/O	10/15/2035	43,003
827,221	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	913,754
94,839	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	101,564
1,094,066	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	1,205,000
288,448	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.92%	#I/F I/O	02/15/2037	33,869
2,318,721	Federal Home Loan Mortgage Corporation, Series 3382-SB	5.84%	#I/F I/O	11/15/2037	265,430
1,804,944	Federal Home Loan Mortgage Corporation, Series 3384-S	6.23%	#I/F I/O	11/15/2037	225,090
2,318,689	Federal Home Loan Mortgage Corporation, Series 3417-SX	6.02%	#I/F I/O	02/15/2038	245,073
262,972	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.49%	#I/F I/O	03/15/2038	26,198
262,972	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.49%	#I/F I/O	03/15/2038	27,949
363,861	Federal Home Loan Mortgage Corporation, Series 3524-LB	4.85%	#	06/15/2038	370,870
1,021,253	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.79%	#I/F I/O	08/15/2039	91,297
635,024	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.84%	#I/F I/O	10/15/2049	77,812
1,075,863	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.19%	#I/F I/O	12/15/2039	180,545
589,530	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.19%	#I/F I/O	03/15/2032	91,519
3,057,885	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	3,337,457
1,015,192	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.61%	#I/F I/O	05/15/2040	126,843
642,981	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	707,000
134,382	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	135,580
50,069	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.68%	#I/F	10/15/2040	51,013
2,400,527	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,581,965
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,476,794
294,243	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.58%	#I/F	12/15/2040	300,538
785,595	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.18%	#I/F	01/15/2041	814,418
16,316,682	Federal Home Loan Mortgage Corporation, Series 3792-SE	9.54%	#I/F	01/15/2041	16,898,845
2,338,602	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,456,635
111,646	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.28%	#I/F	12/15/2040	116,764
59,906	Federal Home Loan Mortgage Corporation, Series 3805-KS	9.18%	#I/F	02/15/2041	61,230
1,851,168	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	2,086,250
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,189,116
4,733,802	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	5,089,460
2,438,491	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,697,240
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,890,573
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.72%	#I/F	02/15/2041	305,845
3,903,245	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	4,305,911
3,438,556	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,608,203
2,566,890	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	2,873,329
19,305,341	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	20,758,030
5,552,704	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	5,505,401
22,099,743	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	23,331,295
8,106,068	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	7,922,636
25,847,390	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	23,719,025
15,372,610	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.74%	#I/F I/O	01/15/2054	2,536,919
16,760,232	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%		05/15/2044	15,229,780
28,003,365	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	29,043,087
19,582,069	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	20,192,775
12,035,000	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	11,876,102
20,000,000	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	20,606,250
10,000,000	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%		12/15/2044	9,867,140
1,111,706	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	1,231,042
143,629	Federal National Mortgage Association, Series 2003-117-KS	6.93%	#I/F I/O	08/25/2033	11,618
500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	540,139
5,000,000	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	5,388,622
891,427	Federal National Mortgage Association, Series 2006-101-SA	6.41%	#I/F I/O	10/25/2036	162,098
414,216	Federal National Mortgage Association, Series 2006-56-SM	6.58%	#I/F I/O	07/25/2036	72,967
338,670	Federal National Mortgage Association, Series 2007-116-BI	6.08%	#I/F I/O	05/25/2037	42,742
3,675,384	Federal National Mortgage Association, Series 2007-30-FS	29.04%	#I/F	04/25/2037	5,882,691
1,429,110	Federal National Mortgage Association, Series 2007-30-OI	6.27%	#I/F I/O	04/25/2037	270,773
292,085	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	310,643
320,897	Federal National Mortgage Association, Series 2008-62-SC	5.83%	#I/F I/O	07/25/2038	45,562
2,200,877	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	2,356,629
119,109	Federal National Mortgage Association, Series 2009-111-SE	6.08%	#I/F I/O	01/25/2040	14,220
203,398	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	219,998
305,258	Federal National Mortgage Association, Series 2009-48-WS	5.78%	#I/F I/O	07/25/2039	38,933
1,672,485	Federal National Mortgage Association, Series 2009-62-PS	5.93%	#I/F I/O	08/25/2039	204,422
3,113,286	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	3,344,589
935,338	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	990,304
322,896	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	352,510
55,491	Federal National Mortgage Association, Series 2010-109-BS	53.29%	#I/F	10/25/2040	227,234
1,469,016	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	1,545,175
626,756	Federal National Mortgage Association, Series 2010-121-SD	4.33%	#I/F I/O	10/25/2040	52,687
29,336	Federal National Mortgage Association, Series 2010-137-VS	14.53%	#I/F	12/25/2040	43,319
2,346,397	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,449,058
314,318	Federal National Mortgage Association, Series 2010-31-SA	4.83%	#I/F I/O	04/25/2040	30,162
279,576	Federal National Mortgage Association, Series 2010-34-PS	4.76%	#I/F I/O	04/25/2040	27,632
423,282	Federal National Mortgage Association, Series 2010-35-SP	6.18%	#I/F I/O	04/25/2050	57,901
213,039	Federal National Mortgage Association, Series 2010-35-SV	6.28%	#I/F I/O	04/25/2040	25,719
7,466,126	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	7,960,320
564,217	Federal National Mortgage Association, Series 2010-59-PS	6.28%	#I/F I/O	03/25/2039	75,438
603,525	Federal National Mortgage Association, Series 2010-59-SC	4.83%	#I/F I/O	01/25/2040	65,239
4,036,579	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	4,271,088
377,086	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	414,210
1,626,102	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	1,742,360
727,881	Federal National Mortgage Association, Series 2010-90-GS	5.83%	#I/F I/O	08/25/2040	81,884
57,791	Federal National Mortgage Association, Series 2010-99-SG	24.22%	#I/F	09/25/2040	94,971
6,868,558	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	7,298,055
14,684,245	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	15,123,253
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,566,204
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,014,189
3,493,971	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	3,736,245
10,350,054	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	10,758,095
342,163	Federal National Mortgage Association, Series 2011-88-SB	8.99%	#I/F	09/25/2041	345,771
28,952,793	Federal National Mortgage Association, Series 2013-6-ZB	3.00%		02/25/2043	26,346,825
19,224,599	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	19,867,576
23,198,559	Federal National Mortgage Association, Series 2014-70-VZ	3.00%		11/25/2044	20,627,544
7,765,416	Federal National Mortgage Association, Series 2014-73-CZ	3.00%		11/25/2044	6,932,365
853,825	Federal National Mortgage Association, Series 400-S4	5.28%	#I/F I/O	11/25/2039	122,061
352,763	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	390,832
299,394	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	331,634
2,331,394	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	2,582,265
1,239,952	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	1,373,335
1,803,680	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	1,998,340
334,442	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	370,767
2,120,938	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	2,383,815
2,013,832	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	2,230,450
1,691,798	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	1,824,080
138,267	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	146,905
20,745,053	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	21,021,972
68,401	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	74,123
44,408	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	48,494
2,702,988	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	2,914,465
1,423,656	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	1,545,073
174,591	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	196,503
1,070,141	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	1,168,523
75,084	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	80,604
40,000,000	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	41,081,688
1,262,228	Government National Mortgage Association, Pool 752494-SF	5.50%		09/20/2039	1,398,506
271,875	Government National Mortgage Association, Series 2003-67-SP	6.93%	#I/F I/O	08/20/2033	83,594
348,568	Government National Mortgage Association, Series 2008-82-SM	5.88%	#I/F I/O	09/20/2038	47,125
4,906,501	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	5,290,029
4,497,596	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	4,885,415
4,430,760	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,773,488
5,197,870	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	5,870,085
110,201	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	122,236
7,100,703	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	7,585,681
8,390,271	Government National Mortgage Association, Series 2011-70-WS	9.37%	#I/F	12/20/2040	9,520,344
11,746,244	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	12,787,061
34,446,533	Government National Mortgage Association, Series 2013-117-MS	5.98%	#I/F I/O	02/20/2043	5,755,699
Total US Government / Agency Mortgage Backed Obligations (Cost $568,636,995)					590,703,325

US Government Bonds and Notes - 20.6%
62,600,000	United States Treasury Bonds	2.75%		11/15/2042	62,609,766
70,700,000	United States Treasury Bonds	3.63%		02/15/2044	83,287,923
63,700,000	United States Treasury Notes	0.25%		02/28/2015	63,722,422
89,300,000	United States Treasury Notes	0.25%		03/31/2015	89,338,399
60,600,000	United States Treasury Notes	0.13%		04/30/2015	60,618,907
44,000,000	United States Treasury Notes	0.25%		05/31/2015	44,030,932
73,200,000	United States Treasury Notes	1.75%		10/31/2020	72,865,476
42,400,000	United States Treasury Notes	2.25%		03/31/2021	43,281,114
48,100,000	United States Treasury Notes	2.00%		08/31/2021	48,235,257
48,400,000	United States Treasury Notes	2.00%		02/15/2023	48,180,700
80,000,000	United States Treasury Notes	2.75%		11/15/2023	84,181,280
Total US Government Bonds and Notes (Cost $689,297,498)					700,352,176

Affiliated Mutual Funds - 4.1% (a)
9,100,388	DoubleLine Floating Rate Fund				90,821,871
5,000,000	DoubleLine Long Duration Total Return Bond Fund				50,100,000
Total Affiliated Mutual Funds (Cost $141,372,939)					140,921,871

Short Term Investments - 9.7%
109,932,758	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		109,932,758
109,932,759	Fidelity Institutional Government Portfolio	0.01%	♦		109,932,759
109,932,759	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		109,932,759
Total Short Term Investments (Cost $329,798,276)					329,798,276

Total Investments - 99.8% (Cost $3,362,998,114)					3,393,517,810
Other Assets in Excess of Liabilities - 0.2%					5,679,432
NET ASSETS - 100.0%					$3,399,197,242

#	Variable rate security. Rate disclosed as of December 31, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2014, the value of these securities amounted to $467,372,772 or 13.7% of net assets.

†	Perpetual Maturity
ʊ	Issuer is in default of interest payments
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
(a)	Institutional class shares held
♦	Seven-day yield as of December 31, 2014
~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Tax Cost of Investments	$3,370,107,295
Gross Tax Unrealized Appreciation	54,332,652
Gross Tax Unrealized Depreciation	(30,922,137)
Net Tax Unrealized Appreciation (Depreciation)	$23,410,515

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government Bonds and Notes	20.6%
US Government / Agency Mortgage Backed Obligations	17.4%
US Corporate Bonds	15.0%
Foreign Corporate Bonds	13.4%
Short Term Investments	9.7%
Non-Agency Residential Collateralized Mortgage Obligations	9.7%
Non-Agency Commercial Mortgage Backed Obligations	6.1%
Affiliated Mutual Funds	4.1%
Collateralized Loan Obligations	3.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.4%
Other Assets and Liabilities	0.2%
100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	86.0%
Mexico	2.3%
Colombia	1.8%
Peru	1.7%
Brazil	1.5%
Chile	1.0%
Guatemala	1.0%
Canada	0.4%
Israel	0.4%
India	0.4%
Jamaica	0.3%
United Kingdom	0.3%
Costa Rica	0.3%
Singapore	0.3%
Paraguay	0.3%
China	0.2%
Australia	0.2%
Supranational	0.2%
Barbados	0.2%
Luxembourg	0.2%
Indonesia	0.2%
Dominican Republic	0.1%
South Korea	0.1%
Panama	0.1%
Netherlands	0.1%
France	0.1%
Qatar	0.1%
El Salvador	0.0%	~
Other Assets and Liabilities	0.2%
	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government Bonds and Notes	20.6%
US Government / Agency Mortgage Backed Obligations	17.4%
Short Term Investments	9.7%
Non-Agency Residential Collateralized Mortgage Obligations	9.7%
Non-Agency Commercial Mortgage Backed Obligations	6.1%
Affiliated Mutual Funds	4.2%
Banking	3.8%
Collateralized Loan Obligations	3.4%
Telecommunications	3.0%
Oil & Gas	2.9%
Chemicals/Plastics	1.5%
Mining	1.5%
Building and Development	1.4%
Utilities	1.2%
Consumer Products	1.2%
Automotive	1.0%
Healthcare	0.9%
Media	0.9%
Finance	0.9%
Financial Intermediaries	0.8%
Business Equipment and Services	0.7%
Transportation	0.7%
Hotels/Motels/Inns and Casinos	0.5%
Insurance	0.5%
Leisure	0.4%
Real Estate	0.4%
Food Products	0.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.4%
Retailers (other than Food/Drug)	0.4%
Beverage and Tobacco	0.4%
Industrial	0.3%
Software	0.3%
Conglomerates	0.3%
Food/Drug Retailers	0.3%
Pulp & Paper	0.3%
Energy	0.2%
Electronics/Electric	0.2%
Machinery and Tools	0.2%
Pharmaceuticals	0.2%
Containers and Glass Products	0.1%
Construction	0.1%
Environmental Control	0.1%
Air Transport	0.1%
Cosmetics/Toiletries	0.1%
Internet & Catalog Retail	0.1%
Technology	0.0%	~
Other Assets and Liabilities	0.2%
	100.0%

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 94.9%
Barbados - 1.9%
4,200,000	Columbus International, Inc.	7.38%	^	03/30/2021	4,383,750
7,800,000	Columbus International, Inc.	7.38%		03/30/2021	8,141,250
					12,525,000
Brazil - 13.8%
10,000,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	9,350,000
1,300,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	1,327,625
2,700,000	Braskem America Finance Company	7.13%		07/22/2041	2,686,500
500,000	Braskem Finance Ltd.	6.45%		02/03/2024	502,500
4,500,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	3,959,550
1,000,000	Cosan Luxembourg S.A.	5.00%	^	03/14/2023	892,500
1,000,000	Cosan Luxembourg S.A.	5.00%		03/14/2023	892,500
8,600,000	ESAL GmbH	6.25%	^	02/05/2023	8,191,500
2,000,000	ESAL GmbH	6.25%		02/05/2023	1,905,000
5,000,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	4,712,500
2,000,000	GTL Trade Finance, Inc.	5.89%	^	04/29/2024	1,935,000
3,000,000	JBS Investments GmbH	7.25%	^	04/03/2024	2,955,000
1,000,000	JBS Investments GmbH	7.25%		04/03/2024	985,000
6,575,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	6,344,875
1,000,000	Marfrig Holdings B.V.	8.38%		05/09/2018	990,000
11,000,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	10,257,500
7,600,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	7,334,000
1,400,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,351,000
3,050,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	2,996,625
500,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	491,250
11,000,000	OAS Financial Ltd.	8.88%	#^†ʊ	04/25/2018	3,520,000
3,500,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	3,293,500
4,900,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	4,128,250
4,500,000	Petrobras Global Finance B.V.	4.88%		03/17/2020	4,221,045
2,000,000	Petrobras International Finance Company S.A.	5.38%		01/27/2021	1,863,140
1,000,000	Rio Oil Finance Trust	6.25%	^	07/06/2024	957,581
1,000,000	Rio Oil Finance Trust	6.25%		07/06/2024	957,581
1,850,000	Samarco Mineracao S.A.	5.38%		09/26/2024	1,719,575
1,800,000	Vale Overseas Ltd.	4.63%		09/15/2020	1,833,138
					92,554,235
Chile - 7.8%
11,000,000	Cencosud S.A.	4.88%	^	01/20/2023	10,849,311
8,200,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	8,122,412
2,500,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	2,564,982
13,500,000	ENTEL Chile S.A.	4.75%	^	08/01/2026	13,448,524
500,000	ENTEL Chile S.A.	4.75%		08/01/2026	498,094
4,000,000	GNL Quintero S.A.	4.63%	^	07/31/2029	4,059,068
1,500,000	SUAM Finance B.V.	4.88%		04/17/2024	1,503,750
11,000,000	VTR Finance B.V.	6.88%		01/15/2024	11,247,500
					52,293,641
Colombia - 14.5%
5,100,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	5,278,500
4,900,000	Avianca Holdings S.A.	8.38%		05/10/2020	5,071,500
1,500,000	Banco Davivienda S.A.	5.88%		07/09/2022	1,503,750
4,000,000	Banco de Bogota S.A.	5.38%	^	02/19/2023	4,020,000
2,000,000	Banco de Bogota S.A.	5.38%		02/19/2023	2,010,000
5,667,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	6,007,020
1,000,000	Bancolombia S.A.	6.13%		07/26/2020	1,055,000
2,000,000	Bancolombia S.A.	5.13%		09/11/2022	1,992,500
10,500,000	Ecopetrol S.A.	4.13%		01/16/2025	10,001,250
8,800,000	Ecopetrol S.A.	5.88%		05/28/2045	8,184,000
9,000,000	Grupo Aval Ltd.	4.75%	^	09/26/2022	8,730,000
6,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	5,820,000
2,100,000	GrupoSura Finance S.A.	5.70%		05/18/2021	2,226,000
11,500,000	Millicom International Cellular S.A.	4.75%		05/22/2020	10,896,250
317,000	Millicom International Cellular S.A.	6.63%	^	10/15/2021	331,265
7,665,000	Millicom International Cellular S.A.	6.63%		10/15/2021	8,009,925
14,600,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	11,570,500
4,000,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	3,080,000
2,000,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	1,540,000
					97,327,460
Costa Rica - 3.2%
2,800,000	Banco de Costa Rica	5.25%		08/12/2018	2,828,000
10,000,000	Banco Nacional de Costa Rica	6.25%		11/01/2023	9,993,000
5,000,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	5,219,300
3,000,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	3,131,580
					21,171,880
Dominican Republic - 2.7%
1,300,000	Aeropuertos Dominicanos	9.75%	#^	11/13/2019	1,261,000
2,700,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	2,619,000
1,600,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	1,734,400
11,463,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	12,425,892
					18,040,292
El Salvador - 0.9%
6,200,000	AES El Salvador Trust	6.75%		03/28/2023	5,865,200
					5,865,200
Guatemala - 9.9%
9,000,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	9,157,500
6,545,000	Agromercantil Senior Trust	6.25%		04/10/2019	6,659,537
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,645,375
600,000	Cementos Progreso Trust	7.13%	^	11/06/2023	650,700
10,000,000	Cementos Progreso Trust	7.13%		11/06/2023	10,845,000
6,000,000	Central American Bottling Corporation	6.75%		02/09/2022	6,375,000
8,000,000	Comcel Trust	6.88%	^	02/06/2024	8,400,000
5,500,000	Comcel Trust	6.88%		02/06/2024	5,775,000
5,900,000	Industrial Senior Trust	5.50%	^	11/01/2022	5,811,500
10,133,000	Industrial Senior Trust	5.50%		11/01/2022	9,981,005
					66,300,617
India - 2.1%
4,000,000	Reliance Industries Ltd.	5.88%	†	02/05/2018	3,905,000
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	648,280
5,400,000	Vedanta Resources PLC	8.25%		06/07/2021	5,369,625
4,400,000	Vedanta Resources PLC	7.13%	^	05/31/2023	4,070,220
					13,993,125
Indonesia - 0.9%
6,100,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	5,788,144
					5,788,144
Israel - 2.0%
6,290,000	B Communications Ltd.	7.38%	^	02/15/2021	6,683,125
4,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	3,977,284
3,000,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	3,037,500
					13,697,909
Jamaica - 2.2%
500,000	Digicel Ltd.	7.00%		02/15/2020	497,000
7,500,000	Digicel Ltd.	7.13%	^	04/01/2022	6,993,750
7,677,000	Digicel Ltd.	7.13%		04/01/2022	7,158,802
					14,649,552
Mexico - 14.3%
5,000,000	BBVA Bancomer S.A.	5.35%	#^	11/12/2029	4,962,500
1,900,000	Cemex Finance LLC	6.00%		04/01/2024	1,857,250
9,000,000	Cemex S.A.B. de C.V.	5.70%	^	01/11/2025	8,752,500
3,000,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	3,045,000
3,300,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	3,349,500
7,000,000	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	7,157,500
3,000,000	Fresnillo PLC	5.50%	^	11/13/2023	2,955,000
6,400,000	Fresnillo PLC	5.50%		11/13/2023	6,304,000
2,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,120,000
1,800,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	1,836,000
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	8,712,500
5,000,000	Grupo KUO S.A.B. de C.V.	6.25%	^	12/04/2022	4,935,000
5,700,000	Grupo KUO S.A.B. de C.V.	6.25%		12/04/2022	5,625,900
5,500,000	Metalsa S.A. de C.V.	4.90%		04/24/2023	4,950,000
4,500,000	Mexichem S.A.B. de C.V.	6.75%		09/19/2042	4,680,000
1,900,000	Mexichem S.A.B. de C.V.	5.88%	^	09/17/2044	1,814,500
8,000,000	Mexico Generadora de Energia	5.50%		12/06/2032	7,860,000
1,000,000	Petroleos Mexicanos	5.50%		01/21/2021	1,087,500
2,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	2,034,000
8,300,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	8,715,000
3,400,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	3,102,500
					95,856,150
Morocco - 0.1%
500,000	Office Cherifien des Phosphates	5.63%	^	04/25/2024	526,875
					526,875
Panama - 2.3%
2,750,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	2,825,625
4,956,103	ENA Norte Trust	4.95%		04/25/2023	5,104,786
7,000,000	Global Bank Corporation	5.13%	^	10/30/2019	7,140,000
					15,070,411
Paraguay - 2.0%
900,000	Banco Regional SAECA	8.13%	^	01/24/2019	963,450
6,940,000	Banco Regional SAECA	8.13%		01/24/2019	7,429,270
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	417,000
4,500,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	4,691,250
					13,500,970
Peru - 12.8%
3,100,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	3,448,750
3,600,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	4,005,000
3,900,000	Ajecorp B.V.	6.50%		05/14/2022	3,305,250
2,000,000	Banco de Credito del Peru	6.13%	#	04/24/2027	2,120,000
4,000,000	Banco International del Peru S.A.A.	6.63%	#^	03/19/2029	4,265,000
4,265,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	4,547,556
3,508,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	3,976,108
3,000,000	Camposol S.A.	9.88%	^	02/02/2017	3,103,500
2,818,000	Camposol S.A.	9.88%		02/02/2017	2,915,221
2,000,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	1,995,000
5,600,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	4,956,000
4,000,000	Corporacion Financiera de Desarrollo S.A.	5.25%	#^	07/15/2029	4,070,800
1,700,000	Corporacion Pesquera Inca S.A.C.	9.00%	^	02/10/2017	1,700,000
4,205,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	4,205,000
1,500,000	InRetail Shopping Malls	6.50%	^	07/09/2021	1,567,500
3,500,000	InRetail Shopping Malls	6.50%		07/09/2021	3,657,500
2,000,000	Maestro Peru S.A.	6.75%		09/26/2019	2,160,000
5,400,000	Minsur S.A.	6.25%	^	02/07/2024	5,845,500
4,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	3,300,500
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,197,650
5,000,000	Scotiabank Peru S.A.	4.50%	#	12/13/2027	4,880,000
2,000,000	Southern Copper Corporation	7.50%		07/27/2035	2,269,984
4,800,000	Southern Copper Corporation	6.75%		04/16/2040	5,083,200
7,000,000	Southern Copper Corporation	5.25%		11/08/2042	6,288,422
					85,863,441
Qatar - 1.3%
3,341,000	Nakilat, Inc.	6.07%		12/31/2033	3,766,977
4,621,577	Nakilat, Inc.	6.27%		12/31/2033	5,210,829
					8,977,806
Singapore - 0.2%
500,000	Oversea-Chinese Banking Corporation	4.00%	#^	10/15/2024	512,478
500,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	510,475
					1,022,953
Total Foreign Corporate Bonds (Cost $651,827,968)					635,025,661

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.1%
Costa Rica - 0.1%
500,000	Costa Rica Government International Bond	7.00%	^	04/04/2044	491,250
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $500,000)					491,250

Short Term Investments - 2.5%
5,546,373	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		5,546,373
5,546,373	Fidelity Institutional Government Portfolio	0.01%	♦		5,546,373
5,546,373	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		5,546,373
Total Short Term Investments (Cost $16,639,119)					16,639,119

Total Investments - 97.5% (Cost $668,967,087)					652,156,030
Other Assets in Excess of Liabilities - 2.5%					16,986,790
NET ASSETS - 100.0%					$669,142,820

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2014, the value of these securities amounted to $261,184,468 or 39.0% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2014.
†	Perpetual Maturity
ʊ	Issuer is in default of interest payments
♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Tax Cost of Investments	$669,741,595
Gross Tax Unrealized Appreciation	6,706,092
Gross Tax Unrealized Depreciation	(24,291,657)
Net Tax Unrealized Appreciation (Depreciation)	$(17,585,565)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

COUNTRY BREAKDOWN as a % of Net Assets:

Colombia	14.5%
Mexico	14.3%
Brazil	13.8%
Peru	12.8%
Guatemala	9.9%
Chile	7.8%
Costa Rica	3.3%
Dominican Republic	2.7%
United States	2.5%
Panama	2.3%
Jamaica	2.2%
India	2.1%
Israel	2.0%
Paraguay	2.0%
Barbados	1.9%
Qatar	1.3%
El Salvador	0.9%
Indonesia	0.9%
Singapore	0.2%
Morocco	0.1%
Other Assets and Liabilities	2.5%
100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	17.7%
Telecommunications	14.6%
Consumer Products	9.0%
Oil & Gas	8.9%
Mining	7.8%
Utilities	7.0%
Building and Development	5.5%
Finance	5.4%
Transportation	5.4%
Chemicals/Plastics	3.6%
Short Term Investments	2.5%
Construction	1.6%
Food/Drug Retailers	1.6%
Conglomerates	1.5%
Beverage and Tobacco	1.4%
Media	1.3%
Real Estate	1.0%
Automotive	0.7%
Retailers (other than Food/Drug)	0.6%
Technology	0.3%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.1%
Other Assets and Liabilities	2.5%
100.0%

DoubleLine Multi-Asset Growth Fund (Consolidated)
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 5.5%
1,000,000	Brookside Mill Ltd., Series 2013-1A-E	4.63%	#^	04/17/2025	868,412
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	15.77%	#^@	04/17/2025	943,530
1,000,000	Cent Ltd., Series 2013-18A-D	3.68%	#^	07/23/2025	938,211
1,000,000	Cent Ltd., Series 2013-18A-E	4.83%	#^	07/23/2025	874,782
1,000,000	Cent Ltd., Series 2013-18A-SUB	14.88%	#^@	07/23/2025	880,813
500,000	Cent Ltd., Series 2014-22A-C	3.98%	#^	11/07/2026	473,883
500,000	Madison Park Funding Ltd., Series 2014-13A-D	3.58%	#^	01/19/2025	467,887
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	3.88%	#^	11/14/2026	474,683
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.83%	#^	11/14/2026	492,678
500,000	OZLM Funding Ltd., Series 2013-5A-A1	1.73%	#^	01/17/2026	496,976
Total Collateralized Loan Obligations (Cost $7,177,215)					6,911,855

Municipal Bonds - 1.8%
2,500,000	Commonwealth of Puerto Rico	8.00%		07/01/2035	2,184,375
Total Municipal Bonds (Cost $2,257,907)					2,184,375

Non-Agency Residential Collateralized Mortgage Obligations - 9.0%
327,555	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.52%	#	03/25/2036	247,274
579,172	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	397,132
57,756	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	49,747
2,655,850	BCAP LLC Trust, Series 2009-RR4-1A2	3.48%	#^	06/26/2037	1,350,677
16,441	BCAP LLC Trust, Series 2010-RR6-1A20	5.53%	#^	08/26/2022	16,432
320,599	ChaseFlex Trust, Series 2007-M1-2F4	6.35%	#	08/25/2037	258,910
86,477	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	86,729
357,888	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	352,691
379,099	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	316,161
139,778	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	124,292
850,679	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	365,175
30,151	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.12%	#I/F	08/25/2037	47,806
21,349	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.72%	#I/F	09/25/2037	33,120
360,397	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	342,272
19,150	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	17,883
229,650	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	225,241
51,706	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	49,698
432,247	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.39%	#^	04/26/2037	396,484
217,381	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.90%	#^I/F	04/15/2036	257,004
345,758	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.90%	#^I/F	04/15/2036	409,785
79,027	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	60,964
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	221,205
201,253	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.95%	#I/F	02/25/2036	208,236
47,348	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	43,172
712,900	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	626,667
188,822	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	4.61%	#	10/25/2036	153,381
297,000	Lavender Trust, Series 2010-R12A-A3	6.00%	^	06/26/2037	304,307
110,555	Lehman Mortgage Trust, Series 2006-4-1A3	5.23%	#I/F I/O	08/25/2036	15,027
6,909	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	5,879
67,124	Lehman Mortgage Trust, Series 2007-5-11A1	5.59%	#	06/25/2037	51,144
303,589	Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	285,719
284,348	Long Beach Mortgage Loan Trust, Series 2005-WL2-M1	0.64%	#	08/25/2035	282,630
426,364	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	380,433
381,959	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	310,913
323,076	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	282,270
5,884	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	4,740
327,675	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	278,397
66,983	Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.57%	#	06/25/2036	44,279
200,948	Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.43%	#I/F I/O	06/25/2036	33,982
124,647	Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.62%	#	08/25/2036	78,381
373,942	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.38%	#I/F I/O	08/25/2036	64,122
392,968	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	1.04%	#	02/25/2034	377,205
334	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	360
34,522	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	33,093
747,182	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	589,249
561,291	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	406,752
545,924	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	486,401
351,723	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.85%	#	10/25/2036	258,717
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,534,151)					11,232,138

US Corporate Bonds - 1.5%
781,000	Interline Brands, Inc.	10.00%	µ	11/15/2018	820,050
1,000,000	Reynolds Group Issuer LLC	9.00%		04/15/2019	1,040,000
Total US Corporate Bonds (Cost $1,858,866)					1,860,050

US Government / Agency Mortgage Backed Obligations - 4.5%
100,698	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.27%	#I/F I/O	01/15/2037	16,323
110,079	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.60%	#I/F	05/15/2037	135,514
211,204	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.89%	#I/F I/O	08/15/2037	26,083
169,213	Federal Home Loan Mortgage Corporation, Series 3384-S	6.23%	#I/F I/O	11/15/2037	21,102
350,200	Federal Home Loan Mortgage Corporation, Series 3384-SG	6.15%	#I/F I/O	08/15/2036	50,563
215,692	Federal Home Loan Mortgage Corporation, Series 3417-SX	6.02%	#I/F I/O	02/15/2038	22,797
328,715	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.49%	#I/F I/O	03/15/2038	32,748
3,315,253	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/F I/O	03/15/2038	29,845
369,400	Federal Home Loan Mortgage Corporation, Series 3500-SA	5.36%	#I/F I/O	01/15/2039	42,582
462,681	Federal Home Loan Mortgage Corporation, Series 3523-SM	5.84%	#I/F I/O	04/15/2039	71,225
102,125	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.79%	#I/F I/O	08/15/2039	9,130
516,534	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.29%	#I/F I/O	09/15/2040	49,122
402,212	Federal Home Loan Mortgage Corporation, Series 3758-S	5.87%	#I/F I/O	11/15/2040	42,933
75,305	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	80,996
27,715	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.58%	#I/F	12/15/2040	28,308
468,569	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.69%	#I/F I/O	02/15/2041	52,885
195,875	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.81%	#I/F I/O	07/15/2041	24,194
386,921	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	441,315
185,714	Federal National Mortgage Association, Series 2006-101-SA	6.41%	#I/F I/O	10/25/2036	33,770
93,871	Federal National Mortgage Association, Series 2006-123-LI	6.15%	#I/F I/O	01/25/2037	16,884
653,963	Federal National Mortgage Association, Series 2007-39-AI	5.95%	#I/F I/O	05/25/2037	112,647
333,452	Federal National Mortgage Association, Series 2007-57-SX	6.45%	#I/F I/O	10/25/2036	51,782
22,457	Federal National Mortgage Association, Series 2009-49-S	6.58%	#I/F I/O	07/25/2039	3,458
555,161	Federal National Mortgage Association, Series 2009-86-CI	5.63%	#I/F I/O	09/25/2036	63,628
279,121	Federal National Mortgage Association, Series 2009-90-IA	5.58%	#I/F I/O	03/25/2037	35,182
260,024	Federal National Mortgage Association, Series 2009-90-IB	5.55%	#I/F I/O	04/25/2037	31,276
562,519	Federal National Mortgage Association, Series 2010-39-SL	5.50%	#I/F I/O	05/25/2040	61,450
385,929	Federal National Mortgage Association, Series 2011-5-PS	6.23%	#I/F I/O	11/25/2040	47,857
333,706	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	359,174
1,048,584	Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	951,105
931,240	Federal National Mortgage Association, Series 2013-55-KS	5.75%	#I/F	06/25/2043	829,624
979,255	Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	889,280
54,542	Government National Mortgage Association, Series 2009-6-SM	5.78%	#I/F I/O	02/20/2038	7,073
4,313	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	3,818
591,725	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	632,140
250,000	Government National Mortgage Association, Series 2011-7-LS	9.55%	#I/F	12/20/2040	276,871
Total US Government / Agency Mortgage Backed Obligations (Cost $5,418,356)					5,584,684

Real Estate Investment Trust - 1.9%
743,735	Chimera Investment Corporation				2,365,077
Total Real Estate Investment Trusts (Cost $2,316,766)					2,365,077

Affiliated Mutual Funds - 36.8% (a)
654,370	DoubleLine Core Fixed Income Fund				7,184,982
665,276	DoubleLine Emerging Markets Fixed Income Fund				6,858,994
186,012	DoubleLine Equities Growth Fund				2,453,497
315,911	DoubleLine Floating Rate Fund				3,152,792
2,388,645	DoubleLine Total Return Bond Fund				26,203,434
Total Affiliated Mutual Funds (Cost $46,930,569)					45,853,699

Exchange Traded Funds and Common Stocks - 16.4%
36,100	iShares MSCI Australia Index Fund				800,337
61,750	iShares MSCI Canada Index Fund				1,782,105
33,250	iShares MSCI Hong Kong Index Fund				682,955
23,750	iShares MSCI Singapore Index Fund				310,650
237,500	iShares MSCI United Kingdom Index Fund				4,282,125
577	Juno Therapeutics, Inc.*				30,131
81,700	SPDR EURO STOXX 50 ETF				3,011,462
117,800	WisdomTree Europe Hedged Equity Fund				6,552,036
135,000	WisdomTree India Earnings Fund				2,976,750
Total Exchange Traded Funds and Common Stocks (Cost $21,586,382)					20,428,551

Purchased Options - 0.6%
2,500	SPDR S&P 500 ETF Trust Call, Expiration January 2015, Strike Price $212.00				55,000
20,000,000	U.S. Dollar / Chinese Renminbi Call, Expiration March 2016, Strike Price $6.23				586,924
20,000,000	U.S. Dollar / Chinese Renminbi Put, Expiration March 2016, Strike Price $6.23				65,453
Total Purchased Options (Cost $989,160)					707,377

Short Term Investments - 21.1%
5,669,295	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		5,669,295
5,669,295	Fidelity Institutional Government Portfolio	0.01%	♦		5,669,295
6,401,295	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		6,401,295
5,000,000	United States Treasury Bills	0.00%		2/26/2015	4,999,904
3,500,000	United States Treasury Bills	0.00%		4/16/2015	3,499,797
Total Short Term Investments (Cost $26,239,275)					26,239,586

Total Investments - 99.1% (Cost $125,308,647)					123,367,392
Other Assets in Excess of Liabilities - 0.9%					1,088,482
NET ASSETS - 100.0%					$124,455,874

#	Variable rate security. Rate disclosed as of December 31, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2014, the value of these securities amounted to $10,379,668 or 8.3% of net assets.

@
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.  The interest rate disclosed reflects the estimated rate in effect as of December 31, 2014.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
I/O	Interest only security
µ	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares
P/O	Principal only security
(a)	Institutional class shares held
*	Non-Income Producing
♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Tax Cost of Investments	$126,040,113
Gross Tax Unrealized Appreciation	4,961,005
Gross Tax Unrealized Depreciation	(7,633,726)
Net Tax Unrealized Appreciation (Depreciation)	$(2,672,721)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Affiliated Mutual Funds	36.8%
Short Term Investments	21.1%
Exchange Traded Funds and Common Stocks	16.4%
Non-Agency Residential Collateralized Mortgage Obligations	9.0%
Collateralized Loan Obligations	5.5%
US Government / Agency Mortgage Backed Obligations	4.5%
Real Estate Investment Trusts	1.9%
Municipal Bonds	1.8%
US Corporate Bonds	1.5%
Purchased Options	0.6%
Other Assets and Liabilities	0.9%
100.0%

Futures Contracts - Long
Contracts	Security Description		Expiration Date	Unrealized Appreciation (Depreciation)
57	Hard Red Winter Wheat Future		3/2015	$(93,916)
65	Wheat Future		3/2015	(47,230)
250	E-mini S&P 500 Future		3/2015	865,650
54	Nikkei-225 Stock Average Future		3/2015	(92,000)
50	Ultra Long Term U.S. Treasury Bond Future		3/2015	320,212
				$952,716

Total Return Swaps - Long
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI Cocoa Official Close Index	Morgan Stanley	490,000	01/01/2015	$(8,927)
S&P GSCI Gold Official Close Index	Morgan Stanley	490,000	01/01/2015	4,426
S&P GSCI Silver Official Close Index	Morgan Stanley	490,000	01/01/2015	(3,462)
S&P GSCI Copper Official Close Index	Morgan Stanley	490,000	01/01/2015	116
S&P GSCI Heating Oil Official Close Index	Morgan Stanley	490,000	01/01/2015	(14,345)
S&P GSCI Natural Gas Official Close Index	Morgan Stanley	490,000	01/01/2015	(29,189)
MSCI Daily Total Return Index	Goldman Sachs	19,380,741	01/10/2015	10,152
Markit iBoxx USD High Yield Index	Morgan Stanley	10,000,000	03/20/2015	(189,160)
GSTHSBAL Index	Goldman Sachs	5,403,592	01/16/2015	218,665
				$(11,724)

Total Return Swaps - Short
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI Core Official Close Index	Morgan Stanley	490,000	01/01/2015	$12,919
S&P GSCI Coffee Official Close Index	Morgan Stanley	490,000	01/01/2015	10,223
S&P GSCI Sugar Official Close Index	Morgan Stanley	490,000	01/01/2015	7,968
S&P GSCI Crude Oil Official Close Index	Morgan Stanley	490,000	01/01/2015	22,552
S&P GSCI Brent Crude Official Close Index	Morgan Stanley	490,000	01/01/2015	22,488
S&P GSCI Unleaded Gasoline Official Close Index	Morgan Stanley	490,000	01/01/2015	18,143
GSTHWBAL Index	Goldman Sachs	5,499,065	01/16/2015	(61,822)
				$32,471

The GSTHSBAL strong balance sheet index is based on a Goldman Sachs Index which uses the Altman Z-score, a weighted-sum of five key financial ratios, to determine relative balance sheet strength.  The five key financial ratios include: 1) working capital/total assets; 2) retained earnings/total assets; 3) earnings before interest and tax/total assets; 4) market value of equity/total liabilities; and 5) sales/total assets.  The index is comprised of S&P 500 stocks with high Altman Z-scores.

The GSTHWBAL weak balance sheet index is based on a Goldman Sachs Index which uses the Altman Z-score, a weighted-sum of five key financial ratios, to determine relative balance sheet strength.  The five key financial ratios include: 1) working capital/total assets; 2) retained earnings/total assets; 3) earnings before interest and tax/total assets; 4) market value of equity/total liabilities; and 5) sales/total assets.  The index is comprised of S&P 500 stocks with low Altman Z-scores.

Forward Currency Exchange Contracts
Settlement Date	Currency to be Delivered		U.S. Value	Currency to be Received		U.S. Value	Counterparty	Unrealized Appreciation (Depreciation)
03/09/2015	11,667,665	Euros	$14,127,299	15,352,492	U.S. Dollars	$14,352,492	Morgan Stanley	$225,193
03/18/2015	1,088,578,175	Japanese Yen	9,094,545	9,290,931	U.S. Dollars	9,290,931	Morgan Stanley	196,386
01/30/2015	10,762,500,000	South Korean Won	9,775,648	10,000,000	U.S. Dollars	10,000,000	State Street Bank	224,352
			$32,997,492			$33,643,423		$645,931

DoubleLine Low Duration Bond Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.4%
15,412,456	Access Group, Inc., Series 2007-A-B	0.78%	#	02/25/2037	13,583,476
5,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^∞	10/15/2019	4,997,500
9,984,476	SoFi Professional Loan Program, Series 2013-A-A	3.75%	^	12/25/2029	10,284,011
2,890,006	SoFi Professional Loan Program, Series 2014-A-A2	3.02%	^	10/25/2027	2,919,195
Total Asset Backed Obligations (Cost $32,009,523)					31,784,182

Bank Loans - 9.4%
8,085,000	Activision Blizzard, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	10/13/2020	8,084,960
6,000,000	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/16/2021	5,988,000
8,050,656	Calpine Construction, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.00%	#	05/04/2020	7,752,098
8,000,000	CBS Outdoor Americas Capital LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	02/01/2021	7,834,280
7,919,205	Cedar Fair LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	03/06/2020	7,925,144
7,910,100	CIH International S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	1.99%	#	06/05/2020	7,893,608
7,960,000	DaVita HealthCare Partners, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/24/2021	7,896,678
7,911,749	Delta Air Lines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.25%	#	10/18/2018	7,777,527
8,000,000	Goodyear Tire & Rubber Company, Guaranteed Secured 2nd Lien Term Loan	4.75%	#	04/30/2019	8,005,000
6,857,930	H.J. Heinz Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	06/05/2020	6,828,544
7,914,924	HCA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	3.01%	#	05/01/2018	7,862,369
7,504,873	Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	10/26/2020	7,431,363
7,939,189	Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.71%	#	04/19/2017	7,810,177
8,000,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	06/28/2019	7,902,000
7,929,950	Jazz Pharmaceuticals, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	06/12/2018	7,847,359
7,930,112	KAR Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	03/11/2021	7,811,160
4,940,038	Las Vegas Sands LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	12/18/2020	4,919,463
8,000,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	01/31/2022	8,020,000
3,903,493	MEG Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	03/31/2020	3,739,215
7,731,250	Nielsen Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.16%	#	04/15/2021	7,708,675
7,904,472	NRG Energy, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.75%	#	07/02/2018	7,767,171
7,957,549	Pinnacle Foods Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche G	3.00%	#	04/29/2020	7,741,223
7,902,418	Regal Cinemas Corporation, Guaranteed Senior Secured 1st Lien Term Loan	2.67%	#	08/23/2017	7,734,492
4,000,000	RPI Finance Trust, Senior Secured 1st Lien Term Loan, Tranche B4	3.50%	#	11/09/2020	3,999,160
7,980,000	SBA Senior Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	03/24/2021	7,838,674
7,980,000	Sensata Technologies B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	10/14/2021	7,993,965
5,927,861	Terex Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	08/13/2021	5,858,683
7,960,000	Vantiv LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	06/13/2021	7,892,857
8,000,000	Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/08/2020	7,869,880
2,105,263	WR Grace & Company, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan	1.00%	#&	02/03/2021	2,094,747
5,850,526	WR Grace & Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	02/03/2021	5,821,303
Total Bank Loans (Cost $221,908,873)					219,649,775

Collateralized Loan Obligations - 19.3%
5,250,000	AB Ltd., Series 2007-1A-B	0.98%	#^	04/15/2021	5,195,696
1,521,213	ACAS Ltd., Series 2007-1X-A1S	0.44%	#	04/20/2021	1,511,353
4,500,000	ACAS Ltd., Series 2014-1A-A	1.74%	#^	07/18/2026	4,470,518
950,000	Anchorage Capital Ltd., Series 2014-4A-A1A	1.73%	#^	07/28/2026	941,162
2,733,489	Apidos Ltd., Series 2006-3A-A1	0.50%	#^	06/12/2020	2,728,860
5,000,000	Apidos Ltd., Series 2013-16A-A1	1.68%	#^	01/19/2025	4,980,036
1,125,000	Apidos Ltd., Series 2014-17A-X	1.23%	#^	04/17/2026	1,124,851
3,240,956	ARES Ltd., Series 2007-12A-A	0.86%	#^	11/25/2020	3,227,808
4,411,331	ARES Ltd., Series 2007-3RA-A2	0.45%	#^	04/16/2021	4,359,257
754,705	Atrium Corporation, Series 5A-A2A	0.45%	#^	07/20/2020	753,228
1,950,000	Avenue Ltd., Series 2005-2A-B1L	2.03%	#^	10/30/2017	1,948,209
258,375	Avenue Ltd., Series 2007-6A-A1	0.45%	#^	07/17/2019	257,242
3,000,000	Avery Point Ltd., Series 2014-1A-A	1.75%	#^	04/25/2026	2,986,777
1,000,000	Avery Point Ltd., Series 2014-1A-B1	2.33%	#^	04/25/2026	977,912
6,872,171	Babson Ltd., Series 2005-3A-A	0.48%	#^	11/10/2019	6,849,436
9,964,058	Babson Ltd., Series 2007-1X-A2A	0.45%	#	01/18/2021	9,919,592
3,500,000	Babson Ltd., Series 2014-3A-X	1.23%	#^	01/15/2026	3,498,811
1,000,000	Birchwood Park Ltd., Series 2014-1A-C2	3.38%	#^	07/15/2026	986,103
12,146,718	Black Diamond Ltd., Series 2005-1A-A1	0.52%	#^	06/20/2017	12,123,559
7,460,385	BlackRock Senior Income, Series 2006-4A-A	0.47%	#^	04/20/2019	7,394,708
5,271,245	BlackRock Senior Income, Series 2007-5A-A3	0.46%	#^	08/13/2019	5,208,594
3,748,216	BlueMountain Ltd., Series 2005-1A-A2	0.60%	#^	11/15/2017	3,761,403
2,870,316	BMI Trust, Series 2013-1AR-A1R	1.17%	#^	08/01/2021	2,855,891
901,656	Bridgeport Ltd., Series 2006-1A-A1	0.48%	#^	07/21/2020	897,075
2,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-D	3.98%	#^	04/18/2025	2,171,873
530,000	Carlyle Global Market Strategies Ltd., Series 2013-4A-A1	1.70%	#^	10/15/2025	527,376
1,785,377	Carlyle High Yield Partners Ltd., Series 2005-7X-C	0.96%	#	09/30/2019	1,785,205
1,932,574	Carlyle High Yield Partners Ltd., Series 2006-8A-A1	0.48%	#^	05/21/2021	1,908,894
13,297,335	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.47%	#^	05/21/2021	13,218,896
9,901,110	Carlyle High Yield Partners Ltd., Series 2006-9A-A1	0.48%	#^	08/01/2021	9,776,745
5,000,000	Catamaran Ltd., Series 2012-1A-A	1.66%	#^	12/20/2023	5,001,238
5,000,000	Catamaran Ltd., Series 2014-1A-A1	1.78%	#^	04/20/2026	4,978,552
1,250,000	Catamaran Ltd., Series 2014-1A-A2	2.03%	#^	04/20/2026	1,200,252
1,250,000	Catamaran Ltd., Series 2014-1A-B	2.88%	#^	04/20/2026	1,180,314
2,789,522	Cent Ltd., Series 2005-10A-A1	0.49%	#^	12/15/2017	2,772,845
1,937,612	Cent Ltd., Series 2006-11A-A1	0.49%	#^	04/25/2019	1,916,527
988,302	Cent Ltd., Series 2007-14A-A1	0.47%	#^	04/15/2021	967,743
987,002	Cent Ltd., Series 2007-14A-A2A	0.46%	#^	04/15/2021	971,814
500,000	Cent Ltd., Series 2013-18A-A	1.35%	#^	07/23/2025	490,101
3,250,000	ColumbusNova Ltd., Series 2006-1A-D	1.78%	#^	07/18/2018	3,184,857
6,009,514	ColumbusNova Ltd., Series 2007-1A-A1	0.48%	#^	05/16/2019	5,985,615
5,000,000	Covenant Credit Partners Ltd., Series 2014-1A-A	1.71%	#^	07/20/2026	4,960,682
500,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.23%	#^	01/15/2025	488,489
4,440,838	Eaton Vance Ltd., Series 2006-8A-A	0.48%	#^	08/15/2022	4,402,457
1,327,698	Eaton Vance Ltd., Series 2007-9A-A2	0.46%	#^	04/20/2019	1,324,905
1,000,000	Flatiron Ltd., Series 2013-1A-A1	1.63%	#^	01/17/2026	990,568
2,112,545	Four Corners Ltd., Series 2006-3A-A	0.48%	#^	07/22/2020	2,102,348
1,036,555	Franklin Ltd., Series 2006-5A-A2	0.50%	#^	06/15/2018	1,031,307
4,376,837	Galaxy Ltd., Series 2006-7A-B	0.62%	#^	10/13/2018	4,377,631
5,000,000	Galaxy Ltd., Series 2012-12X-A	1.63%	#	05/19/2023	4,986,223
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.43%	#^	04/17/2022	1,993,317
5,000,000	GoldenTree Loan Opportunities Ltd., Series 2014-8A-A	1.68%	#^	04/19/2026	4,983,447
27,925	Gulf Stream-Sextant Ltd., Series 2006-1A-A2	0.48%	#^	08/21/2020	27,970
9,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	2.73%	#	08/15/2023	8,968,910
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1	1.79%	#^	04/18/2026	997,075
1,400,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-X	1.28%	#^	04/18/2026	1,400,349
2,250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.73%	#^	04/28/2025	2,073,580
3,000,000	ICG Ltd., Series 2014-2A-X	1.29%	#^	10/15/2026	3,002,526
2,500,000	ING Ltd., Series 2006-3A-A2B	0.57%	#^	12/13/2020	2,473,541
5,000,000	ING Ltd., Series 2012-1RA-A1R	1.44%	#^	03/14/2022	5,000,518
1,000,000	ING Ltd., Series 2012-1RA-A2R	2.09%	#^	03/14/2022	1,000,022
700,000	ING Ltd., Series 2012-4A-A1	1.62%	#^	10/15/2023	699,320
3,000,000	ING Ltd., Series 2012-4A-A2	2.48%	#^	10/15/2023	2,977,967
4,000,000	Jamestown Ltd., Series 2014-4A-A1A	1.73%	#^	07/15/2026	3,981,630
2,223,693	KKR Financial Corporation, Series 2006-1A-A1	0.51%	#^	08/25/2018	2,223,472
3,000,345	KKR Financial Corporation, Series 2007-1A-A	0.58%	#^	05/15/2021	2,983,542
5,000,000	KKR Financial Corporation, Series 2013-1A-A1	1.38%	#^	07/15/2025	4,893,656
2,500,000	Landmark Ltd., Series 2005-6X-E	4.98%	#	01/14/2018	2,506,204
3,023	Landmark Ltd., Series 2006-7A-A1L	0.51%	#^	07/15/2018	3,022
750,000	Landmark Ltd., Series 2006-7A-A2L	0.68%	#^	07/15/2018	751,969
6,160,081	Landmark Ltd., Series 2006-8A-A1	0.47%	#^	10/19/2020	6,136,188
5,000,000	LCM LP, Series 10AR-AR	1.49%	#^	04/15/2022	4,987,687
500,000	LCM LP, Series 10AR-BR	2.13%	#^	04/15/2022	499,139
500,000	LCM LP, Series 10AR-CR	3.08%	#^	04/15/2022	496,968
1,000,000	LCM LP, Series 11A-B	2.38%	#^	04/19/2022	985,273
3,500,000	LCM LP, Series 12A-A	1.70%	#^	10/19/2022	3,501,367
1,750,000	LCM LP, Series 15A-A	1.73%	#^	08/25/2024	1,742,717
1,000,000	LCM LP, Series 15A-C	3.33%	#^	08/25/2024	984,054
5,000,000	LCM LP, Series 16A-A	1.76%	#^	07/15/2026	4,983,975
8,018,083	LCM LP, Series 5A-A1	0.48%	#^	03/21/2019	8,009,064
3,000,000	LCM LP, Series 5A-C	0.92%	#^	03/21/2019	2,907,607
1,912,500	Madison Park Funding Ltd., Series 2014-13A-X	1.23%	#^	01/19/2025	1,912,884
1,750,000	Magnetite Ltd., Series 2014-9A-A1	1.70%	#^	07/25/2026	1,739,548
5,320,000	Mayport Ltd., Series 2006-1A-A2L	0.59%	#^	02/22/2020	5,304,631
930,356	Mountain Capital Ltd., Series 2007-6A-A	0.47%	#^	04/25/2019	923,699
5,000,000	Mountain Hawk Ltd., Series 2014-A3-A	1.73%	#^	04/18/2025	4,961,434
16,670,858	Mountain View Ltd., Series 2006-2A-A1	0.48%	#^	01/12/2021	16,537,838
3,075,459	Nautique Funding Ltd., Series 2006-1A-A1A	0.48%	#^	04/15/2020	3,047,706
9,750,000	NewMark Capital Funding Ltd., Series 2013-1A-A2	1.35%	#^	06/02/2025	9,573,312
10,000,000	NewMark Capital Funding Ltd., Series 2013-A1-A1	1.17%	#^	06/02/2025	9,696,861
2,000,000	Northwoods Capital Corporation, Series 2013-10-A1	1.63%	#^	11/04/2025	1,974,027
8,685,495	Nylim Flatiron Ltd., Series 2006-1A-A1	0.47%	#^	08/08/2020	8,657,067
1,000,000	Oak Hill Credit Partners, Series 2012-7A-A	1.65%	#^	11/20/2023	998,819
146,985	Ocean Trails, Series 2006-1X-A1	0.48%	#	10/12/2020	146,577
9,750,000	Ocean Trails, Series 2013-4A-A	1.53%	#^	08/13/2025	9,690,172
5,500,000	OZLM Ltd., Series 2014-6A-A1	1.78%	#^	04/17/2026	5,488,591
5,056,299	Pacifica Corporation, Series 2006-6A-A1A	0.47%	#^	08/15/2021	5,010,903
3,597,675	Prospect Park Ltd., Series 2006-1	0.48%	#^	07/15/2020	3,566,589
3,372,457	Race Point Ltd., Series 2006-3-A	0.49%	#^	04/15/2020	3,366,592
1,534,548	Race Point Ltd., Series 2007-4A-A1A	0.43%	#^	08/01/2021	1,529,421
3,000,000	Regatta Funding Ltd., Series 2014-1A-A1A	1.79%	#^	10/25/2026	2,989,938
3,126,503	Sands Point Funding Ltd., Series 2006-1A-A1	0.49%	#^	07/18/2020	3,125,539
6,274,809	Silverado Ltd., Series 2006-II	0.47%	#^	10/16/2020	6,190,288
3,800,000	Slater Mill Loan Fund, Series 2012-1A-B	2.88%	#^	08/17/2022	3,805,546
3,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	1.73%	#^	10/30/2026	2,976,789
2,000,000	Steele Creek Ltd., Series 2014-1A-A1	1.83%	#^	08/21/2026	1,995,106
2,000,000	Symphony Ltd., Series 2014-15A-X	1.20%	#^	10/17/2026	2,000,318
356,565	Trimaran Ltd., Series 2006-2A-A1L	0.48%	#^	11/01/2018	356,686
500,000	Venture Ltd., Series 2005-1A-A2	0.68%	#^	11/22/2018	497,702
9,250,000	Venture Ltd., Series 2014-16A-A1L	1.73%	#^	04/15/2026	9,210,935
2,250,000	Venture Ltd., Series 2014-17A-A	1.71%	#^	07/15/2026	2,237,645
1,000,000	Venture Ltd., Series 2014-17A-B2	2.33%	#^	07/15/2026	977,662
734,744	Vitesse Ltd., Series 2006-1A-A1L	0.48%	#^	08/17/2020	733,524
13,372,514	Wasatch Ltd., Series 2006-1A-A1B	0.47%	#^	11/14/2022	12,929,267
5,000,000	Washington Mill Ltd., Series 2014-1A-A1	1.73%	#^	04/20/2026	4,959,881
1,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.28%	#^	04/20/2026	962,844
1,000,000	Washington Mill Ltd., Series 2014-1A-C	3.23%	#^	04/20/2026	965,673
3,000,000	Washington Mill Ltd., Series 2014-1A-X	1.23%	#^	04/20/2026	3,000,163
7,964,375	Westwood Ltd., Series 2006-1X-A1	0.49%	#	03/25/2021	7,884,615
4,785,330	Westwood Ltd., Series 2007-2A-A1	0.45%	#^	04/25/2022	4,743,658
2,500,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.48%	#^	02/03/2025	2,449,179
5,000,000	WhiteHorse Ltd., Series 2013-1A-A1L	1.63%	#^	11/24/2025	4,951,669
3,250,000	WhiteHorse Ltd., Series 2014-1A-A	1.73%	#^	05/01/2026	3,228,736
10,000,000	Wind River Ltd., Series 2013-2A-A1	1.68%	#^	01/18/2026	9,895,486
4,500,000	Zais Ltd., Series 2014-2A-A1A	1.73%	#^	07/25/2026	4,465,498
Total Collateralized Loan Obligations (Cost $451,811,373)					451,498,632

Foreign Corporate Bonds - 18.4%
1,450,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	1,475,375
3,550,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,612,125
4,100,000	Alibaba Group Holding Ltd.	1.63%	^	11/28/2017	4,077,229
300,000	Andrade Gutierrez International S.A.	4.00%	^	04/30/2018	260,250
5,865,000	Andrade Gutierrez International S.A.	4.00%		04/30/2018	5,087,887
3,611,000	Australia and New Zealand Banking Group Ltd.	3.25%	^	03/01/2016	3,720,901
1,500,000	Banco Davivienda S.A.	2.95%	^	01/29/2018	1,474,650
8,500,000	Banco Davivienda S.A.	2.95%		01/29/2018	8,356,350
5,500,000	Banco de Bogota S.A.	5.00%		01/15/2017	5,733,750
3,253,000	Banco de Chile	6.25%		06/15/2016	3,468,830
5,600,000	Banco de Costa Rica	5.25%		08/12/2018	5,656,000
4,500,000	Banco de Credito del Peru	2.75%	^	01/09/2018	4,488,750
5,500,000	Banco de Credito del Peru	2.75%		01/09/2018	5,486,250
9,000,000	Banco de Credito e Inversiones	3.00%		09/13/2017	9,204,372
9,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	8,730,000
2,000,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	1,940,000
7,500,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	8,212,500
300,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%	^	04/04/2017	309,750
5,500,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	5,678,750
3,425,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	3,604,812
7,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	6,947,500
1,000,000	Banco Regional SAECA	8.13%		01/24/2019	1,070,500
6,000,000	Banco Santander	1.85%	#	01/19/2016	6,030,000
3,140,000	Banco Santander	2.11%	#	06/07/2018	3,187,100
11,100,000	Banco Santander Mexico	5.95%	#	01/30/2024	11,571,750
1,146,000	Bancolombia S.A.	6.88%		05/25/2017	1,234,242
5,000,000	Bancolombia S.A.	6.13%		07/26/2020	5,275,000
3,825,000	Bank Of Montreal	1.30%		07/15/2016	3,848,849
4,000,000	Bank Of Nova Scotia	2.55%		01/12/2017	4,104,396
8,750,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	8,864,888
11,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	11,300,300
3,736,000	BP Capital Markets PLC	1.85%		05/05/2017	3,769,052
3,325,000	British Telecommunications PLC	5.95%		01/15/2018	3,710,600
1,270,000	Celulosa Arauco y Constitucion S.A.	5.63%		04/20/2015	1,282,842
1,000,000	Cementos Progreso Trust	7.13%		11/06/2023	1,084,500
4,100,000	Cemex S.A.B. de C.V.	4.98%	#	10/15/2018	4,226,690
6,000,000	Central American Bottling Corporation	6.75%		02/09/2022	6,375,000
1,000,000	CNPC General Capital Ltd.	1.13%	#^	05/14/2017	1,002,171
500,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	498,750
11,000,000	Corpbanca S.A.	3.13%		01/15/2018	10,954,746
4,450,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	4,461,125
4,500,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	4,511,250
1,000,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	1,025,993
1,500,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	1,522,500
9,700,000	DBS Bank Ltd.	0.84%	#	07/15/2021	9,627,250
2,627,000	DBS Bank Ltd.	3.63%	#	09/21/2022	2,712,312
7,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	7,142,100
1,800,000	Ecopetrol S.A.	4.25%		09/18/2018	1,876,500
3,170,000	Embraer Overseas Ltd.	6.38%		01/24/2017	3,418,845
2,500,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	2,950,000
9,939,437	ENA Norte Trust	4.95%		04/25/2023	10,237,620
2,500,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	2,506,250
6,500,000	Fondo Mivivienda S.A.	3.38%	^	04/02/2019	6,516,250
1,600,000	Freeport-McMoRan Copper & Gold, Inc.	2.38%		03/15/2018	1,583,616
6,000,000	Global Bank Corporation	4.75%		10/05/2017	6,150,000
4,000,000	Global Bank Corporation	5.13%	^	10/30/2019	4,080,000
3,100,000	Globo Communicacao e Participacoes S.A.	6.25%	#†	07/20/2015	3,202,300
12,550,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	13,246,525
8,800,000	Grupo Aval Ltd.	5.25%		02/01/2017	9,240,000
200,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	210,000
2,800,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,968,000
4,000,000	Grupo Televisa S.A.B	6.00%		05/15/2018	4,463,040
6,400,000	GrupoSura Finance S.A.	5.70%		05/18/2021	6,784,000
450,000	Guanay Finance Ltd.	6.00%		12/15/2020	470,813
732,513	Interoceanica IV Finance Ltd.	0.00%		11/30/2018	681,237
8,000,000	Inversiones CMPC S.A.	4.75%		01/19/2018	8,431,520
1,005,000	IOI Ventures BHD	5.25%		03/16/2015	1,011,959
275,000	Korea Development Bank	4.38%		08/10/2015	280,917
2,900,000	Korea Development Bank	3.25%		03/09/2016	2,970,908
8,000,000	LPG International, Inc.	7.25%		12/20/2015	8,380,000
2,800,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	2,611,000
3,000,000	Millicom International Cellular S.A.	6.63%		10/15/2021	3,135,000
1,000,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	965,000
3,900,000	National Australia Bank Ltd.	3.00%	^	07/27/2016	4,023,770
5,500,000	Oleoducto Central S.A.	4.00%		05/07/2021	5,266,250
4,025,000	Orange S.A.	2.75%		09/14/2016	4,115,949
5,000,000	Oversea-Chinese Banking Corporation	3.75%	#	11/15/2022	5,152,800
1,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	1,024,957
1,000,000	Pacific Rubiales Energy Corporation	5.38%	^	01/26/2019	864,000
7,000,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	6,048,000
3,211,000	PCCW-HKT Capital No 4 Ltd.	4.25%		02/24/2016	3,311,440
5,946,047	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	5,661,648
188,273	Peru Enhanced Pass-Through Finance Ltd.	0.00%	^	05/31/2018	179,268
1,500,000	Petrobras Global Finance B.V.	2.00%		05/20/2016	1,436,475
4,500,000	Petrobras Global Finance B.V.	1.85%	#	05/20/2016	4,310,100
1,500,000	Petrobras Global Finance B.V.	2.37%	#	01/15/2019	1,334,370
2,400,000	Petroleos Mexicanos	2.27%	#	07/18/2018	2,432,400
6,500,000	Petroleos Mexicanos	3.50%		07/18/2018	6,597,500
4,500,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	4,749,930
2,787,300	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	3,003,316
300,000	Rio Oil Finance Trust	6.25%		07/06/2024	287,274
9,000,000	Sigma Alimentos S.A.	5.63%		04/14/2018	9,810,000
600,000	Sinopec Group Overseas Development Ltd.	1.15%	#^	04/10/2019	601,120
3,000,000	SK Telecom Company Ltd.	2.13%		05/01/2018	3,000,684
6,700,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	7,006,498
2,738,000	Southern Copper Corporation	6.38%		07/27/2015	2,819,866
1,000,000	Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	1,005,384
1,500,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	1,508,076
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	208,500
2,079,000	Telemovil Finance Company Ltd.	8.00%		10/01/2017	2,151,765
5,000,000	United Overseas Bank Ltd.	2.88%	#	10/17/2022	5,045,000
6,800,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	6,942,460
450,000	Vale Overseas Ltd.	4.63%		09/15/2020	458,285
4,015,000	Westpac Banking Corporation	2.00%		08/14/2017	4,070,913
Total Foreign Corporate Bonds (Cost $431,285,170)					430,719,235

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.7%
2,400,000	Banco Nacional de Desenvolvimento Economico e Social	3.38%	^	09/26/2016	2,414,160
5,000,000	Banco Nacional de Desenvolvimento Economico e Social	6.37%		06/16/2018	5,355,000
1,600,000	Banco Nacional de Desenvolvimento Economico e Social	4.00%		04/14/2019	1,580,000
700,000	Brazilian Government International Bond	8.00%		01/15/2018	767,200
1,000,000	Caixa Economica Federal	2.38%		11/06/2017	946,250
2,184,000	Colombia Government International Bond	8.70%		02/15/2016	2,380,560
3,670,000	Corporacion Andina de Fomento	3.75%		01/15/2016	3,764,392
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $17,165,476)					17,207,562

Non-Agency Commercial Mortgage Backed Obligations - 16.4%
5,725,499	Asset Securitization Corporation, Series 1997-D4-PS1	1.71%	#I/O	04/14/2029	189,168
10,450,000	Banc of America Commercial Mortgage Trust, Series 2005-3-AM	4.73%		07/10/2043	10,585,092
9,750,000	Banc of America Commercial Mortgage Trust, Series 2006-5-AM	5.45%		09/10/2047	10,225,780
9,150,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	9,699,325
55,606	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	55,594
2,276,560	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-A4	4.67%		06/11/2041	2,287,548
6,250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-AJ	4.75%		06/11/2041	6,330,781
1,300,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	1,308,789
6,254,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	6,426,038
454,054	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AAB	5.70%		06/11/2050	457,266
1,523,024	Boca Hotel Portfolio Trust, Series 2013-BOCA-A	1.31%	#^	08/15/2026	1,523,452
4,100,000	Boca Hotel Portfolio Trust, Series 2013-BOCA-D	3.21%	#^	08/15/2026	4,099,887
10,000,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.35%	#	01/15/2046	10,408,350
615,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	616,811
12,000,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	12,255,306
9,648,337	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.91%	#I/O	08/15/2045	962,007
39,280	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.10%	#^	11/17/2026	39,369
28,901,496	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-XA	1.32%	#I/O	08/10/2047	2,326,816
8,600,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.51%	#^	06/11/2027	8,560,135
9,650,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.66%	#^	06/11/2027	9,627,974
3,890,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.00%	#^	02/13/2032	3,887,520
324,651	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	#^	11/15/2030	335,896
9,500,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C2-AMFX	4.88%		04/15/2037	9,526,039
2,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AM	5.23%	#	12/15/2040	2,059,868
5,940,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	6,286,944
5,725,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.90%	#	09/15/2039	6,204,829
20,200,000	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-G	0.53%	#^	02/15/2022	20,114,689
4,350,000	Credit Suisse Mortgage Capital Certificates, Series 2014-SURF-E	3.26%	#^	02/15/2029	4,364,475
2,100,000	Del Coronado Trust, Series 2013-HDC-A	0.96%	#^	03/15/2026	2,096,684
2,500,000	Del Coronado Trust, Series 2013-HDC-B	1.46%	#^	03/15/2026	2,499,902
5,000,000	Extended Stay America Trust, Series 2013-ESH5-A15	1.28%	^	12/05/2031	4,964,636
1,100,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	1,111,744
6,535,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	7,094,442
5,650,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.52%	#	04/10/2038	5,811,683
537,567	GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	539,278
247,979	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	248,352
5,200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-B	4.97%	#	09/12/2037	4,945,387
30,140	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB14-ASB	5.51%	#	12/12/2044	30,404
155,275	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB15-ASB	5.79%	#	06/12/2043	157,265
993,638	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB17-ASB	5.42%		12/12/2043	1,018,633
4,450,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8	5.44%		05/15/2045	4,714,773
5,970,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-AJ	5.48%	#	05/15/2045	6,262,055
8,680,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	9,019,323
2,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.70%	#	02/12/2049	2,856,568
5,150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.07%	#	02/12/2051	5,435,961
1,802,153	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2010-C1-A1	3.85%	^	06/15/2043	1,811,478
422,738	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	427,834
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-ALC-A	1.66%	#^	07/17/2026	4,004,048
3,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-ALC-B	3.01%	#^	07/17/2026	3,525,335
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-JWRZ-A	0.94%	#^	04/15/2030	4,996,458
2,400,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-JWRZ-D	3.15%	#^	04/15/2030	2,401,514
5,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FBLU-B	1.66%	#^	12/15/2028	5,756,449
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	1.86%	#^	06/15/2029	2,493,466
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	2.51%	#^	06/15/2029	2,486,200
9,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.56%	#^	08/15/2027	8,957,899
6,830,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2-AJ	5.21%	#	04/15/2030	6,880,802
10,345,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32%	#	11/15/2040	10,617,689
4,350,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AM	5.38%		11/15/2038	4,613,749
7,650,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	8,077,371
3,250,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1-AM	5.11%	#	07/12/2038	3,306,121
10,350,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1-AJ	5.29%	#	11/12/2037	10,635,867
8,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1	5.57%	#	02/12/2039	8,267,932
3,867,665	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.86%	#^I/O	08/15/2045	319,231
9,000,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AJ	5.20%	#	11/14/2042	9,211,109
4,750,000	Morgan Stanley Capital, Inc., Series 2005-IQ10-AJ	5.19%	#	09/15/2042	4,845,869
10,750,000	Morgan Stanley Capital, Inc., Series 2005-T19-AJ	4.99%	#	06/12/2047	10,908,541
22,188,670	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	#^I/O	11/12/2041	174,847
9,252,567	Morgan Stanley Capital, Inc., Series 2006-XLF-J	0.59%	#^	07/15/2019	9,161,910
9,000,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	9,324,513
7,657,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	8,161,704
10,055,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.08%	#	12/12/2049	11,065,955
905,592	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/27/2051	895,902
4,300,000	RBS Greenwich Capital Mortgage Loan Trust, Series 2010-MB1-C	5.14%	#^	04/15/2024	4,328,601
29,302	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-APB	6.00%		06/15/2045	30,221
8,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	9,030,965
6,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	7,236,676
61,511	WF-RBS Commercial Mortgage Trust, Series 2011-C3-A1	1.99%	^	03/15/2044	61,706
3,388,981	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.20%	#^I/O	08/15/2045	348,575
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $388,306,261)					383,939,375

Non-Agency Residential Collateralized Mortgage Obligations - 10.1%
14,819	ACE Securities Corporation, Series 2006-NC1-A2C	0.37%	#	12/25/2035	14,834
1,221,321	Banc of America Funding Corporation, Series 2005-E-6A1	3.19%	#	05/20/2035	1,226,388
867,664	Banc of America Funding Corporation, Series 2012-R4-A	0.42%	#^	03/04/2039	854,140
2,977,695	Banc of America Funding Corporation, Series 2012-R5-A	0.41%	#^	10/03/2039	2,977,748
4,384,326	Banc of America Mortgage Securities, Inc., Series 2005-E-2A1	2.68%	#	06/25/2035	4,229,163
38,915	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	#^	04/26/2037	40,229
964,211	BCAP LLC Trust, Series 2011-RR12-2A5	2.20%	#^	12/26/2036	963,406
5,243,367	BCAP LLC Trust, Series 2011-RR1-8A3	7.56%	#^	08/28/2021	5,202,131
4,486,421	BCAP LLC Trust, Series 2013-RR1-4A2	4.00%	#^	08/26/2037	4,461,601
7,577,136	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	2.61%	#	02/25/2034	7,578,818
1,543,344	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	1,557,200
5,442,740	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1	2.51%	#	03/25/2036	5,157,116
4,216,323	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFHE2-A3	0.35%	#	03/25/2037	4,130,081
455,932	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	463,579
1,295,527	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	1,322,150
856,723	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	#^	04/25/2036	862,333
680,541	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.54%	#^	09/25/2047	680,293
1,790,143	Countrywide Alternative Loan Trust, Series 2004-28CB-1A1	5.50%		01/25/2035	1,855,944
297,229	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	2.54%	#	03/25/2047	308,246
1,419,750	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	4.54%	#	04/25/2036	1,444,595
704,545	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.36%	#	06/25/2036	689,714
16,221,640	Countrywide Home Loans, Series 2004-HYB9-1A1	2.47%	#	02/20/2035	15,984,796
694,646	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	727,304
322,171	Credit Suisse Mortgage Capital Certificates, Series 2009-13R-2A1	6.00%	^	01/26/2037	323,620
1,049,216	Credit Suisse Mortgage Capital Certificates, Series 2010-18R-4A2	2.48%	#^	04/26/2038	1,047,274
22,551	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	4.90%	#^	01/27/2036	22,697
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.64%	#^	11/27/2037	11,088,236
8,245,161	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	1.29%	#^	04/27/2035	7,601,967
1,285,472	Ellington Loan Acquisition Trust, Series 2007-2-A2A	1.07%	#^	05/25/2037	1,275,449
2,475,850	Fieldstone Mortgage Investment Trust, Series 2004-5-M2	1.88%	#	02/25/2035	2,450,811
6,253,503	First Franklin Mortgage Loan Trust, Series 2005-FF12-A2B	0.43%	#	11/25/2036	6,190,443
958,520	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.41%	#	01/25/2036	950,263
14,710,584	First Horizon Asset Securities, Inc., Series 2007-AR2-1A1	2.58%	#	08/25/2037	12,168,595
134	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A1	0.30%	#	04/25/2047	134
7,619,806	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	2.51%	#	11/25/2035	7,203,041
1,875,437	GSR Mortgage Loan Trust, Series 2006-4F-2A7	5.50%		05/25/2036	1,832,833
2,262,863	Home Loan Trust, Series 2007-HI1-A3	5.72%		03/25/2037	2,321,604
19,462,846	Impac Secured Assets Trust, Series 2006-5-1A1C	0.44%	#	02/25/2037	15,226,076
408,147	Jefferies & Company, Inc., Series 2010-R7-5A1	1.17%	#^	09/26/2035	400,218
1,676,806	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	1,572,572
3,305,510	JP Morgan Mortgage Acquisition Corporation, Series 2006-NC1-A4	0.33%	#	04/25/2036	3,252,857
4,615,898	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.28%	#	05/25/2037	4,510,123
195,666	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	194,852
220,407	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	219,011
394,593	JP Morgan Resecuritization Trust, Series 2009-7-8A1	2.80%	#^	01/27/2047	395,272
271,743	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	#^	07/26/2036	273,986
700,657	JP Morgan Resecuritization Trust, Series 2011-2-6A11	5.50%	#^	12/26/2035	697,353
826,632	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.27%	#^	10/26/2036	824,335
12,686,603	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.56%	#	04/25/2036	11,931,776
3,155,508	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.28%	#	03/25/2047	3,102,453
122,924	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.36%	#	01/25/2036	121,554
1,726,733	Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	0.87%	#	03/25/2035	1,725,510
1,354,680	Morgan Stanley Capital, Inc., Series 2006-NC2-A2C	0.35%	#	02/25/2036	1,352,584
159,160	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	163,058
2,329,848	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	2,432,563
12,069,750	Pacific Bay Ltd., Series 2003-1A-A2	1.57%	#^	11/04/2038	11,683,518
11,301,549	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	0.42%	#	12/25/2035	10,574,769
10,565,237	Residential Asset Mortgage Products, Inc., Series 2006-RS4-A3	0.34%	#	07/25/2036	10,359,003
4,170,135	Residential Asset Securities Corporation, Series 2006-KS6-A3	0.32%	#	08/25/2036	4,005,490
8,138,324	Residential Asset Securities Corporation, Series 2007-KS2-AI2	0.29%	#	02/25/2037	8,024,989
168,116	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	169,731
5,359,151	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.32%	#	01/25/2037	5,232,744
7,358,921	Springleaf Mortgage Loan Trust, Series 2014-3A-A	1.87%	#^	09/25/2057	7,358,119
155,238	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5-5A3	4.92%	#	06/25/2036	154,973
3,715,779	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-1-2A2	4.49%	#	02/25/2037	3,587,606
599,948	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.45%	#	07/25/2033	595,778
263,988	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	268,027
671,644	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	699,071
6,180,160	Structured Asset Securities Corporation, Series 2005-AXS-1A3	5.00%	#	03/25/2035	6,256,813
2,030,944	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	2.45%	#	12/25/2032	1,969,051
530,406	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	546,743
460,293	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	#^	08/27/2037	463,272
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $234,890,206)					237,554,626

US Corporate Bonds - 8.7%
941,000	American Express Credit Corporation	1.30%		07/29/2016	945,696
3,975,000	Amgen, Inc.	2.13%		05/15/2017	4,029,716
3,915,000	Anheuser-Busch InBev Worldwide, Inc.	1.38%		07/15/2017	3,914,205
3,890,000	AT&T, Inc.	1.70%		06/01/2017	3,907,983
3,865,000	Bank of America Corporation	2.00%		01/11/2018	3,864,872
2,122,000	BB&T Corporation	3.20%		03/15/2016	2,171,829
1,385,000	BB&T Corporation	2.15%		03/22/2017	1,405,796
3,139,000	Berkshire Hathaway Finance Corporation	0.95%		08/15/2016	3,151,390
912,000	Berkshire Hathaway, Inc.	2.20%		08/15/2016	931,603
3,700,000	Boeing Company	3.75%		11/20/2016	3,897,147
4,150,000	Caterpillar Financial Services Corporation	1.00%		03/03/2017	4,142,414
4,105,000	Citigroup, Inc.	1.35%		03/10/2017	4,088,059
3,545,000	Comcast Corporation	6.50%		01/15/2017	3,916,502
3,905,000	ConocoPhillips Company	1.05%		12/15/2017	3,857,589
2,299,000	Covidien International Finance S.A.	6.00%		10/15/2017	2,574,636
3,955,000	Daimler Finance North America LLC	1.45%	^	08/01/2016	3,974,463
3,675,000	DIRECTV Holdings LLC	2.40%		03/15/2017	3,746,556
3,810,000	Dow Chemical Company	2.50%		02/15/2016	3,878,489
4,225,000	Duke Energy Corporation	1.63%		08/15/2017	4,230,805
4,455,000	eBay, Inc.	1.35%		07/15/2017	4,423,913
4,280,000	Ecolab, Inc.	3.00%		12/08/2016	4,422,571
3,512,000	ERP Operating LP	5.75%		06/15/2017	3,868,496
500,000	Express Scripts Holding Company	2.65%		02/15/2017	511,537
3,410,000	Express Scripts Holding Company	1.25%		06/02/2017	3,377,874
4,050,000	General Electric Capital Corporation	2.90%		01/09/2017	4,193,325
3,481,000	General Mills, Inc.	5.70%		02/15/2017	3,805,095
3,839,000	Gilead Sciences, Inc.	3.05%		12/01/2016	3,986,556
3,680,000	Goldman Sachs Group, Inc.	5.75%		10/01/2016	3,951,463
4,250,000	Hewlett-Packard Company	3.30%		12/09/2016	4,392,426
4,030,000	John Deere Capital Corporation	1.40%		03/15/2017	4,047,087
3,950,000	JP Morgan Chase & Company	3.15%		07/05/2016	4,062,184
3,930,000	Kellogg Company	1.75%		05/17/2017	3,953,089
3,442,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	3,720,182
3,943,000	Kraft Foods, Inc.	4.13%		02/09/2016	4,091,288
3,720,000	Kroger Company	2.20%		01/15/2017	3,781,213
2,600,000	McKesson Corporation	1.29%		03/10/2017	2,588,979
4,025,000	Metropolitan Life Global Funding	1.50%	^	01/10/2018	4,002,854
1,440,000	Morgan Stanley	1.75%		02/25/2016	1,448,474
2,735,000	Morgan Stanley	1.88%		01/05/2018	2,730,348
4,054,000	Mylan, Inc.	1.80%		06/24/2016	4,080,854
3,851,000	National Rural Utilities Cooperative Finance Corporation	1.10%		01/27/2017	3,841,238
3,810,000	ONEOK Partners LP	3.25%		02/01/2016	3,887,956
2,385,000	Oracle Corporation	2.38%		01/15/2019	2,428,593
3,775,000	Phillips 66	2.95%		05/01/2017	3,901,183
3,875,000	PNC Funding Corporation	2.70%		09/19/2016	3,982,043
3,960,000	Procter & Gamble Company	0.75%		11/04/2016	3,962,285
3,775,000	Simon Property Group LP	2.15%		09/15/2017	3,841,527
4,030,000	Southern Company	1.95%		09/01/2016	4,091,824
3,510,000	Southwest Airlines Company	5.13%		03/01/2017	3,762,151
3,925,000	Thomson Reuters Corporation	1.30%		02/23/2017	3,906,686
3,820,000	Toyota Motor Credit Corporation	1.75%		05/22/2017	3,856,229
3,925,000	Walgreens Boots Alliance, Inc.	1.75%		11/17/2017	3,937,752
2,900,000	Wal-Mart Stores, Inc.	0.60%		04/11/2016	2,900,131
955,000	Wal-Mart Stores, Inc.	5.38%		04/05/2017	1,044,728
4,254,000	Waste Management, Inc.	2.60%		09/01/2016	4,354,611
3,850,000	WellPoint, Inc.	1.88%		01/15/2018	3,852,033
4,115,000	Wells Fargo & Company	2.10%		05/08/2017	4,187,395
4,025,000	Xerox Corporation	2.95%		03/15/2017	4,138,159
Total US Corporate Bonds (Cost $204,119,607)					203,946,082

US Government / Agency Mortgage Backed Obligations - 1.0%
228,817	Federal Home Loan Mortgage Corporation, Pool G0-6871	6.00%		06/01/2038	259,758
506,779	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	572,954
603,814	Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	679,444
124,074	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	135,010
403,796	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	421,253
96,956	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	100,946
6,723,224	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	6,515,805
334,441	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	347,210
2,993,862	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	3,440,625
75,748	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	85,136
283,668	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	297,328
245,324	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	274,990
466,207	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	528,831
367,332	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	416,888
484,888	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	549,916
9,211,435	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	9,953,437
Total US Government / Agency Mortgage Backed Obligations (Cost $23,965,685)					24,579,531

US Government Bonds and Notes - 7.0%
9,800,000	United States Treasury Notes	0.25%		02/28/2015	9,803,450
20,300,000	United States Treasury Notes	1.50%		06/30/2016	20,602,917
21,900,000	United States Treasury Notes	1.00%		08/31/2016	22,059,541
21,900,000	United States Treasury Notes	1.00%		09/30/2016	22,059,125
25,500,000	United States Treasury Notes	1.00%		10/31/2016	25,683,778
25,200,000	United States Treasury Notes	0.88%		11/30/2016	25,310,250
22,400,000	United States Treasury Notes	3.13%		01/31/2017	23,515,632
13,900,000	United States Treasury Notes	3.25%		03/31/2017	14,662,874
Total US Government Bonds and Notes (Cost $163,723,972)					163,697,567

Affiliated Mutual Funds - 2.1% (a)
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund				49,500,000
Total Affiliated Mutual Funds (Cost $50,000,000)					49,500,000

Short Term Investments - 4.1%
31,670,020	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		31,670,020
31,670,021	Fidelity Institutional Government Portfolio	0.01%	♦		31,670,021
31,670,021	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		31,670,021
Total Short Term Investments (Cost $95,010,062)					95,010,062

Total Investments - 98.6% (Cost $2,314,196,208)					2,309,086,629
Other Assets in Excess of Liabilities - 1.4%					32,821,240
NET ASSETS - 100.0%					$2,341,907,869

#	Variable rate security. Rate disclosed as of December 31, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2014, the value of these securities amounted to $668,424,352 or 28.5% of net assets.

∞	Illiquid security. At December 31, 2014, the value of these securities amount to $4,997,500 or 0.2% of net assets.
&	Unfunded or partially unfunded loan commitment
†	Perpetual Maturity
I/O	Interest only security
(a)	Institutional class shares held
♦	Seven-day yield as of December 31, 2014
~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Tax Cost of Investments	$2,314,242,365
Gross Tax Unrealized Appreciation	9,554,953
Gross Tax Unrealized Depreciation	(14,710,689)
Net Tax Unrealized Appreciation (Depreciation)	$(5,155,736)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	19.3%
Foreign Corporate Bonds	18.4%
Non-Agency Commercial Mortgage Backed Obligations	16.4%
Non-Agency Residential Collateralized Mortgage Obligations	10.1%
Bank Loans	9.4%
US Corporate Bonds	8.7%
US Government Bonds and Notes	7.0%
Short Term Investments	4.1%
Affiliated Mutual Funds	2.1%
Asset Backed Obligations	1.4%
US Government / Agency Mortgage Backed Obligations	1.0%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.7%
Other Assets and Liabilities	1.4%
100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	78.1%
Colombia	3.1%
Brazil	2.6%
Mexico	2.5%
Peru	2.3%
Chile	2.3%
Singapore	1.2%
Panama	1.1%
United Kingdom	0.7%
Luxembourg	0.6%
Guatemala	0.6%
Australia	0.6%
Canada	0.6%
Costa Rica	0.5%
China	0.3%
Netherlands	0.3%
Israel	0.3%
South Korea	0.2%
France	0.2%
Supranational	0.2%
Qatar	0.1%
El Salvador	0.1%
Indonesia	0.1%
Paraguay	0.0%	~
Malaysia	0.0%	~
Other Assets and Liabilities	1.4%
	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	19.3%
Non-Agency Commercial Mortgage Backed Obligations	16.4%
Banking	11.3%
Non-Agency Residential Collateralized Mortgage Obligations	10.1%
US Government Bonds and Notes	7.0%
Short Term Investments	4.1%
Oil & Gas	3.1%
Affiliated Mutual Funds	2.1%
Telecommunications	2.0%
Media	1.7%
Business Equipment and Services	1.5%
Asset Backed Obligations	1.4%
Chemicals/Plastics	1.4%
Leisure	1.3%
Healthcare	1.3%
Utilities	1.2%
Financial Intermediaries	1.1%
Food Products	1.1%
Transportation	1.1%
US Government / Agency Mortgage Backed Obligations	1.0%
Finance	1.0%
Beverage and Tobacco	0.8%
Pharmaceuticals	0.7%
Consumer Products	0.7%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.7%
Automotive	0.6%
Pulp & Paper	0.5%
Air Transport	0.4%
Building and Development	0.3%
Insurance	0.3%
Semiconductors & Semiconductor Equipment	0.3%
Cable Television	0.3%
Food/Drug Retailers	0.3%
Real Estate	0.3%
Energy	0.3%
Aerospace & Defense	0.3%
Industrial	0.3%
Mining	0.2%
Construction	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Environmental Control	0.2%
Retailers (other than Food/Drug)	0.1%
Software	0.1%
Other Assets and Liabilities	1.4%
100.0%

DoubleLine Floating Rate Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 89.1%
Aerospace & Defense - 0.6%
2,000,000	B/E Aerospace, Inc. Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/16/2021	1,996,000
Air Transport - 3.4%
4,000,000	American Airlines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/08/2021	4,008,560
3,932,293	Delta Air Lines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.25%	#	10/18/2018	3,865,582
3,980,000	Orbitz Worldwide, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	04/15/2021	3,938,548
					11,812,690
Automotive - 9.6%
3,973,506	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.75%	#	06/01/2018	3,983,440
3,550,000	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	12/17/2021	3,536,687
4,000,000	Federal-Mogul Holdings Corporation, Guranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	3,979,000
3,990,000	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/05/2021	3,895,237
4,000,000	Goodyear Tire & Rubber Company, Guaranteed Senior Secured 2nd Lien Term Loan	4.75%	#	04/30/2019	4,002,500
2,977,778	MPG Holdco I, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/20/2021	2,975,932
3,981,247	TI Group Automotive Systems LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/02/2021	3,943,923
3,799,794	Tower Automotive Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/23/2020	3,742,797
3,000,000	Transtar Holding Company, Senior Secured 1st Lien Term Loan	5.75%	#	10/09/2018	2,981,250
					33,040,766
Broadcast Radio and Television - 1.1%
3,979,368	Univision Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	3,899,780
Building and Development - 3.2%
3,648,687	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	3,584,835
3,974,975	Interline Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	03/17/2021	3,875,600
3,818,247	Signode Industrial Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	04/30/2021	3,663,150
					11,123,585
Business Equipment and Services - 8.1%
3,925,000	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	07/10/2020	3,880,844
2,931,310	Allied Security Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/12/2021	2,888,263
3,966,073	Brand Energy & Infrastructure Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	11/26/2020	3,837,196
3,980,000	Hillman Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/30/2021	3,940,200
2,500,000	Mitchell International, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	2,496,250
3,914,376	Protection One, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/21/2019	3,894,804
3,970,000	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/09/2021	3,925,337
3,000,000	Travelport Finance Luxembourg S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	09/02/2021	3,000,000
					27,862,894
Cable Television - 2.3%
4,000,000	Charter Communications Operating LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche G	4.25%	#	09/13/2021	4,030,640
4,000,000	Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/08/2020	3,934,940
					7,965,580
Chemicals/Plastics - 4.2%
3,423,903	Arysta Lifescience LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/22/2020	3,413,204
4,000,883	Clondalkin Acquisition B.V., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/29/2020	3,970,876
1,967,206	PolarPak, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/05/2020	1,942,616
3,990,000	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	3,900,225
1,270,120	WNA Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/05/2020	1,254,244
					14,481,165
Containers and Glass Products - 2.6%
3,984,962	Ardagh Holdings, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	3,920,207
3,955,050	Exopack Holdings S.A., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	05/08/2019	3,956,296
994,975	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	11/30/2018	979,776
					8,856,279
Cosmetics/Toiletries - 2.3%
3,861,111	Prestige Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	09/03/2021	3,864,335
3,960,000	Revlon Consumer Products Corporation, Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	10/08/2019	3,900,600
					7,764,935
Drugs - 3.3%
3,990,000	Akorn, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/16/2021	3,970,050
3,755,281	Ikaria, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	02/12/2021	3,746,832
3,792,222	PharMEDium Healthcare Corporation, Senior Secured 1st Lien Term Loan	4.25%	#	01/28/2021	3,691,103
					11,407,984
Electronics/Electric - 3.4%
3,940,075	Allflex Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/17/2020	3,876,049
3,816,323	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	3,724,502
3,982,361	Freescale Semiconductor, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	5.00%	#	01/15/2021	3,984,353
					11,584,904
Energy - 1.1%
3,989,721	MEG Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	03/31/2020	3,821,814
Financial Intermediaries - 2.9%
2,970,000	Grosvenor Capital Management Holdings LLP, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/04/2021	2,914,283
3,940,075	Guggenheim Partners Investment Management, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	3,910,525
3,232,535	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/01/2020	3,208,290
					10,033,098
Food Products - 2.8%
3,595,854	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	3,478,989
3,940,044	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	3,861,243
2,500,000	DE Master Blenders 1753 N.V., Senior Secured 1st Lien Term Loan, Tranche B2	0.00%	#&	07/02/2021	2,425,000
					9,765,232
Food/Drug Retailers - 2.3%
4,000,000	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	4.50%	#	08/25/2021	4,006,680
4,000,000	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	12/31/2021	3,995,000
					8,001,680
Healthcare - 4.6%
3,842,075	American Renal Holdings, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.50%	#	08/20/2019	3,803,654
1,500,000	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche E	5.00%	#	06/01/2018	1,479,375
2,875,000	Surgery Center Holdings, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	2,806,719
3,940,000	Surgical Care Affiliates, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche C	4.00%	#	06/29/2018	3,900,600
3,973,681	U.S. Renal Care, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/03/2019	3,919,042
					15,909,391
Hotels/Motels/Inns and Casinos - 3.4%
3,940,075	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	06/27/2020	3,869,489
4,000,000	Scientific Games International, Inc., Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	3,952,500
3,989,516	Station Casinos LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/02/2020	3,917,704
					11,739,693
Industrial Equipment - 6.4%
2,962,519	Crosby Worldwide Ltd., Senior Secured 1st Lien Term Loan	3.75%	#	11/23/2020	2,784,768
3,672,308	Doosan Infracore International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/28/2021	3,653,946
3,960,000	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	11/20/2020	3,948,853
3,980,606	Jazz Acquisition, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	06/18/2021	3,949,100
3,950,000	Rexnord LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	08/21/2020	3,877,912
3,955,038	TMS International Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/16/2020	3,964,925
					22,179,504
Insurance - 3.2%
4,000,000	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	3,923,320
3,989,597	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	05/24/2019	3,946,150
285,183	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan	4.75%	#	10/01/2021	284,232
2,700,549	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	2,691,542
					10,845,244
Leisure - 4.2%
3,729,517	Dave & Buster’s, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/24/2020	3,717,863
3,180,702	Emerald Expositions Holding, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	3,127,027
3,790,673	Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	10/26/2020	3,753,544
3,950,000	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	3,920,375
					14,518,809
Media - 1.1%
3,627,906	Media General, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.25%	#	07/31/2020	3,595,019
Oil & Gas - 0.6%
2,100,000	TPF II Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	10/01/2021	2,106,563
Retailers (other than Food/Drug) - 5.6%
3,912,417	Michaels Stores, Inc. Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	3,856,997
3,980,000	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	3,863,088
3,979,950	Neiman Marcus Group Ltd., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	10/23/2020	3,900,769
3,842,235	Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	3,789,404
3,940,175	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	3,886,017
					19,296,275
Technology - 1.1%
4,000,000	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C1	3.67%	#	03/23/2018	3,928,760
Telecommunications - 2.3%
4,000,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	06/28/2019	3,951,000
4,000,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	01/31/2022	4,010,000
					7,961,000
Utilities - 3.4%
3,923,586	Calpine Corporation, Senior Secured 1st Lien Term Loan, Tranche B1	3.54%	#	04/02/2018	3,894,159
3,813,766	EFS Cogen Holdings I LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/17/2020	3,774,446
4,000,000	Southeast PowerGen LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	12/02/2021	3,960,000
					11,628,605
Total Bank Loans (Cost $310,077,693)					307,127,249

US Corporate Bonds - 4.9%
2,000,000	Audatex North America, Inc.	6.13%	^	11/01/2023	2,075,000
1,740,000	CDW LLC	6.00%		08/15/2022	1,805,250
2,500,000	Dana Holding Corporation	5.50%		12/15/2024	2,537,500
4,000,000	HCA, Inc.	5.25%		04/15/2025	4,185,000
3,001,000	HD Supply, Inc.	7.50%		07/15/2020	3,158,553
2,945,000	Reynolds Group Issuer LLC	5.75%		10/15/2020	3,033,350
Total US Corporate Bonds (Cost $16,589,753)					16,794,653

Short Term Investments - 9.8%
11,279,429	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		11,279,429
11,279,430	Fidelity Institutional Government Portfolio	0.01%	♦		11,279,430
11,279,430	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		11,279,430
Total Short Term Investments (Cost $33,838,289)					33,838,289

Total Investments - 103.8% (Cost $360,505,735)					357,760,191
Liabilities in Excess of Other Assets - (3.8)%					(13,251,130)
NET ASSETS - 100.0%					$344,509,061

#	Variable rate security. Rate disclosed as of December 31, 2014.
&	Unfunded or partially unfunded loan commitment
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2014, the value of these securities amounted to $2,075,000 or 0.6% of net assets.

♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Tax Cost of Investments	$360,505,758
Gross Tax Unrealized Appreciation	724,995
Gross Tax Unrealized Depreciation	(3,470,562)
Net Tax Unrealized Appreciation (Depreciation)	$(2,745,567)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	89.1%
Short Term Investments	9.8%
US Corporate Bonds	4.9%
Other Assets and Liabilities	(3.8)%
100.0%

DoubleLine Shiller Enhanced CAPE ®
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 15.6%
500,000	AB Ltd., Series 2007-1A-B	0.98%	#^	04/15/2021	494,828
250,000	Adams Mill Ltd., Series 2014-1A-D1	3.70%	#^	07/15/2026	233,959
500,000	Apidos Ltd., Series 2014-19A-D	3.96%	#^	10/17/2026	479,810
648,191	ARES Ltd., Series 2007-12A-A	0.86%	#^	11/25/2020	645,562
500,000	ARES Ltd., Series 2014-1A-A2	2.23%	#^	04/17/2026	485,697
250,000	Avery Point Ltd., Series 2013-2A-D	3.68%	#^	07/17/2025	236,111
250,000	Avery Point Ltd., Series 2014-1A-B1	2.33%	#^	04/25/2026	244,478
500,000	Avery Point Ltd., Series 2014-1A-C	3.33%	#^	04/25/2026	490,535
250,000	Avery Point Ltd., Series 2014-1A-D	3.73%	#^	04/25/2026	235,583
515,382	Babson Ltd., Series 2007-1A-A2A	0.45%	#^	01/18/2021	513,082
500,000	Babson Ltd., Series 2014-3A-C1	3.23%	#^	01/15/2026	487,801
500,000	Babson Ltd., Series 2014-3A-D2	4.63%	#^	01/15/2026	499,909
500,000	Ballyrock Ltd., Series 2014-1A-B	3.43%	#^	10/20/2026	486,514
250,000	Ballyrock Ltd., Series 2014-1A-C	3.98%	#^	10/20/2026	238,044
500,000	Birchwood Park Ltd., Series 2014-1A-C2	3.38%	#^	07/15/2026	493,051
500,000	Birchwood Park Ltd., Series 2014-1A-D2	4.43%	#^	07/15/2026	494,129
293,607	Black Diamond Ltd., Series 2005-2A-A	0.49%	#^	01/07/2018	290,299
500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	3.37%	#^	07/27/2026	493,193
500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.42%	#^	07/27/2026	494,300
449,448	Carlyle High Yield Partners Ltd., Series 2005-7A-D1	1.96%	#^	09/30/2019	448,572
500,000	Carlyle High Yield Partners Ltd., Series 2006-8A-B	0.61%	#^	05/21/2021	482,913
250,000	Catamaran Ltd., Series 2014-1A-A2	2.03%	#^	04/20/2026	240,050
250,000	Catamaran Ltd., Series 2014-1A-B	2.88%	#^	04/20/2026	236,063
500,000	Cent Ltd., Series 2014-22A-B	3.43%	#^	11/07/2026	487,754
250,000	Cent Ltd., Series 2014-22A-C	3.98%	#^	11/07/2026	236,941
500,000	ColumbusNova Ltd., Series 2006-2A-D	1.73%	#^	04/04/2018	491,078
210,529	Cornerstone Ltd., Series 2007-1A-A1S	0.45%	#^	07/15/2021	208,969
800,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.83%	#^	04/12/2020	777,325
500,000	Eaton Vance Ltd., Series 2006-8A-B	0.88%	#^	08/15/2022	483,134
500,000	Flatiron Ltd., Series 2013-1	2.98%	#^	01/17/2026	481,976
250,000	Flatiron Ltd., Series 2014-1A-B	3.09%	#^	07/17/2026	241,973
250,000	Flatiron Ltd., Series 2014-1A-C	3.54%	#^	07/17/2026	232,956
362,505	Franklin Ltd., Series 2006-5A-A2	0.50%	#^	06/15/2018	360,669
500,000	Galaxy Ltd., Series 2014-18A-D1	3.93%	#^	10/15/2026	477,481
700,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.43%	#^	04/17/2022	697,661
500,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	2.73%	#	08/15/2023	498,273
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	2.93%	#^	08/01/2025	475,406
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D	4.03%	#^	08/01/2025	238,913
175,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-X	1.28%	#^	04/18/2026	175,044
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.73%	#^	04/28/2025	460,796
500,000	ING Ltd., Series 2012-1RA-A2R	2.09%	#^	03/14/2022	500,011
500,000	ING Ltd., Series 2012-1RA-BR	2.99%	#^	03/14/2022	500,702
1,000,000	Landmark Ltd., Series 2006-7A-A2L	0.68%	#^	07/15/2018	1,002,625
500,000	LCM LP, Series 10AR-BR	2.13%	#^	04/15/2022	499,139
500,000	LCM LP, Series 10AR-CR	3.08%	#^	04/15/2022	496,968
500,000	LCM LP, Series 11A-B	2.38%	#^	04/19/2022	492,636
250,000	LCM LP, Series 11A-D2	4.18%	#^	04/19/2022	245,363
750,000	LCM LP, Series 12A-D	4.73%	#^	10/19/2022	748,890
500,000	LCM LP, Series 14A-D	3.73%	#^	07/15/2025	474,296
500,000	LCM LP, Series 15A-C	3.33%	#^	08/25/2024	492,027
250,000	LCM LP, Series 16A-D	3.86%	#^	07/15/2026	237,268
500,000	LCM LP, Series 5A-C	0.92%	#^	03/21/2019	484,601
250,000	Madison Park Funding Ltd., Series 2012-9X-C1	3.83%	#	08/15/2022	253,832
250,000	Madison Park Funding Ltd., Series 2014-13A-D	3.58%	#^	01/19/2025	233,944
187,500	Madison Park Funding Ltd., Series 2014-13A-X	1.23%	#^	01/19/2025	187,538
250,000	Madison Park Funding Ltd., Series 2014-14A-C1	3.33%	#^	07/20/2026	245,470
250,000	Madison Park Funding Ltd., Series 2014-14A-D	3.83%	#^	07/20/2026	238,506
1,000,000	Madison Park Funding Ltd., Series 2014-15A-C	3.94%	#^	01/27/2026	957,610
1,000,000	Magnetite Ltd., Series 2014-11A-C	3.83%	#^	01/18/2027	944,570
500,000	Nautique Funding Ltd., Series 2006-1A-C	1.93%	#^	04/15/2020	481,712
500,000	North End Ltd., Series 2013-1A-C	2.98%	#^	07/17/2025	476,814
250,000	North End Ltd., Series 2013-1A-D	3.73%	#^	07/17/2025	235,131
250,000	OCP Ltd., Series 2012-2A-A2	1.71%	#^	11/22/2023	249,584
500,000	Octagon Investment Partners Ltd., Series 2014-1A-B	3.43%	#^	11/14/2026	492,904
750,000	Octagon Investment Partners Ltd., Series 2014-1A-C	3.88%	#^	11/14/2026	712,024
249,871	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-AR	1.15%	#^	04/20/2021	249,147
500,000	OZLM Funding Ltd., Series 2013-5A-A1	1.73%	#^	01/17/2026	496,976
500,000	Pinnacle Park Ltd., Series 2014-1A-C	3.33%	#^	04/15/2026	491,409
153,455	Race Point Ltd., Series 2007-4A-A1A	0.43%	#^	08/01/2021	152,942
500,000	Race Point Ltd., Series 2007-4A-D	2.23%	#^	08/01/2021	490,656
250,000	Race Point Ltd., Series 2012-6RA-CR	3.34%	#^	05/24/2023	248,473
250,000	Race Point Ltd., Series 2012-6RA-DR	4.34%	#^	05/24/2023	248,239
500,000	Regatta Funding Ltd., Series 2014-1A-A1A	1.79%	#^	10/25/2026	498,323
500,000	Slater Mill Loan Fund, Series 2012-1A-B	2.88%	#^	08/17/2022	500,730
500,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	1.73%	#^	10/30/2026	496,131
250,000	Steele Creek Ltd., Series 2014-1A-A1	1.83%	#^	08/21/2026	249,388
500,000	Thacher Park Ltd., Series 2014-1A-C	3.28%	#^	10/20/2026	489,780
500,000	Thacher Park Ltd., Series 2014-1A-D1	3.76%	#^	10/20/2026	472,497
600,000	Venture Ltd., Series 2005-1A-A2	0.68%	#^	11/22/2018	597,242
500,000	Venture Ltd., Series 2012-10A-C	3.48%	#^	07/20/2022	488,734
500,000	Venture Ltd., Series 2013-14A-B1	2.09%	#^	08/28/2025	481,813
250,000	Venture Ltd., Series 2014-16A-A1L	1.73%	#^	04/15/2026	248,944
500,000	WG Horizons, Series 2006-1A-C	1.94%	#^	05/24/2019	485,927
Total Collateralized Loan Obligations (Cost $35,998,869)					35,742,348

Foreign Corporate Bonds - 15.8%
200,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	216,800
200,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	203,500
500,000	Agromercantil Senior Trust	6.25%		04/10/2019	508,750
275,000	Alibaba Group Holding Ltd.	1.63%	^	11/28/2017	273,473
200,000	Andrade Gutierrez International S.A.	4.00%		04/30/2018	173,500
215,000	Australia and New Zealand Banking Group Ltd.	3.25%	^	03/01/2016	221,544
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	207,000
275,000	B Communications Ltd.	7.38%	^	02/15/2021	292,187
200,000	Banco Davivienda S.A.	2.95%		01/29/2018	196,620
200,000	Banco de Costa Rica	5.25%		08/12/2018	202,000
400,000	Banco de Credito del Peru	2.75%	^	01/09/2018	399,000
500,000	Banco del Estado de Chile	4.13%		10/07/2020	525,047
400,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	388,000
600,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	657,000
250,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	263,125
400,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	397,000
300,000	Banco Regional SAECA	8.13%		01/24/2019	321,150
400,000	Banco Santander	2.11%	#	06/07/2018	406,000
800,000	Banco Santander Mexico	5.95%	#	01/30/2024	834,000
300,000	Bancolombia S.A.	6.13%		07/26/2020	316,500
225,000	Bank Of Montreal	1.30%		07/15/2016	226,403
263,000	Bank Of Nova Scotia	2.55%		01/12/2017	269,864
900,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	924,570
250,000	BP Capital Markets PLC	1.85%		05/05/2017	252,212
225,000	British Telecommunications PLC	5.95%		01/15/2018	251,093
50,000	Camposol S.A.	9.88%		02/02/2017	51,725
200,000	Cementos Progreso Trust	7.13%		11/06/2023	216,900
500,000	Cemex S.A.B. de C.V.	4.98%	#	10/15/2018	515,450
300,000	Cemex S.A.B. de C.V.	5.88%		03/25/2019	305,250
500,000	Central American Bottling Corporation	6.75%		02/09/2022	531,250
600,000	Columbus International, Inc.	7.38%		03/30/2021	626,250
400,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	399,000
400,000	Corpbanca S.A.	3.13%		01/15/2018	398,354
200,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	177,000
200,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	200,500
500,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	501,250
500,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	512,996
700,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	710,500
200,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	203,000
400,000	DBS Bank Ltd.	0.84%	#	07/15/2021	397,000
500,000	DBS Bank Ltd.	3.63%	#	09/21/2022	516,238
200,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	204,060
200,000	Digicel Ltd.	7.00%		02/15/2020	198,800
200,000	Digicel Ltd.	8.25%		09/30/2020	195,000
400,000	Digicel Ltd.	7.13%		04/01/2022	373,000
200,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	213,040
726,169	ENA Norte Trust	4.95%		04/25/2023	747,954
400,000	Ferreycorp S.A.A.	4.88%		04/26/2020	390,000
500,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	501,250
400,000	Global Bank Corporation	4.75%		10/05/2017	410,000
200,000	Global Bank Corporation	5.13%	^	10/30/2019	204,000
200,000	Globo Communicacao e Participacoes S.A.	6.25%	#†	07/20/2015	206,600
200,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	211,100
600,000	Grupo Aval Ltd.	5.25%		02/01/2017	630,000
700,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	742,000
400,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	410,000
450,000	GrupoSura Finance S.A.	5.70%		05/18/2021	477,000
750,000	Guanay Finance Ltd.	6.00%		12/15/2020	784,688
400,000	InRetail Shopping Malls	6.50%		07/09/2021	418,000
290,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	289,319
600,000	Inversiones CMPC S.A.	4.75%		01/19/2018	632,364
600,000	JBS Investments GmbH	7.75%		10/28/2020	624,300
200,000	Korea Development Bank	3.25%		03/09/2016	204,890
100,000	LPG International, Inc.	7.25%		12/20/2015	104,750
200,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	186,500
400,000	Marfrig Holdings B.V.	6.88%		06/24/2019	373,000
200,000	Mexico Generadora de Energia	5.50%		12/06/2032	196,500
200,000	Millicom International Cellular S.A.	4.75%		05/22/2020	189,500
600,000	Millicom International Cellular S.A.	6.63%		10/15/2021	627,000
200,000	Millicom International Cellular S.A.	6.63%	^	10/15/2021	209,000
800,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	772,000
250,000	National Australia Bank Ltd.	3.00%	^	07/27/2016	257,934
200,000	OAS Investments GmbH	8.25%	ʊ	10/19/2019	73,000
150,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	141,150
900,000	Oleoducto Central S.A.	4.00%		05/07/2021	861,750
300,000	Orange S.A.	2.75%		09/14/2016	306,779
600,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	614,974
850,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	734,400
376,547	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	358,536
400,000	Petrobras Global Finance B.V.	3.12%	#	03/17/2020	362,200
154,850	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	166,851
200,000	Rearden G Holdings EINS GmbH	7.88%		03/30/2020	198,000
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	261,569
250,000	Rio Oil Finance Trust	6.25%		07/06/2024	239,395
240,000	Seven Generations Energy Ltd.	8.25%	^	05/15/2020	231,600
200,000	Sigma Alimentos S.A.	6.88%		12/16/2019	228,500
600,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	603,230
400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	417,000
400,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	420,000
200,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	182,500
200,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	182,500
300,000	United Overseas Bank Ltd.	2.88%	#	10/17/2022	302,700
500,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	510,475
250,000	Vale Overseas Ltd.	4.63%		09/15/2020	254,603
400,000	Vedanta Resources PLC	6.00%		01/31/2019	392,000
700,000	VTR Finance B.V.	6.88%		01/15/2024	715,750
250,000	Westpac Banking Corporation	2.00%		08/14/2017	253,482
Total Foreign Corporate Bonds (Cost $36,883,032)					36,185,494

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.2%
200,000	Banco Nacional de Desenvolvimento Economico e Social	4.00%		04/14/2019	197,500
251,000	Corporacion Andina de Fomento	3.75%		01/15/2016	257,456
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $461,682)					454,956

Non-Agency Commercial Mortgage Backed Obligations - 12.7%
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	#^	06/15/2028	196,803
400,000	Banc of America Commercial Mortgage Trust, Series 2005-3-AM	4.73%		07/10/2043	405,171
350,000	Banc of America Commercial Mortgage Trust, Series 2006-5-AM	5.45%		09/10/2047	367,079
500,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	524,895
500,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	530,018
110,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-D	5.83%	#	06/11/2041	115,736
300,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	308,253
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	509,934
350,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.35%	#	01/15/2046	364,292
733,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	783,869
6,094,105	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.10%	#I/O	10/10/2047	497,282
300,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	306,383
350,000	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	5.77%	#	05/15/2046	378,767
110,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7-AM	5.78%	#	06/10/2046	116,269
284,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	304,172
10,533,405	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.01%	#I/O	08/10/2046	554,205
3,235,832	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.21%	#I/O	05/10/2047	243,422
300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	315,903
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	511,238
700,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.51%	#^	06/11/2027	696,755
600,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.66%	#^	06/11/2027	598,630
110,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.00%	#^	02/13/2032	109,930
110,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C2-AMFX	4.88%		04/15/2037	110,302
310,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AJ	5.23%	#	12/15/2040	317,990
100,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1-C	5.47%	#	02/15/2039	102,309
500,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.81%	#	06/15/2038	528,087
110,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	116,425
190,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	201,878
350,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.61%	#	01/15/2049	375,267
300,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.90%	#	09/15/2039	325,144
300,000	Credit Suisse Mortgage Capital Certificates, Series 2014-SURF-E	3.26%	#^	02/15/2029	300,998
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#I/O^	09/15/2037	494,174
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	362,970
300,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	5.82%	#	07/10/2038	308,256
550,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.07%	#	12/10/2049	576,864
250,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	271,402
550,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	577,313
350,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.52%	#	04/10/2038	360,016
115,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	118,129
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.44%	#^	12/10/2027	303,425
200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-B	4.97%	#	09/12/2037	190,207
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	519,546
530,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.70%	#	02/12/2049	560,734
350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20	6.07%	#	02/12/2051	369,434
350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	361,042
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.56%	#^	08/15/2027	497,661
7,432,095	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.16%	#I/O	02/15/2047	494,625
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	517,763
558,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.43%	#	01/15/2048	568,515
7,718,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.19%	#I/O	01/15/2048	580,139
150,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AM	5.38%		11/15/2038	159,095
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	312,448
179,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	189,000
300,000	Madison Avenue Trust, Series 2013-650M-D	4.03%	#^	10/12/2032	307,411
500,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1-AM	5.11%	#	07/12/2038	508,634
250,000	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.69%	#	05/12/2039	251,597
150,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	152,374
100,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AM	5.78%	#	08/12/2043	106,104
300,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1	5.57%	#	02/12/2039	310,047
5,418,621	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	1.01%	#I/O	10/15/2046	276,482
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	505,396
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	484,855
310,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AJ	5.20%	#	11/14/2042	317,272
94,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AM	5.20%	#	11/14/2042	96,587
500,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.49%	#	03/12/2044	513,758
500,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.08%	#	12/12/2049	545,699
500,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	518,028
750,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.08%	#	12/12/2049	825,407
175,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	#^	07/13/2029	174,237
175,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	#^	07/13/2029	167,000
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2029	507,873
110,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.32%	#	12/15/2044	113,326
250,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	255,980
110,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	117,273
300,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	318,740
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	534,467
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.94%	#	02/15/2051	525,111
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	556,254
3,956,417	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.32%	#I/O	03/15/2047	308,686
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $29,237,330)					29,108,762

Non-Agency Residential Collateralized Mortgage Obligations - 12.5%
40,000	Chase Mortgage Finance Trust, Series 2004-S3-2A4	5.50%		03/25/2034	40,865
236,499	Countrywide Alternative Loan Trust, Series 2004-33-1A1	2.73%	#	12/25/2034	235,158
1,496,082	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	1,456,556
953,686	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	868,440
2,082,099	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	2,040,903
40,463	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	41,210
210,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	209,473
2,272,141	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	2,008,502
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.04%	#^	07/27/2036	921,212
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.64%	#^	11/27/2037	924,020
1,871,319	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,567,998
931,100	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	8.70%	#^	07/27/2037	770,035
200,471	GMACM Mortgage Loan Trust, Series 2005-J1-A6	6.00%		12/25/2035	197,410
70,403	GSR Mortgage Loan Trust, Series 2004-2F-14A1	5.50%		09/25/2019	71,865
1,361,113	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	1,170,145
200,877	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A2	0.28%	#	11/25/2036	198,587
399,190	Home Equity Mortgage Trust, Series 2003-6-M2	2.37%	#	03/25/2034	385,836
471,413	HSI Asset Loan Obligation Trust, Series 2006-2-1A1	6.00%		12/25/2036	332,410
1,216,428	Impac Secured Assets Trust, Series 2006-5-1A1C	0.44%	#	02/25/2037	951,630
637,077	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	531,707
57,790	Lehman XS Trust, Series 2005-6-3A2B	5.42%	#	11/25/2035	57,930
497,514	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.56%	#	04/25/2036	467,913
803,720	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	653,504
3,102,561	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	2,565,076
737,483	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.57%	#	02/25/2036	715,557
47,326	NovaStar Mortgage Funding Trust, Series 2005-4-A2C	0.41%	#	01/25/2036	47,362
2,189,391	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	1,799,285
2,792,437	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	2,360,067
869,350	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	0.42%	#	12/25/2035	813,444
1,389,108	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	1,126,303
1,250,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	#^	06/25/2058	1,320,895
1,250,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	1,281,655
290,628	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	242,524
193,103	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	185,113
59,169	Wells Fargo Mortgage Backed Securities, Series 2005-9-2A2	5.25%		10/25/2035	60,353
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $28,558,292)					28,620,943

US Corporate Bonds - 12.3%
175,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	184,187
222,000	Alere, Inc.	6.50%		06/15/2020	224,775
215,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	228,975
251,000	American Express Credit Corporation	1.30%		07/29/2016	252,252
250,000	Amgen, Inc.	2.13%		05/15/2017	253,441
276,000	Anheuser-Busch InBev Worldwide, Inc.	1.38%		07/15/2017	275,944
105,000	Asbury Automotive Group, Inc.	6.00%	^	12/15/2024	107,100
205,000	Ashland, Inc.	4.75%		08/15/2022	206,025
250,000	AT&T, Inc.	1.70%		06/01/2017	251,156
345,000	Atlas Pipeline Partners LP	4.75%		11/15/2021	329,475
185,000	Audatex North America, Inc.	6.00%	^	06/15/2021	191,475
235,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	240,875
297,000	Bank of America Corporation	2.00%		01/11/2018	296,990
173,000	BB&T Corporation	2.15%		03/22/2017	175,598
300,000	Berkshire Hathaway Finance Corporation	0.95%		08/15/2016	301,184
285,000	Berry Plastics Corporation	5.50%		05/15/2022	289,631
200,000	Biomet, Inc.	6.50%		08/01/2020	214,500
275,000	Boeing Company	3.75%		11/20/2016	289,653
250,000	Caterpillar Financial Services Corporation	1.00%		03/03/2017	249,543
240,000	CCO Holdings LLC	5.25%		09/30/2022	240,300
70,000	CCOH Safari LLC	5.50%		12/01/2022	71,225
230,000	CDW LLC	6.00%		08/15/2022	238,625
125,000	Cinemark USA, Inc.	7.38%		06/15/2021	133,750
295,000	Citigroup, Inc.	1.35%		03/10/2017	293,783
135,000	Comcast Corporation	6.50%		01/15/2017	149,147
245,000	CommScope, Inc.	5.00%	^	06/15/2021	242,550
250,000	ConocoPhillips Company	1.05%		12/15/2017	246,965
270,000	Covidien International Finance S.A.	6.00%		10/15/2017	302,371
225,000	Daimler Finance North America LLC	1.45%	^	08/01/2016	226,107
105,000	Dana Holding Corporation	5.50%		12/15/2024	106,575
250,000	DIRECTV Holdings LLC	2.40%		03/15/2017	254,868
250,000	Dow Chemical Company	2.50%		02/15/2016	254,494
260,000	Duke Energy Corporation	1.63%		08/15/2017	260,357
320,000	eBay, Inc.	1.35%		07/15/2017	317,767
301,000	Ecolab, Inc.	3.00%		12/08/2016	311,027
155,000	Energy Gulf Coast, Inc.	9.25%		12/15/2017	103,075
155,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	84,475
205,000	EP Energy LLC	9.38%		05/01/2020	208,075
270,000	ERP Operating LP	5.75%		06/15/2017	297,407
275,000	Express Scripts Holding Company	2.65%		02/15/2017	281,345
210,000	Frontier Communications Corporation	8.50%		04/15/2020	235,200
285,000	Gannett Company, Inc.	4.88%	^	09/15/2021	283,575
315,000	Gates Global LLC	6.00%	^	07/15/2022	303,250
325,000	General Electric Capital Corporation	2.90%		01/09/2017	336,501
250,000	General Mills, Inc.	5.70%		02/15/2017	273,276
252,000	Gilead Sciences, Inc.	3.05%		12/01/2016	261,686
315,000	Goldman Sachs Group, Inc.	5.75%		10/01/2016	338,237
250,000	Goodyear Tire & Rubber Company	7.00%		05/15/2022	271,250
190,000	Gray Television, Inc.	7.50%		10/01/2020	196,650
310,000	HCA, Inc.	4.25%		10/15/2019	315,037
295,000	HD Supply, Inc.	7.50%		07/15/2020	310,487
300,000	Hewlett-Packard Company	3.30%		12/09/2016	310,054
255,000	Hexion Finance Corporation	6.63%		04/15/2020	251,175
310,000	Icahn Enterprises LP	4.88%		03/15/2019	310,000
270,000	John Deere Capital Corporation	1.40%		03/15/2017	271,145
315,000	JP Morgan Chase & Company	3.15%		07/05/2016	323,946
245,000	Kellogg Company	1.75%		05/17/2017	246,439
213,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	230,215
100,000	Kindred Escrow Corporation	8.00%	^	01/15/2020	106,750
252,000	Kraft Foods, Inc.	4.13%		02/09/2016	261,477
275,000	Kroger Company	2.20%		01/15/2017	279,525
310,000	Level 3 Communications, Inc.	5.75%	^	12/01/2022	313,487
270,000	Lifepoint Hospitals, Inc.	5.50%		12/01/2021	277,425
275,000	Louisiana-Pacific Corporation	7.50%		06/01/2020	290,812
160,000	Manitowoc Company, Inc.	8.50%		11/01/2020	173,600
250,000	McKesson Corporation	1.29%		03/10/2017	248,940
160,000	Memorial Production Partners LP	6.88%	^	08/01/2022	122,400
200,000	Metropolitan Life Global Funding	1.50%	^	01/10/2018	198,900
275,000	MGM Resorts International	6.63%		12/15/2021	290,125
215,000	Milacron LLC	7.75%	^	02/15/2021	220,375
93,000	Morgan Stanley	1.75%		02/25/2016	93,547
210,000	Morgan Stanley	1.88%		01/05/2018	209,643
340,000	Mylan, Inc.	1.80%		06/24/2016	342,252
300,000	National Rural Utilities Cooperative Finance Corporation	1.10%		01/27/2017	299,239
65,000	NCL Corporation Ltd.	5.00%		02/15/2018	65,325
190,000	NCL Corporation Ltd.	5.25%	^	11/15/2019	192,375
180,000	Oasis Petroleum, Inc.	7.25%		02/01/2019	173,700
175,000	ONEOK Partners LP	3.25%		02/01/2016	178,581
190,000	Oracle Corporation	2.38%		01/15/2019	193,473
250,000	Phillips 66	2.95%		05/01/2017	258,356
305,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	306,525
315,000	PNC Funding Corporation	2.70%		09/19/2016	323,702
210,000	Post Holdings, Inc.	7.38%		02/15/2022	210,525
240,000	Procter & Gamble Company	0.75%		11/04/2016	240,138
105,000	Regal Entertainment Group	5.75%		03/15/2022	100,800
225,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	226,125
255,000	Reynolds Group Issuer LLC	9.00%		04/15/2019	265,200
197,000	Sally Holdings LLC	5.75%		06/01/2022	207,343
245,000	Sanchez Energy Corporation	6.13%	^	01/15/2023	206,413
245,000	SBA Communications Corporation	5.63%		10/01/2019	251,738
5,000	SBA Telecommunications, Inc.	5.75%		07/15/2020	5,114
195,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	198,413
240,000	Select Medical Corporation	6.38%		06/01/2021	244,800
220,000	Service Corporation International	5.38%		01/15/2022	226,600
305,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	298,900
250,000	Simon Property Group LP	2.15%		09/15/2017	254,406
290,000	Southern Company	1.95%		09/01/2016	294,449
150,000	Southern Star Central Corporation	5.13%	^	07/15/2022	151,500
230,000	Southwest Airlines Company	5.13%		03/01/2017	246,523
225,000	Spectrum Brands, Inc.	6.75%		03/15/2020	235,688
115,000	Station Casinos LLC	7.50%		03/01/2021	118,450
220,000	Steel Dynamics, Inc.	5.13%	^	10/01/2021	224,125
180,000	Terex Corporation	6.00%		05/15/2021	184,500
315,000	Tesoro Logistics LP	6.25%	^	10/15/2022	315,788
300,000	Thomson Reuters Corporation	1.30%		02/23/2017	298,600
245,000	Toyota Motor Credit Corporation	1.75%		05/22/2017	247,324
280,000	Transdigm, Inc.	6.00%		07/15/2022	280,700
165,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	109,725
210,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	194,775
240,000	United Rentals North America, Inc.	7.63%		04/15/2022	265,080
280,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	304,500
305,000	Walgreens Boots Alliance, Inc.	1.75%		11/17/2017	305,991
220,000	Wal-Mart Stores, Inc.	5.38%		04/05/2017	240,670
325,000	Waste Management, Inc.	2.60%		09/01/2016	332,687
265,000	WCI Communities, Inc.	6.88%		08/15/2021	266,988
250,000	WellPoint, Inc.	1.88%		01/15/2018	250,132
300,000	Wells Fargo & Company	2.10%		05/08/2017	305,278
300,000	Xerox Corporation	2.95%		03/15/2017	308,434
Total US Corporate Bonds (Cost $28,263,462)					28,094,146

US Government / Agency Mortgage Backed Obligations - 0.6%
1,312,239	Federal Home Loan Mortgage Corporation, Series 3417-SM	6.12%	#I/F I/O	02/15/2038	218,232
995,289	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	1,028,897
Total US Government / Agency Mortgage Backed Obligations (Cost $1,218,740)					1,247,129

US Government Bonds and Notes - 6.7%
870,000	United States Treasury Notes	0.25%		02/28/2015	870,306
1,840,000	United States Treasury Notes	1.50%		06/30/2016	1,867,456
2,060,000	United States Treasury Notes	1.00%		08/31/2016	2,075,007
2,060,000	United States Treasury Notes	1.00%		09/30/2016	2,074,968
2,390,000	United States Treasury Notes	1.00%		10/31/2016	2,407,225
2,410,000	United States Treasury Notes	0.88%		11/30/2016	2,420,544
2,140,000	United States Treasury Notes	3.13%		01/31/2017	2,246,583
1,270,000	United States Treasury Notes	3.25%		03/31/2017	1,339,701
Total US Government Bonds and Notes (Cost $15,312,476)					15,301,790

Affiliated Mutual Funds - 6.2% (a)
378,026	DoubleLine Core Fixed Income Fund				4,150,721
991,695	DoubleLine Floating Rate Fund				9,897,112
Total Affiliated Mutual Funds (Cost $14,171,875)					14,047,833

Short Term Investments - 8.4%
6,409,896	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		6,409,896
6,409,895	Fidelity Institutional Government Portfolio	0.01%	♦		6,409,895
6,409,896	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		6,409,896
Total Short Term Investments (Cost $19,229,687)					19,229,687

Total Investments - 91.0% (Cost $209,335,445)					208,033,088
Other Assets in Excess of Liabilities - 9.0%					20,649,407
NET ASSETS - 100.0%					$228,682,495

#	Variable rate security. Rate disclosed as of December 31, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2014, the value of these securities amounted to $53,779,762 or 23.5% of net assets.

†	Perpetual Maturity
ʊ	Issuer is in default of interest payments
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
(a)	Institutional class shares held
♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Tax Cost of Investments	$209,335,445
Gross Tax Unrealized Appreciation	1,016,986
Gross Tax Unrealized Depreciation	(2,319,343)
Net Tax Unrealized Appreciation (Depreciation)	$(1,302,357)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	15.8%
Collateralized Loan Obligations	15.6%
Non-Agency Commercial Mortgage Backed Obligations	12.7%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
US Corporate Bonds	12.3%
Short Term Investments	8.4%
US Government Bonds and Notes	6.7%
Affiliated Mutual Funds	6.2%
US Government / Agency Mortgage Backed Obligations	0.6%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.2%
Other Assets and Liabilities	9.0%
100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	75.0%
Mexico	2.4%
Colombia	2.3%
Chile	2.0%
Brazil	1.9%
Peru	1.8%
Singapore	1.0%
Guatemala	0.6%
Panama	0.6%
Jamaica	0.4%
Paraguay	0.3%
Australia	0.3%
Canada	0.3%
India	0.3%
Barbados	0.3%
Costa Rica	0.3%
United Kingdom	0.2%
Israel	0.2%
France	0.1%
Luxembourg	0.1%
China	0.1%
Supranational	0.1%
Dominican Republic	0.1%
South Korea	0.1%
Germany	0.1%
Qatar	0.1%
Other Assets and Liabilities	9.0%
100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	15.6%
Non-Agency Commercial Mortgage Backed Obligations	12.7%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Short Term Investments	8.4%
US Government Bonds and Notes	6.7%
Banking	6.7%
Affiliated Mutual Funds	6.2%
Telecommunications	2.6%
Oil & Gas	2.5%
Building and Development	1.3%
Transportation	1.3%
Consumer Products	1.2%
Finance	1.1%
Healthcare	1.0%
Media	1.0%
Chemicals/Plastics	0.9%
Financial Intermediaries	0.8%
Business Equipment and Services	0.8%
Mining	0.7%
US Government / Agency Mortgage Backed Obligations	0.6%
Utilities	0.5%
Automotive	0.5%
Industrial	0.5%
Food Products	0.4%
Real Estate	0.4%
Pharmaceuticals	0.4%
Leisure	0.4%
Retailers (other than Food/Drug)	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Beverage and Tobacco	0.3%
Pulp & Paper	0.3%
Energy	0.3%
Food/Drug Retailers	0.2%
Insurance	0.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.2%
Software	0.2%
Environmental Control	0.2%
Construction	0.1%
Containers and Glass Products	0.1%
Air Transport	0.1%
Conglomerates	0.1%
Cosmetics/Toiletries	0.1%
Machinery and Tools	0.1%
Other Assets and Liabilities	9.0%
100.0%

Total Return Swaps - Long
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER USD Index	Barclays Capital, Inc.	10,310,000	01/08/2015	$(95,002)
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	7,140,000	01/29/2015	1,129,416
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	1,397,000	02/26/2015	259,613
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	9,701,000	03/26/2015	1,305,823
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	5,507,000	04/30/2015	710,394
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	6,000,000	05/28/2015	665,762
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	11,500,000	06/25/2015	859,202
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	19,000,000	07/30/2015	955,999
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	12,000,000	08/27/2015	661,574
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	40,000,000	09/24/2015	1,670,725
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	17,000,000	10/29/2015	1,137,303
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	11,000,000	11/19/2015	264,798
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	20,000,000	12/17/2015	(4,246)
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	37,000,000	01/28/2016	(38,928)
				$9,482,433

Shiller Barclays CAPE® US Sector ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an exchange-traded fund that invests primarily in equity securities of companies in the relevant sector.

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index that invests primarily in equity securities of companies in the relevant sector.

DoubleLine Flexible Income Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.3%
1,000,000	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^∞	10/15/2019	999,500
Total Asset Backed Obligations (Cost $1,000,000)					999,500

Collateralized Loan Obligations - 19.5%
250,000	Adams Mill Ltd., Series 2014-1A-D1	3.70%	#^	07/15/2026	233,959
250,000	Adams Mill Ltd., Series 2014-1A-E1	5.20%	#^	07/15/2026	222,501
500,000	Apidos Ltd., Series 2014-19A-D	3.96%	#^	10/17/2026	479,810
162,048	ARES Ltd., Series 2007-12A-A	0.86%	#^	11/25/2020	161,390
250,000	Avery Point Ltd., Series 2013-2A-C	2.98%	#^	07/17/2025	240,744
500,000	Avery Point Ltd., Series 2013-2A-D	3.68%	#^	07/17/2025	472,222
500,000	Babson Ltd., Series 2014-3A-D2	4.63%	#^	01/15/2026	499,909
250,000	Babson Ltd., Series 2014-3A-E2	6.73%	#^	01/15/2026	246,018
250,000	Cent Ltd., Series 2014-22A-B	3.43%	#^	11/07/2026	243,877
500,000	Cent Ltd., Series 2014-22A-C	3.98%	#^	11/07/2026	473,883
250,000	ColumbusNova Ltd., Series 2006-1A-D	1.78%	#^	07/18/2018	244,989
500,000	Dryden Leveraged Loan, Series 2006-11A-C1	1.83%	#^	04/12/2020	485,828
250,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.23%	#^	01/15/2025	244,244
500,000	Eaton Vance Ltd., Series 2006-8A-B	0.88%	#^	08/15/2022	483,134
500,000	Flatiron Ltd., Series 2013-1	2.98%	#^	01/17/2026	481,976
250,000	Galaxy Ltd., Series 2014-18A-D1	3.93%	#^	10/15/2026	238,741
500,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.43%	#^	04/17/2022	498,329
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	2.93%	#^	08/01/2025	237,703
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.73%	#^	04/28/2025	230,398
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.23%	#^	04/28/2025	222,305
500,000	ING Ltd., Series 2013-1A-D	5.23%	#^	04/15/2024	452,726
500,000	LCM LP, Series 10AR-BR	2.13%	#^	04/15/2022	499,139
100,000	LCM LP, Series 12A-C	3.48%	#^	10/19/2022	99,440
500,000	LCM LP, Series 12A-D	4.73%	#^	10/19/2022	499,260
500,000	LCM LP, Series 14A-D	3.73%	#^	07/15/2025	474,296
250,000	LCM LP, Series 16A-D	3.86%	#^	07/15/2026	237,268
500,000	LCM LP, Series 6A-C	1.04%	#^	05/28/2019	485,365
250,000	Madison Park Funding Ltd., Series 2014-13A-D	3.58%	#^	01/19/2025	233,944
250,000	Madison Park Funding Ltd., Series 2014-13X-E	5.23%	#	01/19/2025	225,558
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	3.88%	#^	11/14/2026	474,683
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	3.79%	#^	11/22/2025	502,510
250,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.83%	#^	11/14/2026	246,339
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D2	4.87%	#^	11/22/2025	502,238
500,000	OZLM Funding Ltd., Series 2013-5A-A1	1.73%	#^	01/17/2026	496,976
250,000	Pinnacle Park Ltd., Series 2014-1A-C	3.33%	#^	04/15/2026	245,704
250,000	Race Point Ltd., Series 2012-6RA-CR	3.34%	#^	05/24/2023	248,473
250,000	Race Point Ltd., Series 2012-6RA-DR	4.34%	#^	05/24/2023	248,239
500,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	1.73%	#^	10/30/2026	496,131
500,000	Thacher Park Ltd., Series 2014-1A-D1	3.76%	#^	10/20/2026	472,497
142,626	Trimaran Ltd., Series 2006-2A-A1L	0.48%	#^	11/01/2018	142,675
250,000	Washington Mill Ltd., Series 2014-1A-C	3.23%	#^	04/20/2026	241,418
500,000	WG Horizons, Series 2006-1A-C	1.94%	#^	05/24/2019	485,927
Total Collateralized Loan Obligations (Cost $14,790,838)					14,652,766

Foreign Corporate Bonds - 19.5%
200,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	222,500
200,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	194,000
200,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	216,800
200,000	AES El Salvador Trust	6.75%		03/28/2023	189,200
200,000	Agromercantil Senior Trust	6.25%		04/10/2019	203,500
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	207,000
150,000	B Communications Ltd.	7.38%	^	02/15/2021	159,375
200,000	Banco Davivienda S.A.	5.88%		07/09/2022	200,500
200,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	187,000
200,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	212,000
200,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	213,250
200,000	Banco Nacional de Costa Rica	6.25%		11/01/2023	199,860
200,000	Banco Regional SAECA	8.13%		01/24/2019	214,100
200,000	Bancolombia S.A.	5.13%		09/11/2022	199,250
200,000	BBVA Banco Continental S.A.	5.25%	#^	09/22/2029	203,400
100,000	Camposol S.A.	9.88%		02/02/2017	103,450
200,000	Cementos Progreso Trust	7.13%		11/06/2023	216,900
400,000	Cemex S.A.B. de C.V.	5.70%	^	01/11/2025	389,000
200,000	Cencosud S.A.	4.88%		01/20/2023	197,260
200,000	Central American Bottling Corporation	6.75%		02/09/2022	212,500
200,000	Columbus International, Inc.	7.38%		03/30/2021	208,750
400,000	Comcel Trust	6.88%		02/06/2024	420,000
200,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	199,500
250,000	CorpGroup Banking S.A.	6.75%		03/15/2023	247,635
100,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	88,500
400,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	410,397
100,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	99,432
200,000	Digicel Ltd.	8.25%		09/30/2020	195,000
200,000	Digicel Ltd.	7.13%		04/01/2022	186,500
270,000	Ecopetrol S.A.	4.13%		01/16/2025	257,175
100,000	Ecopetrol S.A.	5.88%		05/28/2045	93,000
226,928	ENA Norte Trust	4.95%		04/25/2023	233,736
200,000	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	204,500
200,000	Global Bank Corporation	5.13%	^	10/30/2019	204,000
200,000	GNL Quintero S.A.	4.63%	^	07/31/2029	202,954
200,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	188,500
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	194,000
200,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	212,000
100,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	102,000
200,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	205,000
200,000	Industrial Senior Trust	5.50%		11/01/2022	197,000
50,000	InRetail Shopping Malls	6.50%	^	07/09/2021	52,250
150,000	InRetail Shopping Malls	6.50%		07/09/2021	156,750
180,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	179,577
200,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	202,500
450,000	JBS Investments GmbH	7.25%		04/03/2024	443,250
200,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	193,000
200,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	186,500
200,000	Mexichem S.A.B. de C.V.	5.88%	^	09/17/2044	191,000
200,000	Millicom International Cellular S.A.	4.75%		05/22/2020	189,500
200,000	Millicom International Cellular S.A.	6.63%		10/15/2021	209,000
200,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	193,000
91,408	Nakilat, Inc.	6.27%		12/31/2033	103,062
200,000	OAS Financial Ltd.	8.88%	#†ʊ	04/25/2018	64,000
200,000	Oleoducto Central S.A.	4.00%		05/07/2021	191,500
300,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	307,487
200,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	158,500
200,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	154,000
100,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	77,000
200,000	Petroleos Mexicanos	5.50%		01/21/2021	217,500
250,000	Rio Oil Finance Trust	6.25%		07/06/2024	239,395
175,000	Seven Generations Energy Ltd.	8.25%	^	05/15/2020	168,875
200,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	203,400
300,000	Southern Copper Corporation	6.75%		04/16/2040	317,700
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	208,500
200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	210,000
200,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	182,500
200,000	Vale Overseas Ltd.	4.63%		09/15/2020	203,682
200,000	Vedanta Resources PLC	8.25%		06/07/2021	198,875
200,000	Vedanta Resources PLC	7.13%		05/31/2023	185,010
400,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	396,000
200,000	VTR Finance B.V.	6.88%		01/15/2024	204,500
Total Foreign Corporate Bonds (Cost $15,180,619)					14,678,237

Non-Agency Commercial Mortgage Backed Obligations - 9.8%
100,000	Banc of America Commercial Mortgage Trust, Series 2005-3-AM	4.73%		07/10/2043	101,293
150,000	Banc of America Commercial Mortgage Trust, Series 2006-6-AM	5.39%		10/10/2045	159,514
100,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	104,979
100,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	106,004
100,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	102,751
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	254,967
100,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.35%	#	01/15/2046	104,084
100,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	103,901
100,000	CGBAM Commercial Mortgage Trust, Series 2014-HD-D	2.16%	#^	02/15/2031	99,657
1,887,175	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.10%	#I/O	10/10/2047	153,994
150,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	153,191
100,000	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	5.77%	#	05/15/2046	108,219
3,241,048	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	1.01%	#I/O	08/10/2046	170,524
1,344,115	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.21%	#I/O	05/10/2047	101,114
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	105,301
1,494,905	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-XA	1.32%	#I/O	08/10/2047	120,353
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	127,810
150,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-E	2.51%	#^	06/11/2027	149,305
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.66%	#^	06/11/2027	99,772
200,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.81%	#	06/15/2038	211,235
150,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	158,761
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.61%	#	01/15/2049	107,219
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.90%	#	09/15/2039	108,381
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	98,838
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	103,706
100,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	5.82%	#	07/10/2038	102,752
150,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	162,841
200,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	209,932
100,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.52%	#	04/10/2038	102,862
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-AJ	5.48%	#	05/15/2045	157,338
198,533	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	206,294
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.88%	#	02/12/2051	164,628
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	159,645
100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	103,155
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	2.56%	#^	08/15/2027	149,298
2,229,629	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.16%	#I/O	02/15/2047	148,387
1,247,159	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.13%	#I/O	08/15/2047	98,425
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	103,553
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	153,325
100,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	104,149
100,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	106,848
100,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1-AM	5.11%	#	07/12/2038	101,727
100,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-AJ	5.57%	#	02/12/2039	103,349
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%		10/15/2047	101,079
100,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AJ	5.20%	#	11/14/2042	102,346
150,000	Morgan Stanley Capital, Inc., Series 2005-IQ10-AJ	5.19%	#	09/15/2042	153,027
250,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.49%	#	03/12/2044	256,879
200,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	207,211
150,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.08%	#	12/12/2049	165,081
150,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2029	152,362
100,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	102,129
100,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	106,247
150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	160,340
2,555,729	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	0.99%	#I/O	11/15/2047	178,428
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $7,375,920)					7,338,510

Non-Agency Residential Collateralized Mortgage Obligations - 24.4%
953,686	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	868,440
1,186,609	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	1,002,740
951,817	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	932,984
641,896	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%	#	09/25/2036	510,261
816,348	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	721,626
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.04%	#^	07/27/2036	1,381,818
402,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.64%	#^	11/27/2037	371,456
869,087	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	728,218
285,030	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	8.70%	#^	07/27/2037	235,725
1,216,428	Impac Secured Assets Trust, Series 2006-5-1A1C	0.44%	#	02/25/2037	951,630
364,044	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	303,833
497,514	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.56%	#	04/25/2036	467,913
626,733	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1	6.00%		03/25/2037	509,596
1,427,559	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,180,250
355,230	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	324,118
358,639	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	341,730
921,854	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.57%	#	02/25/2036	894,447
923,790	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	728,476
549,228	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	479,859
1,174,795	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	965,470
694,554	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	563,151
750,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	#^	06/25/2058	792,537
750,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	768,993
1,772,190	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2	6.00%		03/25/2036	1,565,219
486,355	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A15	5.75%		03/25/2037	471,558
243,869	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	242,516
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $18,250,240)					18,304,564

US Corporate Bonds - 11.3%
110,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	115,775
150,000	Alere, Inc.	6.50%		06/15/2020	151,875
120,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	127,800
65,000	Asbury Automotive Group, Inc.	6.00%	^	12/15/2024	66,300
125,000	Ashland, Inc.	4.75%		08/15/2022	125,625
190,000	Atlas Pipeline Partners LP	4.75%		11/15/2021	181,450
125,000	Audatex North America, Inc.	6.00%	^	06/15/2021	129,375
145,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	148,625
180,000	Berry Plastics Corporation	5.50%		05/15/2022	182,925
120,000	Biomet, Inc.	6.50%		08/01/2020	128,700
90,000	CCO Holdings LLC	5.25%		09/30/2022	90,112
90,000	CCOH Safari LLC	5.50%		12/01/2022	91,575
170,000	CDW LLC	6.00%		08/15/2022	176,375
90,000	Cinemark USA, Inc.	7.38%		06/15/2021	96,300
140,000	CommScope, Inc.	5.00%	^	06/15/2021	138,600
65,000	Dana Holding Corporation	5.50%		12/15/2024	65,975
60,000	Energy Gulf Coast, Inc.	9.25%		12/15/2017	39,900
135,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	73,575
140,000	EP Energy LLC	9.38%		05/01/2020	142,100
125,000	Frontier Communications Corporation	8.50%		04/15/2020	140,000
180,000	Gannett Company, Inc.	4.88%	^	09/15/2021	179,100
185,000	Gates Global LLC	6.00%	^	07/15/2022	178,099
165,000	Goodyear Tire & Rubber Company	7.00%		05/15/2022	179,025
125,000	Gray Television, Inc.	7.50%		10/01/2020	129,375
180,000	HCA, Inc.	4.25%		10/15/2019	182,925
170,000	HD Supply, Inc.	7.50%		07/15/2020	178,925
140,000	Hexion Finance Corporation	6.63%		04/15/2020	137,900
180,000	Icahn Enterprises LP	4.88%		03/15/2019	180,000
65,000	Kindred Escrow Corporation	8.00%	^	01/15/2020	69,387
180,000	Level 3 Communications, Inc.	5.75%	^	12/01/2022	182,025
165,000	Lifepoint Hospitals, Inc.	5.50%		12/01/2021	169,537
170,000	Louisiana-Pacific Corporation	7.50%		06/01/2020	179,775
120,000	Manitowoc Company, Inc.	8.50%		11/01/2020	130,200
120,000	Memorial Production Partners LP	6.88%	^	08/01/2022	91,800
170,000	MGM Resorts International	6.63%		12/15/2021	179,350
130,000	Milacron LLC	7.75%	^	02/15/2021	133,250
55,000	NCL Corporation Ltd.	5.00%		02/15/2018	55,275
120,000	NCL Corporation Ltd.	5.25%	^	11/15/2019	121,500
115,000	Oasis Petroleum, Inc.	7.25%		02/01/2019	110,975
180,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	180,900
130,000	Post Holdings, Inc.	7.38%		02/15/2022	130,325
65,000	Regal Entertainment Group	5.75%		03/15/2022	62,400
150,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	150,750
100,000	Reynolds Group Issuer LLC	9.00%		04/15/2019	104,000
120,000	Sally Holdings LLC	5.75%		06/01/2022	126,300
165,000	Sanchez Energy Corporation	6.13%	^	01/15/2023	139,012
165,000	SBA Communications Corporation	5.63%		10/01/2019	169,537
10,000	SBA Telecommunications, Inc.	5.75%		07/15/2020	10,228
135,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	137,363
140,000	Select Medical Corporation	6.38%		06/01/2021	142,800
130,000	Service Corporation International	5.38%		01/15/2022	133,900
185,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	181,300
100,000	Southern Star Central Corporation	5.13%	^	07/15/2022	101,000
135,000	Spectrum Brands, Inc.	6.75%		03/15/2020	141,413
75,000	Station Casinos LLC	7.50%		03/01/2021	77,250
125,000	Steel Dynamics, Inc.	5.13%	^	10/01/2021	127,344
120,000	Terex Corporation	6.00%		05/15/2021	123,000
180,000	Tesoro Logistics LP	6.25%	^	10/15/2022	180,450
175,000	Transdigm, Inc.	6.00%		07/15/2022	175,438
85,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	56,525
130,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	120,575
165,000	United Rentals North America, Inc.	7.63%		04/15/2022	182,243
170,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	184,875
165,000	WCI Communities, Inc.	6.88%		08/15/2021	166,238
Total US Corporate Bonds (Cost $8,628,893)					8,486,551

US Government / Agency Mortgage Backed Obligations - 1.3%
980,724	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	1,008,878
Total US Government / Agency Mortgage Backed Obligations (Cost $998,921)					1,008,878

Affiliated Mutual Funds - 9.9% (a)
741,913	DoubleLine Floating Rate Fund				7,404,294
Total Affiliated Mutual Funds (Cost $7,494,383)					7,404,294

Short Term Investments - 2.2%
546,038	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		546,038
546,038	Fidelity Institutional Government Portfolio	0.01%	♦		546,038
546,038	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		546,038
Total Short Term Investments (Cost $1,638,114)					1,638,114

Total Investments - 99.2% (Cost $75,357,928)					74,511,414
Other Assets in Excess of Liabilities - 0.8%					597,514
NET ASSETS - 100.0%					$75,108,928

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2014, the value of these securities amounted to $26,766,371 or 35.6% of net assets.

∞	Illiquid security. At December 31, 2014, the value of these securities amount to $999,500 or 1.3% of net assets.
#	Variable rate security. Rate disclosed as of December 31, 2014.
†	Perpetual Maturity
ʊ	Issuer is in default of interest payments
I/O	Interest only security
(a)	Institutional class shares held
♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows Ω:

Tax Cost of Investments	$75,357,928
Gross Tax Unrealized Appreciation	283,786
Gross Tax Unrealized Depreciation	(1,130,300)
Net Tax Unrealized Appreciation (Depreciation)	$(846,514)

Ω	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	24.4%
Foreign Corporate Bonds	19.5%
Collateralized Loan Obligations	19.5%
US Corporate Bonds	11.3%
Affiliated Mutual Funds	9.9%
Non-Agency Commercial Mortgage Backed Obligations	9.8%
Short Term Investments	2.2%
US Government / Agency Mortgage Backed Obligations	1.3%
Asset Backed Obligations	1.3%
Other Assets and Liabilities	0.8%
100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	79.7%
Colombia	3.1%
Mexico	2.8%
Peru	2.6%
Brazil	2.4%
Guatemala	1.8%
Chile	1.7%
Israel	0.6%
Panama	0.6%
Paraguay	0.6%
Dominican Republic	0.6%
India	0.5%
Jamaica	0.5%
Singapore	0.4%
Barbados	0.3%
Costa Rica	0.3%
El Salvador	0.2%
Luxembourg	0.2%
Canada	0.2%
Qatar	0.1%
Other Assets and Liabilities	0.8%
100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	24.4%
Collateralized Loan Obligations	19.5%
Affiliated Mutual Funds	9.9%
Non-Agency Commercial Mortgage Backed Obligations	9.8%
Oil & Gas	4.0%
Telecommunications	3.7%
Banking	3.6%
Mining	2.5%
Building and Development	2.3%
Short Term Investments	2.2%
Chemicals/Plastics	1.4%
Transportation	1.4%
Consumer Products	1.3%
US Government / Agency Mortgage Backed Obligations	1.3%
Asset Backed Obligations	1.3%
Healthcare	1.1%
Utilities	1.1%
Media	0.9%
Leisure	0.9%
Finance	0.8%
Automotive	0.7%
Hotels/Motels/Inns and Casinos	0.6%
Retailers (other than Food/Drug)	0.6%
Business Equipment and Services	0.6%
Industrial	0.6%
Beverage and Tobacco	0.3%
Real Estate	0.3%
Technology	0.3%
Food/Drug Retailers	0.3%
Financial Intermediaries	0.2%
Cosmetics/Toiletries	0.2%
Conglomerates	0.2%
Machinery and Tools	0.2%
Food Products	0.2%
Software	0.2%
Containers and Glass Products	0.1%
Energy	0.1%
Construction	0.1%
Other Assets and Liabilities	0.8%
100.0%

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 0.5%
Mexico - 0.5%
724,926	New Sunward Holding B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche A6	4.66%	#	02/14/2017	726,738
Total Bank Loans (Cost $724,020)					726,738

Foreign Corporate Bonds - 93.7%
Barbados - 0.7%
1,000,000	Columbus International, Inc.	7.38%	^	03/30/2021	1,043,750
					1,043,750
Brazil - 12.5%
1,000,000	Andrade Gutierrez International S.A.	4.00%		04/30/2018	867,500
3,000,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	3,045,000
550,000	Globo Communicacao e Participacoes S.A.	6.25%	#†	07/20/2015	568,150
100,000	Globo Communicacao e Participacoes S.A.	5.31%	#^	05/11/2022	105,550
2,930,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	3,092,615
1,750,000	JBS Investments GmbH	7.75%		10/28/2020	1,820,875
200,000	Marfrig Holdings B.V.	8.38%		05/09/2018	198,000
1,500,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	1,398,750
1,000,000	Marfrig Holdings B.V.	6.88%		06/24/2019	932,500
600,000	Minerva Luxembourg S.A.	8.75%	#†^	04/03/2019	579,000
1,900,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,833,500
1,000,000	OAS Investments GmbH	8.25%	ʊ	10/19/2019	365,000
2,500,000	Petrobras Global Finance B.V.	3.12%	#	03/17/2020	2,263,750
200,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	211,108
250,000	Rio Oil Finance Trust	6.25%		07/06/2024	239,395
150,000	Vale Overseas Ltd.	4.63%		09/15/2020	152,762
					17,673,455
Chile - 10.3%
600,000	Banco Santander	2.11%	#	06/07/2018	609,000
2,500,000	Corpbanca S.A.	3.13%		01/15/2018	2,489,715
500,000	Corpbanca S.A.	3.88%		09/22/2019	502,322
2,000,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	2,051,986
2,500,000	Guanay Finance Ltd.	6.00%		12/15/2020	2,615,625
2,000,000	Inversiones CMPC S.A.	4.75%		01/19/2018	2,107,880
1,300,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	1,359,470
2,500,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	2,513,460
300,000	VTR Finance B.V.	6.88%		01/15/2024	306,750
					14,556,208
China - 1.8%
400,000	CNPC General Capital Ltd.	1.13%	#^	05/14/2017	400,868
1,100,000	CNPC General Capital Ltd.	1.13%	#	05/14/2017	1,102,388
1,000,000	Sinopec Group Overseas Development Ltd.	1.15%	#^	04/10/2019	1,001,867
					2,505,123
Colombia - 15.2%
1,200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	1,242,000
2,400,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	2,328,000
1,200,000	Bancolombia S.A.	6.13%		07/26/2020	1,266,000
2,500,000	Ecopetrol S.A.	4.25%		09/18/2018	2,606,250
1,200,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,278,240
1,300,000	Grupo Aval Ltd.	5.25%		02/01/2017	1,365,000
400,000	GrupoSura Finance S.A.	5.70%		05/18/2021	424,000
2,000,000	Millicom International Cellular S.A.	4.75%		05/22/2020	1,895,000
1,200,000	Millicom International Cellular S.A.	6.63%		10/15/2021	1,254,000
1,900,000	Oleoducto Central S.A.	4.00%		05/07/2021	1,819,250
3,800,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	3,283,200
2,600,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	2,742,740
					21,503,680
Costa Rica - 1.8%
1,300,000	Banco de Costa Rica	5.25%		08/12/2018	1,313,000
1,200,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	1,191,000
					2,504,000
Dominican Republic - 1.1%
500,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	542,000
1,000,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	1,084,000
					1,626,000
Germany - 0.9%
1,300,000	Rearden G Holdings EINS GmbH	7.88%		03/30/2020	1,287,000
					1,287,000
Guatemala - 5.5%
900,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	915,750
1,600,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,628,000
500,000	Bantrab Senior Trust	9.00%		11/14/2020	529,075
2,000,000	Cementos Progreso Trust	7.13%		11/06/2023	2,169,000
2,350,000	Central American Bottling Corporation	6.75%		02/09/2022	2,496,875
					7,738,700
India - 1.4%
2,000,000	Vedanta Resources PLC	6.00%		01/31/2019	1,960,000
					1,960,000
Israel - 4.4%
600,000	B Communications Ltd.	7.38%	^	02/15/2021	637,500
2,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	2,040,600
2,000,000	Israel Electric Corporation Ltd.	1.98%	#	01/17/2018	1,960,000
1,500,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,593,000
					6,231,100

Jamaica - 1.9%
1,200,000	Digicel Ltd.	7.00%		02/15/2020	1,192,800
1,500,000	Digicel Ltd.	8.25%		09/30/2020	1,462,500
					2,655,300
Mexico - 14.0%
1,000,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,052,500
2,000,000	Banco Santander Mexico	5.95%	#	01/30/2024	2,085,000
2,800,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	2,876,440
3,000,000	Cemex S.A.B. de C.V.	4.98%	#	10/15/2018	3,092,700
500,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	507,500
200,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	203,000
2,500,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,650,000
1,000,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	1,020,000
1,500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,537,500
500,000	Grupo Posadas S.A.B de C.V	7.88%		11/30/2017	477,500
2,500,000	Petroleos Mexicanos	3.50%		07/18/2018	2,537,500
1,500,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	1,575,000
300,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	273,750
					19,888,390
Panama - 4.6%
250,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	258,125
3,176,989	ENA Norte Trust	4.95%		04/25/2023	3,272,299
1,500,000	Global Bank Corporation	4.75%		10/05/2017	1,537,500
1,500,000	Global Bank Corporation	5.13%	^	10/30/2019	1,530,000
					6,597,924
Paraguay - 1.7%
1,080,000	Banco Regional SAECA	8.13%		01/24/2019	1,156,140
1,000,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	1,042,500
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	208,500
					2,407,140
Peru - 12.3%
2,500,000	Banco de Credito del Peru	2.75%		01/09/2018	2,493,750
3,000,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	3,039,390
600,000	Camposol S.A.	9.88%		02/02/2017	620,700
200,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	177,000
600,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	601,500
1,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	1,002,500
2,000,000	Ferreycorp S.A.A.	4.88%		04/26/2020	1,950,000
300,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	300,750
540,000	Inkia Energy Ltd.	8.38%		04/04/2021	577,800
1,500,000	InRetail Shopping Malls	6.50%		07/09/2021	1,567,500
300,000	Maestro Peru S.A.	6.75%		09/26/2019	324,000
3,388,919	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	3,226,827
1,500,000	Union Andina de Cementos S.A.A.	5.88%	^	10/30/2021	1,525,500
					17,407,217
Qatar - 0.6%
825,041	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	888,981
					888,981
Singapore - 3.0%
1,200,000	DBS Bank Ltd.	0.84%	#	07/15/2021	1,191,000
700,000	DBS Bank Ltd.	3.63%	#	09/21/2022	722,733
2,300,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	2,348,185
					4,261,918
Total Foreign Corporate Bonds (Cost $135,465,681)					132,735,886

Short Term Investments - 4.3%
2,014,776	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦		2,014,776
2,014,776	Fidelity Institutional Government Portfolio	0.01%	♦		2,014,776
2,014,776	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		2,014,776
Total Short Term Investments (Cost $6,044,328)					6,044,328

Total Investments - 98.5% (Cost $142,234,029)					139,506,952
Other Assets in Excess of Liabilities - 1.5%					2,090,909
NET ASSETS - 100.0%					$141,597,861

#	Variable rate security. Rate disclosed as of December 31, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2014, the value of these securities amounted to $15,388,385 or 10.9% of net assets.

†	Perpetual Maturity
ʊ	Issuer is in default of interest payments
♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows Ω:

Tax Cost of Investments	$142,234,029
Gross Tax Unrealized Appreciation	298,540
Gross Tax Unrealized Depreciation	(3,025,617)
Net Tax Unrealized Appreciation (Depreciation)	$(2,727,077)

Ω	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	93.7%
Short Term Investments	4.3%
Bank Loans	0.5%
Other Assets and Liabilities	1.5%
100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Colombia	15.2%
Mexico	14.5%
Brazil	12.5%
Peru	12.3%
Chile	10.3%
Guatemala	5.5%
Panama	4.6%
Israel	4.4%
United States	4.3%
Singapore	3.0%
Jamaica	1.9%
China	1.8%
Costa Rica	1.8%
Paraguay	1.7%
India	1.4%
Dominican Republic	1.1%
Germany	0.9%
Barbados	0.7%
Qatar	0.6%
Other Assets and Liabilities	1.5%
100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	24.8%
Oil & Gas	13.7%
Transportation	10.5%
Building and Development	8.1%
Telecommunications	6.4%
Consumer Products	5.3%
Utilities	4.9%
Short Term Investments	4.3%
Media	3.8%
Finance	3.8%
Mining	2.9%
Chemicals/Plastics	2.1%
Beverage and Tobacco	1.8%
Pulp & Paper	1.5%
Industrial	1.4%
Real Estate	1.1%
Retailers (other than Food/Drug)	0.9%
Construction	0.9%
Hotels/Motels/Inns and Casinos	0.3%
Other Assets and Liabilities	1.5%
100.0%

DoubleLine Long Duration Total Return Bond Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government / Agency Mortgage Backed Obligations - 53.7%
1,527,825	Federal Home Loan Mortgage Corporation, Series 4057-ZB	3.50%		06/15/2042	1,519,384
1,527,825	Federal Home Loan Mortgage Corporation, Series 4057-ZC	3.50%		06/15/2042	1,518,899
2,126,140	Federal Home Loan Mortgage Corporation, Series 4182-ZD	3.50%		03/15/2043	2,109,981
1,051,206	Federal Home Loan Mortgage Corporation, Series 4194-ZL	3.00%		04/15/2043	951,154
2,350,016	Federal Home Loan Mortgage Corporation, Series 4204-QZ	3.00%		05/15/2043	2,085,882
1,585,344	Federal Home Loan Mortgage Corporation, Series 4206-LZ	3.50%		05/15/2043	1,546,094
513,422	Federal Home Loan Mortgage Corporation, Series 4210-Z	3.00%		05/15/2043	461,721
313,008	Federal Home Loan Mortgage Corporation, Series 4226-GZ	3.00%		07/15/2043	276,962
2,000,000	Federal Home Loan Mortgage Corporation, Series 4417-PZ	3.00%		12/15/2044	1,780,625
2,669,710	Federal Home Loan Mortgage Corporation, Series 4420-CZ	3.00%		12/15/2044	2,403,305
2,100,000	Federal National Mortgage Association, Series 2012-128-UC	2.50%		11/25/2042	1,794,466
1,527,825	Federal National Mortgage Association, Series 2012-68-ZA	3.50%		07/25/2042	1,503,924
2,176,259	Federal National Mortgage Association, Series 2012-92-AZ	3.50%		08/25/2042	2,165,577
485,979	Federal National Mortgage Association, Series 2013-66-ZK	3.00%		07/25/2043	403,188
1,580,733	Federal National Mortgage Association, Series 2013-74-ZH	3.50%		07/25/2043	1,554,991
1,173,313	Federal National Mortgage Association, Series 2014-42-BZ	3.00%		07/25/2044	1,057,720
1,500,000	Federal National Mortgage Association, Series 2014-67-HD	3.00%		10/25/2044	1,369,064
904,000	Federal National Mortgage Association, Series 2014-68-TD	3.00%		11/25/2044	825,076
2,024,850	Federal National Mortgage Association, Series 2014-80-KL	2.00%		05/25/2043	1,519,293
763,014	Government National Mortgage Association, Series 2013-180-LO	0.00%	P/O	11/16/2043	536,423
Total US Government / Agency Mortgage Backed Obligations (Cost $27,145,820)					27,383,729

US Government Bonds and Notes - 45.5%
5,000,000	United States Treasury Bonds	5.38%		02/15/2031	6,976,170
3,500,000	United States Treasury Bonds	4.50%		02/15/2036	4,674,415
3,700,000	United States Treasury Bonds	3.38%		05/15/2044	4,169,438
2,200,000	United States Treasury Notes	2.00%		10/31/2021	2,205,328
5,000,000	United States Treasury Notes	2.50%		05/15/2024	5,147,655
Total US Government Bonds and Notes (Cost $23,227,894)					23,173,006

Short Term Investments - 1.4%
707,071	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦		707,071
Total Short Term Investments (Cost $707,071)					707,071

Total Investments - 100.6% (Cost $51,080,785)					51,263,806
Liabilities in Excess of Other Assets - (0.6)%					(305,492)
NET ASSETS - 100.0%					$50,958,314

P/O Principal only security

♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows Ω:

Tax Cost of Investments	$51,080,785
Gross Tax Unrealized Appreciation	251,836
Gross Tax Unrealized Depreciation	(68,815)
Net Tax Unrealized Appreciation (Depreciation)	$183,021

Ω	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	53.7%
US Government Bonds and Notes	45.5%
Short Term Investments	1.4%
Other Assets and Liabilities	(0.6)%
100.0%

Summary of Fair Value Disclosure
December 31, 2014 (Unaudited)

Security Valuation.  The Funds have adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds and notes of government and government agencies	Standard inputs
Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Quotations from dealers and trading systems

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2014, the Funds did not hold any investments in private investment funds.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.  Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20141:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi- Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund
Investments in Securities
Level 1
Money Market Funds	$656,814,394	$329,798,276	$16,639,119	$17,739,885	$95,010,062	$33,838,289	$19,229,687	$1,638,114	$6,044,328	$707,071
Affiliated Mutual Funds	-	140,921,871	-	45,853,699	49,500,000	-	14,047,833	7,404,294	-	-
Exchange Traded Funds and Common Stock	-	-	-	20,428,551	-	-	-	-	-	-
Real Estate Investment Trusts	-	-	-	2,365,077	-	-	-	-	-	-
Purchased Options	-	-	-	55,000	-	-	-	-	-	-
Total Level 1	656,814,394	470,720,147	16,639,119	86,442,212	144,510,062	33,838,289	33,277,520	9,042,408	6,044,328	707,071
Level 2
US Government / Agency Mortgage Backed Obligations	19,341,227,640	590,703,325	-	5,584,684	24,579,531	-	1,247,129	1,008,878	-	27,383,729
Non-Agency Residential Collateralized Mortgage Obligations	9,292,364,954	310,018,886	-	10,851,705	237,554,626	-	27,850,908	18,068,839	-	-
Other Short Term Investments	3,605,693,864	-	-	8,499,701	-	-	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	2,752,057,894	208,613,770	-	-	383,939,375	-	29,108,762	7,338,510	-	-
US Government Bonds and Notes	1,981,664,900	700,352,176	-	-	163,697,567	-	15,301,790	-	-	23,173,006
Collateralized Loan Obligations	1,883,745,913	115,281,480	-	6,911,855	451,498,632	-	35,742,348	14,652,766	-	-
Asset Backed Obligations	80,872,338	-	-	-	26,786,682	-	-	-	-	-
US Corporate Bonds	-	508,973,482	-	1,860,050	203,946,082	16,794,653	28,094,146	8,486,551	-	-
Foreign Corporate Bonds	-	457,001,477	635,025,661	-	430,719,235	-	36,185,494	14,678,237	132,735,886	-
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	13,057,431	491,250	-	17,207,562	-	454,956	-	-	-
Municipal Bonds	-	-	-	2,184,375	-	-	-	-	-	-
Purchased Options	-	-	-	652,377	-	-	-	-	-	-
Bank Loans	-	-	-	-	219,649,775	307,127,249	-	-	726,738	-
Total Level 2	38,937,627,503	2,904,002,027	635,516,911	36,544,747	2,159,579,067	323,921,902	173,985,533	64,233,781	133,462,624	50,556,735
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	595,487,963	18,795,636	-	380,433	-	-	770,035	235,725	-	-
Asset Backed Obligations	53,973,000	-	-	-	4,997,500	-	-	999,500	-	-
Total Level 3	649,460,963	18,795,636	-	380,433	4,997,500	-	770,035	1,235,225	-	-
Total	$40,243,902,860	$3,393,517,810	$652,156,030	$123,367,392	$2,309,086,629	$357,760,191	$208,033,088	$74,511,414	$139,506,952	$51,263,806
Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$952,716	$-	$-	$-	$-	$-	$-
Total Level 1	-	-	-	952,716	-	-	-	-	-	-
Level 2
Forward Currency Exchange Contracts	-	-	-	645,931	-	-	-	-	-	-
Swaps	-	-	-	20,745	-	-	9,482,433	-	-	-
Total Level 2	-	-	-	666,676	-	-	9,482,433	-	-	-
Level 3	-	-	-	-	-	-	-	-	-	-
Total	$-	$-	$-	$1,619,392	$-	$-	$9,482,433	$-	$-	$-
See the Schedules of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1 during the period ended December 31, 2014.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Balance as of 3/31/2014	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)3	Net Accretion (Amortization)	Purchases	Sales 1	Transfers Into Level 3 2	Transfers Out of Level 3 2	Balance as of 12/31/2014	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/20143
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$862,153,296	$2,757,544	$(5,372,815)	$26,598,608	$10,428,462	$(20,248,064)	$13,772,131	$(294,601,199)	$595,487,963	$(8,308,531)
Asset Backed Obligations	-	-	(27,000)	-	54,000,000	-	-	-	53,973,000	-
Total	$862,153,296	$2,757,544	$(5,399,815)	$26,598,608	$64,428,462	$(20,248,064)	$13,772,131	$(294,601,199)	$649,460,963	$(8,308,531)

DoubleLine Core Fixed Income Fund	Balance as of 3/31/2014	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)3	Net Accretion (Amortization)	Purchases	Sales 1	Transfers Into Level 3 2	Transfers Out of Level 3 2	Balance as of 12/31/2014	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/20143
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$27,845,925	$88,632	$(985,425)	$940,075	$-	$(554,212)	$-	$(8,539,359)	$18,795,636	$(709,470)
Total	$27,845,925	$88,632	$(985,425)	$940,075	$-	$(554,212)	$-	$(8,539,359)	$18,795,636	$(709,470)

DoubleLine Flexible Income Fund	Balance as of 3/31/2014	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)3	Net Accretion (Amortization)	Purchases	Sales 1	Transfers Into Level 3 2	Transfers Out of Level 3 2	Balance as of 12/31/2014	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/20143
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$-	$3,291	$10,791	$4,671	$231,942	$(14,970)	$-	$-	$235,725	$-
Asset Backed Obligations	-	-	(500)	-	1,000,000	-	-	-	999,500	-
Total	$-	$3,291	$10,291	$4,671	$1,231,942	$(14,970)	$-	$-	$1,235,225	$-

1 Sales include all sales of securities, maturities, and paydowns.
2 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2014 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2014*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$595,487,963	Market Comparables, Discounted Cash Flow	Market Quotes	$47.38 - $123.41	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$53,973,000	Market Comparables, Discounted Cash Flow	Market Quote	$99.95	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

DoubleLine Core Fixed Income Fund	Fair Value as of 12/31/2014*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$18,795,636	Market Comparables, Discounted Cash Flow	Market Quotes	$85.02 - $97.08	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2014*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$235,725	Market Comparables, Discounted Cash Flow	Market Quotes	$70.61 - $82.70	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$999,500	Market Comparables, Discounted Cash Flow	Market Quote	$99.95	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors.  The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title) /s/ Ronald R. Redell
Ronald R. Redell, President

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
                                            Ronald R. Redell, President

Date  February 26, 2015

By (Signature and Title) /s/ Susan Nichols
                                           Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  February 26, 2015